As filed with the Securities and Exchange Commission on January 15, 2026
1933 Act Registration No. [__]

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO. [__]
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)
John Morriss, President
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (260) 455-2000
Paul T. Chryssikos, Esquire
Lincoln Financial
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copies of all communications to:
Robert A. Robertson, Esquire
Dechert, LLP
US Bank Tower
633 West 5th Street, Suite 4900
Los Angeles, CA 90071-2013
Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of securities being registered: Shares of beneficial interest, without par value, of the Acquiring Fund, a series of the Registrant.
It is proposed that this Registration Statement will become effective on February 14, 2024, pursuant to Rule 488 under the Securities Act of 1933, as amended.
No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

One Madison Avenue, 17th Floor

New York, New York 10010

877-6LM-FUND/656-3863

[_], 2026

Dear Contract Owners and Shareholders:

The Board of Trustees (the “Board”) of Legg Mason Partners Variable Equity Trust (the “Target Funds Trust”) has called a Joint Special Meeting of Shareholders (the “Special Meeting”) of ClearBridge Variable Appreciation Portfolio, ClearBridge Variable Dividend Strategy Portfolio, ClearBridge Variable Large Cap Growth Portfolio and ClearBridge Variable Large Cap Value Portfolio (each a “Target Fund” and collectively, the “Target Funds”), each a series of the Target Funds Trust, to be held at the offices of Franklin Templeton Fund Adviser, LLC, One Madison Avenue, 17th Floor, New York, New York 10010 on April 10, 2026 at 1:00 p.m. (Eastern time). The purpose of the Special Meeting is to vote on an important proposal that affects your investment in your Target Fund.

The Board has approved an Agreement and Plan of Reorganization (the “Agreement”), pursuant to which each Target Fund would be reorganized into a corresponding, newly created fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) in the Lincoln Variable Insurance Products Trust (each, a “Reorganization” and collectively, the “Reorganizations”). Following the Reorganizations, each Acquiring Fund will have the same investment objectives and the same principal investment strategies as the corresponding Target Fund, and ClearBridge Investments, LLC, each Target Fund’s current subadviser, will serve as the subadviser of the corresponding Acquiring Fund. The portfolio management teams of each Target Fund and its corresponding Acquiring Fund will be the same. Each Acquiring Fund will be managed by Lincoln Financial Investments Corporation, a wholly-owned subsidiary of The Lincoln National Life Insurance Company.

The Target Funds are sold only to (i) separate accounts of certain life insurance companies (the “Participating Insurance Companies”) to fund benefits payable under certain variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by the Participating Insurance Companies; and (ii) certain pension and other qualified plans. If you are a Variable Contract owner, a voting instruction form is enclosed. When you complete and return your voting instruction form, it tells the Participating Insurance Company how you wish to vote the Fund shares attributable to your Variable Contract on important issues relating to the Fund underlying your Variable Contract. If you are a shareholder, a proxy card is enclosed. The attached Notice of Special Meeting of Shareholders and Joint Proxy Statement/Prospectus describe the matters to be considered at the Meeting. You should read the Joint Proxy Statement/Prospectus prior to completing your voting instruction card or proxy card.

The Board believes that the proposed Reorganizations are in the best interests of the Target Funds and recommends that you vote FOR the proposed Reorganization of your Target Fund.

We urge you to carefully review the Proposal in the Joint Prospectus/Proxy Statement. Then, please complete the voting instruction form/proxy card and return it in the postage-paid envelope, so that it is received prior to the Meeting on April 10, 2026 for your vote to be counted. When Variable Contract owners return their voting instructions promptly, the Fund may be able to save money by not having to conduct additional solicitations, including having the Participating Insurance Companies forward additional mailings. PLEASE COMPLETE, SIGN AND RETURN each voting instruction form/proxy card you receive.

We welcome your comments. If you have any questions, call Fund Information at: (800) DIAL BEN® or (800) 342-5236.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

One Madison Avenue, 17th Floor

New York, New York 10010

877-6LM-FUND/656-3863

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL 10, 2026

Notice is hereby given that a Joint Special Meeting of Shareholders (the “Special Meeting”) of Legg Mason Partners Variable Equity Trust (the “Target Funds Trust”), on behalf of its series ClearBridge Variable Appreciation Portfolio, ClearBridge Variable Dividend Strategy Portfolio, ClearBridge Variable Large Cap Growth Portfolio and ClearBridge Variable Large Cap Value Portfolio (each a “Target Fund” and collectively, the “Target Funds”), will be held at the offices of Franklin Templeton Fund Adviser, LLC, One Madison Avenue, 17th Floor, New York, New York 10010 on April 10, 2026 at 1:00 p.m. (Eastern time), and any adjournment or postponement thereof.

At the Special Meeting, shareholders of each Target Fund will be asked separately to vote upon the following proposals:

PROPOSAL 1:	To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between Lincoln Variable Insurance Products Trust, on behalf of the respective series thereof identified in the table below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) and the Target Funds Trust, on behalf of the applicable Target Fund, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund as set forth in the table below and the assumption by the Acquiring Fund of the liabilities of the Target Fund, as described in the respective Reorganization Agreement; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of the shares of the Acquiring Fund as set forth in the table below; and (iii) the termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

Target Funds	Acquiring Funds
1.a. ClearBridge Variable Appreciation Portfolio	LVIP ClearBridge Appreciation Fund
1.b. ClearBridge Variable Dividend Strategy Portfolio	LVIP ClearBridge Dividend Strategy Fund
1.c. ClearBridge Variable Large Cap Growth Portfolio	LVIP ClearBridge Large Cap Growth Fund
1.d. ClearBridge Variable Large Cap Value Portfolio	LVIP ClearBridge Large Cap Value Fund

PROPOSAL 2:	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

The Board of Trustees of the Target Funds Trust has fixed the close of business on January 22, 2026 as the record date for the determination of shareholders entitled to notice of and eligible to vote at the Special Meeting.

Even if you expect to attend the Special Meeting, you are requested to complete, sign, date and return the enclosed voting instruction card/proxy card in the enclosed envelope, which needs no postage if mailed in the United States. The enclosed voting instruction card/proxy card is being solicited on behalf of the Board of Trustees of the Target Funds Trust. You may also provide voting instructions by telephone or via the Internet. It is important that you return your voting instruction card/proxy card promptly.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to be held on April 10, 2026: The Notice of Special Meeting, Joint Proxy Statement/Prospectus, annual and semi-annual reports and form of voting instruction cards/proxy cards are available https://vote.proxyonline.com/Franklin/docs. For more information, shareholders may contact our proxy solicitor, EQ Fund Solutions, LLC, at 800-992-3086.

Sincerely, Marc A. De Oliveira Secretary, Legg Mason Partners Variable Equity Trust

The information contained in this Joint Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Joint Proxy Statement/Prospectus is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION,

DATED [JANUARY 15, 2026]

JOINT PROXY STATEMENT

OF

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

One Madison Avenue, 17th Floor

New York, New York 10010

877-6LM-FUND/656-3863

And

PROSPECTUS

OF

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

1301 South Harrison Street

Fort Wayne, Indiana 46802

866-436-8717

[_], 2026

This Joint Proxy Statement/Prospectus is being furnished to shareholders of ClearBridge Variable Appreciation Portfolio, ClearBridge Variable Dividend Strategy Portfolio, ClearBridge Variable Large Cap Growth Portfolio and ClearBridge Variable Large Cap Value Portfolio (each a “Target Fund” and collectively, the “Target Funds”), each a series of Legg Mason Partners Variable Equity Trust (the “Target Funds Trust”). The Board of Trustees of the Target Funds Trust (the “Board”) has called a Joint Special Meeting of Shareholders (the “Special Meeting”) of the Target Funds to be held at the offices of Franklin Templeton Fund Adviser, LLC, One Madison Avenue, 17th Floor, New York, New York 10010 on April 10, 2026 at 1:00 p.m. (Eastern time), and any adjournment or postponement thereof.

Shares of each Target Fund are sold to (i) separate accounts of certain insurance companies (the “Participating Insurance Companies”) to fund benefits payable under certain variable annuity or variable life insurance contracts (“Variable Contracts”) issued by the Participating Insurance Company; and (ii) certain pension and other qualified plans. If you are an owner of a Variable Contract, you have the right to instruct the Participating Insurance Company how to vote shares of the Fund attributable to your Variable Contract. Therefore, each Participating Insurance Company solicits voting instructions from the owners of the Variable Contracts issued by such Company with respect to the shares of the Fund attributable to such Variable Contracts.

For the limited purpose of this Joint Prospectus/Proxy Statement, the terms “shareholder(s),” “you” and “your” refer to Variable Contract owners, as beneficial owners of Fund shares, and to the Participating Insurance Companies as direct owners of Fund shares, as well as any other direct shareholders of the Fund, unless the context otherwise requires.

This Joint Proxy Statement/Prospectus and the enclosed voting instruction cards/proxy cards are first being sent to shareholders of the Target Funds on or about [ ].

1

Shareholders of record of each Target Fund as of the close of business on January 22, 2026 (the “Record Date”) are entitled to notice of and are eligible to vote at the Special Meeting. At the Special Meeting, shareholders of each Target Fund will be asked to consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between Lincoln Variable Insurance Products Trust, on behalf of the applicable series thereof identified in the table below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), and the Target Funds Trust, on behalf of the applicable Target Fund, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund as set forth in the table below and the assumption by the Acquiring Fund of the liabilities of the Target Fund, as described in the respective Reorganization Agreement; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of such shares of the Acquiring Fund; and (iii) the termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The following table shows each Target Fund and the corresponding Acquiring Fund:

Target Funds	Acquiring Funds
ClearBridge Variable Appreciation Portfolio	LVIP ClearBridge Appreciation Fund
ClearBridge Variable Dividend Strategy Portfolio	LVIP ClearBridge Dividend Strategy Fund
ClearBridge Variable Large Cap Growth Portfolio	LVIP ClearBridge Large Cap Growth Fund
ClearBridge Variable Large Cap Value Portfolio	LVIP ClearBridge Large Cap Value Fund

If shareholders of a Target Fund approve the Reorganization Agreement and certain other closing conditions are satisfied or waived, shareholders of Class I shares of the Target Fund will receive Standard Class shares of the corresponding Acquiring Fund, and shareholders of Class II shares of the Target Fund will receive Service Class shares of the corresponding Acquiring Fund. Shares you receive from the Acquiring Fund will have the same aggregate net asset value (“NAV”) to your investment in the corresponding class of shares of the Target Fund that you held immediately prior to the Reorganization. Please note that, because there were no outstanding Class II Shares of ClearBridge Variable Large Cap Value Portfolio on the Record Date, only Standard Class shares of the Acquiring Fund will be issued in the Reorganization relating to that Target Fund, and information in this Joint Proxy Statement/Prospectus for LVIP ClearBridge Large Cap Value Fund relates only to the Standard Class shares to be issued in the Reorganization.

The Reorganizations are expected to be completed on April 24, 2026, or as soon as practicable thereafter.

Each Target Fund and each Acquiring Fund is a series of a registered open-end management investment company (mutual funds). Each Acquiring Fund is a newly organized series of Lincoln Variable Insurance Products Trust that has been created solely for the purpose of completing the applicable Reorganization and will not commence operations prior to the closing of the Reorganization. Lincoln Variable Insurance Products Trust is sometimes referred to in this Joint Proxy Statement/ Prospectus as the “Acquiring Trust.” The Target Funds and the Acquiring Funds are sometimes referred to in this Joint Proxy Statement/Prospectus individually as a “Fund” and collectively as the “Funds.”

2

This Joint Proxy Statement/Prospectus, which you should read carefully and retain for future reference, presents the information that you should know about the Funds and the Reorganizations. This document also serves as a prospectus for the offering and issuance of the shares of each Acquiring Fund to be issued in the Reorganizations. A Statement of Additional Information (“SAI”) dated [_] relating to this Joint Proxy Statement/Prospectus and the Reorganizations has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Joint Proxy Statement/Prospectus (meaning that it is legally considered to be part of this Joint Proxy Statement/Prospectus).

Additional information concerning the Target Funds is contained in the documents described below, all of which have been filed with the SEC. Each document is incorporated by reference into this Joint Proxy Statement/Prospectus only insofar as it relates to the Target Funds. No other parts of such documents are incorporated by reference herein. Because the Acquiring Funds have not yet commenced operations as of the date of this Joint Proxy Statement/Prospectus, no prospectuses, SAIs or annual or semi-annual reports are available for the Acquiring Funds at this time.

Information About the Target Funds:	How to Obtain this Information:

ClearBridge Variable Appreciation Portfolio

•

Prospectus dated May 1, 2025, as supplemented through the date of this Joint Proxy Statement/Prospectus

•

Statement of Additional Information dated May 1, 2025, as supplemented through the date of this Joint Proxy Statement/Prospectus

•

Annual Report and Financial Statements for the fiscal year ended December 31, 2024

•

Semi-Annual Report and Financial Statements for the fiscal period ended June 30, 2025

(File Nos. 811-21128; 333-91278)

•

On file with the SEC (www.sec.gov) (Accession No. 0001193125-25-084094; filed on April 17, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001193125-25-084094; filed on April 17, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001133228-25-001380; filed on February 25, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001133228-25-008691; filed on August 21, 2025)

ClearBridge Variable Dividend Strategy Portfolio

•

Prospectus dated May 1, 2025, as supplemented through the date of this Joint Proxy Statement/Prospectus

•

Statement of Additional Information dated May 1, 2025, as supplemented through the date of this Joint Proxy Statement/Prospectus

•

Annual Report and Financial Statements for the fiscal year ended December 31, 2024

•

Semi-Annual Report and Financial Statements for the fiscal period ended June 30, 2025

(File Nos. 811-21128; 333-91278)

•

On file with the SEC (www.sec.gov) (Accession No. 0001193125-25-084094; filed on April 17, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001193125-25-084094; filed on April 17, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001133228-25-001382; filed on February 25, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001133228-25-008683; filed on August 21, 2025)

3

Information About the Target Funds:	How to Obtain this Information:

ClearBridge Variable Large Cap Growth Portfolio

•

Prospectus dated May 1, 2025, as supplemented through the date of this Joint Proxy Statement/Prospectus

•

Statement of Additional Information dated May 1, 2025, as supplemented through the date of this Joint Proxy Statement/Prospectus

•

Annual Report and Financial Statements for the fiscal year ended December 31, 2024

•

Semi-Annual Report and Financial Statements for the fiscal period ended June 30, 2025

(File Nos. 811-21128; 333-91278)

•

On file with the SEC (www.sec.gov) (Accession No. 0001193125-25-084094; filed on April 17, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001193125-25-084094; filed on April 17, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001133228-25-001378; filed on February 25, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001133228-25-008686; filed on August 21, 2025)

ClearBridge Variable Large Cap Value Portfolio

•

Prospectus dated May 1, 2025, as supplemented through the date of this Joint Proxy Statement/Prospectus

•

Statement of Additional Information dated May 1, 2025, as supplemented through the date of this Joint Proxy Statement/Prospectus

•

Annual Report and Financial Statements for the fiscal year ended December 31, 2024

•

Semi-Annual Report and Financial Statements for the fiscal period ended June 30, 2025

(File Nos. 811-21128; 333-91278)

•

On file with the SEC (www.sec.gov) (Accession No. 0001193125-25-084094; filed on April 17, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001193125-25-084094; filed on April 17, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001133228-25-001384; filed on February 25, 2025)

•

On file with the SEC (www.sec.gov) (Accession No. 0001133228-25-008687; filed on August 21, 2025)

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520. Copies of above-referenced documents relating to a Target Fund may also be obtained upon oral or written request without charge on the Fund’s website, www.franklintempleton.com, or by calling the Fund at 877-6LM-FUND/656-3863 or writing to the Fund at One Madison Avenue, 17th Floor, New York, New York 10010.

Copies of above-referenced documents relating to the Acquiring Funds (once available) may also be obtained upon oral or written request without charge by calling 866-436-8717, on the Acquiring Funds’ website at https://www.lincolnfinancial.com/public/individuals/products/lvipprospectusreports or by writing to Lincoln Variable Insurance Products Trust at 1301 South Harrison Street, Fort Wayne, IN 46802.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS JOINT PROXY STATEMENT/PROSPECTUS IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

4

PROPOSAL 1: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION RELATING TO YOUR FUND:

BACKGROUND AND GENERAL SUMMARY

The following questions and answers provide a brief overview of the key features of the Reorganizations and other matters typically of concern to shareholders considering a proposed combination of mutual funds. These questions and answers are qualified in their entirety by the more detailed information contained in the remainder of this Joint Proxy Statement/Prospectus, which you should read carefully and retain for future reference. The description of the Reorganizations is qualified by reference to the full texts of the respective Agreement and Plan of Reorganization (each a “Reorganization Agreement”). The form of Reorganization Agreement is attached as Appendix A to this Joint Proxy Statement/Prospectus.

Q.	Why am I receiving this Joint Proxy Statement/Prospectus?

A.

The Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Target Funds Trust”), on behalf of the Funds noted in the chart below (each, a “Target Fund”), has requested your vote, or voting instructions, as applicable, in connection with the Meeting. You are receiving these proxy materials because you own, through a Variable Contract or a pension or other qualified plan, shares of one or more of the Target Funds as of the Record Date. As such a shareholder, you have the right to vote on the proposal concerning your investment.

Q.	What am I being asked to vote upon?

A.

You are being asked to approve a Reorganization Agreement to effect the Reorganization of your Target Fund into corresponding newly created fund(s) in a different mutual fund family, sponsored by Lincoln Financial Investments Corporation (“Lincoln Financial”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company.

The table below shows each Target Fund and the corresponding newly-created fund in the Lincoln Variable Insurance Products Trust (each, an “Acquiring Fund,” and, collectively, the “Acquiring Funds”).

Target Funds	Acquiring Funds
ClearBridge Variable Appreciation Portfolio	LVIP ClearBridge Appreciation Fund
ClearBridge Variable Dividend Strategy Portfolio	LVIP ClearBridge Dividend Strategy Fund
ClearBridge Variable Large Cap Growth Portfolio	LVIP ClearBridge Large Cap Growth Fund
ClearBridge Variable Large Cap Value Portfolio	LVIP ClearBridge Large Cap Value Fund

If shareholders of a Target Fund approve the Reorganization Agreement and certain other closing conditions are satisfied or waived, the Class I shares and Class II shares you currently own of the Target Fund will be exchanged for the same value of Standard Class shares and Service Class shares, respectively, of the corresponding Acquiring Fund. Please note that, because there were no outstanding Class II Shares of ClearBridge Variable Large Cap Value Portfolio outstanding on the Record Date, only Class I Shares will be issued in the Reorganization relating to that Target Fund. The Reorganizations are expected to be completed on April 24, 2026, or as soon as practicable thereafter.

Q.	Why are the Reorganizations being proposed?

A.

Lincoln Financial, the investment manager and sponsor of the Acquiring Funds, is a leader in the insurance products industry. Management of the Target Funds believes that implementing the Reorganizations will benefit the Target Funds and their shareholders by offering continuity of investment personnel and substantially identical principal investment strategies while also providing the distribution networks, financial strength, investment advisory capabilities and reputation of Lincoln Financial. In addition, it is expected that the Acquiring Funds will in the future become eligible for placement as investment options within insurance products, such as those offered by Lincoln Financial’s affiliates, which may make it easier for the Funds to attract new investors and additional inflows. These opportunities may result in greater economies of scale for the Acquiring Funds as compared to the Target Funds, which could ultimately benefit shareholders. After considering the proposed Reorganizations as well as alternatives to the Reorganizations, including the potential liquidation of the Target Funds, the Board of Trustees of the Target Funds Trust, at a meeting held on November 5 and 6, 2025, determined that each Reorganization is in the best interests of the applicable Target Fund and its shareholders.

The Board of Trustees of the Target Funds Trust recommends that shareholders of the respective Target Funds approve the Reorganization of their Fund.

See “Information About the Reorganizations - Board Approval of the Reorganizations” for additional information regarding the Board of Trustees’ considerations.

Q.	How do the fees and expenses of the Funds compare?

A.

The Acquiring Fund shares you receive in a Reorganization are expected to have an expense ratio that is no higher than the expense ratio of your current Target Fund shares for a period of at least two years from the closing date of the Reorganizations. Lincoln Financial has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses of each class of shares of each Acquiring Fund (after giving effect to such waivers and/or reimbursements) does not exceed the ratio of total annual operating expenses of the corresponding class of shares of the corresponding Target Fund (after giving effect to any fees waived and expenses reimbursed for the Target Fund) as of the Target Fund’s fiscal year end ended December 31, 2024. These contractual expense limitations will remain in place for a period of at least two years from the closing date of the Reorganizations. Additional information regarding the pro forma fees and expenses for the Funds involved in each Reorganization can be found under the Summary section for your Target Fund’s Reorganization. Additional information regarding the terms of the expense limitation agreements can be found under “The Funds’ Management-Expense Limitation Agreement.”

Q.	How do the Target Funds’ and Acquiring Funds’ investment objectives, principal investment strategies, investment policies and principal risks compare?

A.

Each of ClearBridge Variable Dividend Strategy Portfolio and ClearBridge Variable Large Cap Value Portfolio and its corresponding Acquiring Fund have the same investment objective and substantially identical principal investment strategies, investment policies and principal risks.

Each of ClearBridge Variable Appreciation Portfolio and ClearBridge Variable Large Cap Growth Portfolio and its corresponding Acquiring Fund also have the same investment objective and substantially identical principal investment strategies and principal risks. Each of ClearBridge Variable Appreciation Portfolio and ClearBridge Variable Large Cap Growth Portfolio and its corresponding Acquiring Fund also have substantially similar investment policies, except that each of ClearBridge Variable Appreciation Portfolio and ClearBridge Variable Large Cap Growth Portfolio is classified as a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), whereas each of LVIP ClearBridge Appreciation Fund and LVIP ClearBridge Large Cap Growth Fund is classified as a non-diversified fund under the 1940 Act. A non-diversified fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that LVIP ClearBridge Appreciation Fund or LVIP ClearBridge Large Cap Growth Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than ClearBridge Variable Appreciation Portfolio or ClearBridge Variable Large Cap Growth Portfolio, respectively.

The section of this Joint Proxy Statement/Prospectus entitled “Summary” for your Target Fund’s Reorganization provides more detailed comparisons of the investment objectives, principal investment strategies, investment policies and principal risks of each Target Fund and its corresponding Acquiring Fund.

Q.	Who will manage the Acquiring Funds following the completion of the Reorganizations?

A.

Lincoln Financial will serve as investment manager to the Acquiring Funds. ClearBridge Investments, LLC, each Target Fund’s current subadviser, will serve as the subadviser of the corresponding Acquiring Fund following the completion of the Reorganization. The portfolio management teams of each Target Fund and its corresponding Acquiring Fund will be the same. Please see the sections of the Joint Proxy Statement/Prospectus entitled “Summary” for your Target Fund’s Reorganization and “The Funds’ Management.”

Q.	What class of shares will I receive in the Reorganization?

A.

Upon the closing of a Reorganization, the Class I shares or Class II shares you currently own of your Target Fund will be exchanged for the same value of Standard Class shares or Service Class shares, respectively, of the corresponding Acquiring Fund. The Acquiring Funds offer two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.25% of the average daily net assets of the Service Class shares of the Fund. The Service Class of each Acquiring Fund and Class II shares of the corresponding Target Fund are subject to the same level of Rule 12b-1 fee. Neither the Standard Class of each Acquiring Fund nor Class I shares of the corresponding Target Fund are subject to a Rule 12b-1 fee. Please note that, because there were no outstanding Class II Shares of ClearBridge Variable Large Cap Value Portfolio outstanding on the Record Date, only Standard Class shares of the Acquiring Fund will be issued in the Reorganization relating to that Target Fund.

Q.	What will happen to my existing shares?

A.

At the closing, your Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for (i) newly issued shares of the Acquiring Fund having a value equal to the aggregate net assets of the Target Fund and (ii) the Acquiring Fund’s assumption of the liabilities of the Target Fund, as described in the respective Reorganization Agreement. Those newly issued shares of the Acquiring Fund will be distributed to shareholders of the Target Fund. As a result, immediately after the Reorganization of your Target Fund, you will own shares of the corresponding Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that you held immediately prior to the closing of the Reorganization (although the number of shares and the net asset value per share may be different).

Q.	Will I have to pay federal income taxes as a result of my Target Fund’s Reorganization?

A.

Each Reorganization is intended to qualify as a “reorganization” for U.S. federal income tax purposes. Accordingly, shareholders are not expected to recognize any gain or loss for federal income tax purposes as a direct result of the exchange of their Target Fund shares for shares of the corresponding Acquiring Fund in their Target Fund’s Reorganization. The owners of the Variable Contracts are not the shareholders of the Target Fund. Rather, the Participating Insurance Companies and their accounts are the shareholders. The section of this Joint Proxy Statement/Prospectus entitled “Information About the Reorganizations-Material Federal Income Tax Consequences” provides additional information regarding the federal income tax consequences of the Reorganizations.

Q.	Will I have to pay any sales load, commission, or other similar fee in connection with the Reorganization?

A.	No, you will not pay any sales load, commission, or other similar fee in connection with the receipt of Acquiring Fund shares in the Reorganization of your Target Fund.

Q.	Who will pay the costs of the Reorganizations?

A.

Franklin Templeton Fund Adviser, LLC (“FTFA”), your Fund’s investment manager, and Lincoln Financial (or their respective affiliates) will pay all of the direct and indirect expenses and the out-of-pocket costs and expenses of the Reorganizations (the “Reorganization Expenses”), including the costs relating to the Special Meeting and this Joint Proxy Statement/Prospectus. The Reorganization Expenses are estimated to be approximately $1,025,000 in the aggregate.

Q.	Will there be any changes to the rights or benefits provided by my Variable Contract or qualified plan as a result of the Reorganizations?

A.

No. The Reorganizations will not affect any of the rights or benefits provided by your Variable Contract or qualified plan. The Acquiring Fund that corresponds to the Target Fund that is currently offered as an investment option under your Variable Contract or qualified plan will continue to be offered as an investment option following the Reorganizations.

Q.	What is the required vote to approve each Reorganization?

A.

In addition to Board approval, the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities of a Target Fund that are present at the Meeting or represented by proxy if holders of shares representing more than 50% of the voting power of the outstanding voting securities of the Target Fund are present or represented by proxy or (b) more than 50% of the voting power of the outstanding voting securities of the Target Fund is required to approve the Target Fund’s Reorganization.

Q.	What will happen if shareholders of one or more Target Funds do not approve the Reorganization?

A.	If the shareholders of a Target Fund do not approve the Reorganization, or other closing conditions are not satisfied or waived, the Reorganization of that Target Fund will not be completed and the

Board of Trustees will consider other possible courses of action for that Target Fund, including continuing to operate the Target Fund as a stand-alone fund, reorganizing the Target Fund into another mutual fund or liquidating the Target Fund. The consummation of the Reorganization as to a Target Fund and its corresponding Acquiring Fund is not contingent upon the consummation of the Reorganization of any other Target Fund and its corresponding Acquiring Fund.

Q.	When will the Reorganizations occur?

A.	The Reorganizations are expected to be completed on April 24, 2026, or as soon as practicable thereafter.

Q.	How do I vote my shares?

A.	For your convenience, there are several ways you can vote:

•	By telephone (call the toll free number listed on your Voting Instruction Card/Cards)

•	By Internet (log on to the website listed on your Voting Instruction Card/Cards)

•	By mail (using the enclosed postage prepaid envelope)

•	By attending the shareholder meeting

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed Voting Instruction Card(s) for instructions for voting by telephone, Internet or mail. Voting Instruction Cards may also be referred to as “proxy cards.”

Q.	Whom should I contact for more information?

A.	If you need any assistance, or have any questions regarding the Agreement, the Reorganizations or how to vote your shares, please contact our proxy solicitor, EQ Fund Solutions, LLC , at 800-992-3086.

PROPOSAL 1.A.:	REORGANIZATION OF CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO INTO LVIP CLEARBRIDGE APPRECIATION FUND

SUMMARY

What class of shares of the Acquiring Fund will I receive in the Reorganization?

Shareholders of Class I shares of ClearBridge Variable Appreciation Portfolio (the “Target Fund”) will receive Standard Class shares of LVIP ClearBridge Appreciation Fund (the “Acquiring Fund”) in the Reorganization, and shareholders of Class II shares of the Target Fund will receive Service Class shares of the Acquiring Fund in the Reorganization. Class I shares of the Target Fund and Standard Class shares of the Acquiring Fund are substantially identical, and Class II shares of the Target Fund and Service Class shares of the Acquiring Fund are also substantially identical. In addition, Class I/Standard Class shares and Class II/Service Class shares are identical, except that Class II/Service Class shares are subject to a distribution (Rule 12b-1) fee equal to an annual rate of 0.25% of the average daily net assets attributable to such share class.

How do the fees and expenses of the Target Fund and the Acquiring Fund compare?

The tables below compare the fees and expenses of each class of shares of the Target Fund with those of the Acquiring Fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the Target Fund or the Acquiring Fund through a separate account or qualified plan is presented in the contract prospectus through which the Fund’s shares are offered to you or in the information provided by your plan.

Except as noted below, fees and expenses of the Target Fund are derived from the Target Fund’s current prospectus, dated May 1, 2025. The Acquiring Fund is newly organized and will commence operations upon consummation of the Reorganization. Therefore, the fees and expenses for the Acquiring Fund have been estimated. Actual fees and expenses may be higher or lower. The tables also show the estimated fees and expenses of each class of shares of the Acquiring Fund on a pro forma basis, after giving effect to the Reorganization. The actual fees and expenses of the Funds as of the Closing Date may differ from those reflected in the tables below.

As the tables below indicate, the hypothetical pro forma total annual operating expenses of each class of shares of the Acquiring Fund after the Reorganization are expected to be no higher than the total annual operating expenses of the corresponding class of shares of the Target Fund for a period of at least two years from the closing date of the Reorganizations. The management fee rate schedule for the Acquiring Fund is the same as the management fee rate schedule for the Target Fund.

	ClearBridge Variable Appreciation Portfolio (Class I Shares)	LVIP ClearBridge Appreciation Fund (Standard Class)	LVIP ClearBridge Appreciation Fund Pro Forma (Standard Class)	ClearBridge Variable Appreciation Portfolio (Class II Shares)	LVIP ClearBridge Appreciation Fund (Service Class)	LVIP ClearBridge Appreciation Fund Pro Forma (Service Class)
Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A			N/A
Maximum Deferred Sales Charge (load)	N/A			N/A
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	None	None	None	0.25%	0.25%	0.25%
Other Expenses	0.03%[1]	0.07%[2]	0.07%[2]	0.03%[1]	0.07%[2]	0.07%[2]
Total Annual Fund Operating Expenses	0.71%	0.75%	0.75%	0.96%	1.00%	1.00%
Fee Waivers and/or Expenses Reimbursed	—	(0.05)%[3]	(0.05)%[3]	—	(0.05)%[3]	(0.05)%[3]
Total Annual Fund Operating Expenses after Waiving Fees and/or Reimbursing Expenses	0.71%	0.70%[3]	0.70%[3]	0.96%	0.95%[3]	0.95%[3]

[1]

“Other Expenses” of the Target Fund have been restated from “Other Expenses” shown in the Target Fund’s current prospectus dated May 1, 2025 to reflect more current publicly available information as contained in the Form N-CSRS filing of the Target Fund for the six-month period ended June 30, 2025. The information derived from the financial statement and financial highlights for the six-month period ended June 30, 2025 in the Target Fund’s Form N-CSRS filing has not been audited.

[2]	Other expenses for each class of shares of the Acquiring Fund are estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.
[3]

Lincoln Financial, the Acquiring Fund’s investment manager, has contractually agreed to waive fees and/or reimburse operating expenses of the Acquiring Fund (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) for a period of at least two years from the closing date of the Reorganization so that total annual fund operating expenses of the Acquiring Fund do not exceed 0.70% of average daily net assets for the Standard Class and 0.95% of average daily net assets for the Service Class.

Expense Examples. The examples below are intended to help you compare the cost of investing in the Target Fund with the Acquiring Fund and pro forma cost of investing in the Acquiring Fund, after giving effect to the Reorganization. The example does not include expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity and variable life contract charges. If the example included these expenses, the figures shown would be higher.

The examples assume that you invest $10,000 in each Fund for the periods shown. The examples also assume that your investment has a 5% annual return and that operating expenses (before fee waivers and expense reimbursements) remain the same. The examples also assume that the expense limitation agreement reflected in the Annual Fund Operating Expenses tables above for each of the Target Fund and the Acquiring Fund will remain in place through its expiration date and the expense limitation agreement that will take effect as of the closing of the Reorganization will remain in place for two years following the closing of the Reorganization. The examples also assume that you reinvest all distributions and dividends without a sales charge. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
ClearBridge Variable Appreciation Portfolio – Class I	$73	$228	$396	$882
LVIP ClearBridge Appreciation Fund – Standard Class	$72	$229	$407	$921
LVIP ClearBridge Appreciation Fund – Standard Class Pro Forma	$72	$229	$407	$921

ClearBridge Variable Appreciation Portfolio – Class II	$98	$306	$531	$1,177
LVIP ClearBridge Appreciation Fund – Service Class	$97	$308	$542	$1,215
LVIP ClearBridge Appreciation Fund – Service Class Pro Forma	$97	$308	$542	$1,215

How do the performance records of the Target Fund and the Acquiring Fund compare?

The Acquiring Fund is a newly organized fund that will commence operations upon consummation of the proposed Reorganization, and therefore, has no performance history. As accounting successor to the Target Fund, the Acquiring Fund will assume the Target Fund’s historical performance after the consummation of the Reorganization.

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Target Fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the Target Fund and also compares the Target Fund’s performance with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Target Fund makes certain information, including its current net asset value, available at www.franklintempleton.com/prospectus (select fund and share class), or by calling the Fund at 877-6LM-FUND/656-3863. After the consummation of the Reorganization, the Acquiring Fund will make certain information available at http://www.lincolnfinancial.com/lvip (select fund and share class), or by calling the Fund at 866-436-8717.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the Fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

ClearBridge Variable Appreciation Portfolio - Class I Shares

Total returns

Calendar Years ended December 31

Best Quarter: (June 30, 2020): 17.40%	Worst Quarter: (March 31, 2020): -19.67%

Average Annual Total Returns

For the periods ended December 31, 2025

ClearBridge Variable Appreciation Portfolio	1 Year	5 Years	10 Years
Class I	14.50%	12.72%	13.34%
Class II	14.19%	12.44%	13.05%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

How do the investment objectives and principal investment strategies of the Funds compare?

ClearBridge Variable Appreciation Portfolio and LVIP ClearBridge Appreciation Fund have the same investment objectives and the same principal investment strategies, as set forth below.

Investment Objectives:

ClearBridge Variable Appreciation Portfolio and LVIP ClearBridge Appreciation Fund have the same investment objectives. Each Fund seeks long-term appreciation of capital.

Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

There is no assurance that a Fund will meet its investment objective.

Principal Investment Strategies:

ClearBridge Variable Appreciation Portfolio and LVIP ClearBridge Appreciation Fund have the same principal investment strategies.

Each Fund invests primarily in equity securities of U.S. companies. Each Fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies.

Each Fund may invest up to 20% of its net assets in equity securities of foreign issuers.

Comparison of fundamental investment policies and diversification policies

Fundamental policies are policies that cannot be changed without shareholder approval.

ClearBridge Variable Appreciation Portfolio and LVIP ClearBridge Appreciation Fund have substantially similar fundamental investment policies. Descriptions of the fundamental investment policies of ClearBridge Variable Appreciation Portfolio and LVIP ClearBridge Appreciation Fund are set forth in Appendix B to this Joint Proxy Statement/Prospectus.

ClearBridge Variable Appreciation Portfolio is currently classified as a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), whereas LVIP ClearBridge Appreciation Fund is classified as a non-diversified fund under the 1940 Act.

As a diversified fund, ClearBridge Variable Appreciation Portfolio may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, ClearBridge Variable Appreciation Portfolio can invest more than 5% of its assets in one issuer. Under the 1940 Act, ClearBridge Variable Appreciation Portfolio cannot change its classification from diversified to non-diversified without shareholder approval.

In contrast, as a non-diversified fund, LVIP ClearBridge Appreciation Fund can invest a greater portion of its assets in a single issuer or a limited number of issuers than ClearBridge Variable Appreciation Portfolio. Accordingly, LVIP ClearBridge Appreciation Fund is more susceptible to adverse developments affecting any single issuer held in its portfolio than ClearBridge Variable Appreciation Portfolio, and may be more susceptible to greater losses because of such developments. In addition, greater ownership of a smaller number of issuers may make LVIP ClearBridge Appreciation Fund more susceptible to economic, business, political or other investment risk factors affecting the issuers in which the Fund invests. Under the 1940 Act, LVIP ClearBridge Appreciation Fund may change its classification from non-diversified to diversified without shareholder approval. A description of the diversification policies of ClearBridge Variable Appreciation Portfolio and LVIP ClearBridge Appreciation Fund are set forth in Appendix B to this Joint Proxy Statement/Prospectus.

How do the principal risks of investing in the Funds compare?

Because ClearBridge Variable Appreciation Portfolio and LVIP ClearBridge Appreciation Fund have the same investment objectives and the same principal investment strategies, they are subject to the same principal risks. An investment in each Fund is subject to:

•	General

•	Stock market and equity securities risk

•	Market events risk

•	Issuer risk

•	Large capitalization company risk

•	Small and mid-capitalization company risk

•	Illiquidity risk

•	Industry or sector focus risk

•	Foreign investments risk

•	Growth and value investing risk

•	Portfolio management risk

•	Valuation risk

•	Cybersecurity risk

In addition, as noted above, unlike ClearBridge Variable Appreciation Portfolio, LVIP ClearBridge Appreciation Fund is subject to non-diversification risk.

You could lose money on your investment in either Fund, and either Fund may not perform as well as other investments. For more information on the Funds’ principal risks, see “Comparison of Principal Risks.”

Who will be the investment manager, subadviser and portfolio managers of my Fund following the completion of the Reorganization?

Franklin Templeton Fund Adviser, LLC acts as the investment manager, and ClearBridge Investments, LLC (“ClearBridge”) acts as the subadviser, of ClearBridge Variable Appreciation Portfolio. The portfolio managers of ClearBridge Variable Appreciation Portfolio are Michael Kagan, Portfolio Manager and a Managing Director of ClearBridge (portfolio manager of the Target Fund since 2009) and Stephen Rigo, CFA, Portfolio Manager and a Director of ClearBridge (portfolio manager of the Target Fund since 2022).

Following the completion of the Reorganization, Lincoln Financial Investments Corporation will serve as the investment manager, and ClearBridge will continue to act as the subadviser, of LVIP ClearBridge Appreciation Fund. Michael Kagan and Stephen Rigo, CFA will continue to serve as the portfolio managers of LVIP ClearBridge Appreciation Fund following the completion of the Reorganization.

For additional information regarding the investment manager, subadviser and portfolio managers listed above, please see the section entitled “The Funds’ Management-Investment Manager and Subadvisers” and “The Funds’ Management - Portfolio Managers.”

What are the portfolio turnover rates of the Funds?

A Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.

These costs, which are not reflected in annual fund operating expenses or in the expense examples, affect a Fund’s performance. During the fiscal year ended December 31, 2024, the Target Fund’s portfolio turnover rate was 17% of the average value of its portfolio. The Acquiring Fund is a newly organized fund that will commence operations upon consummation of the proposed Reorganization, and therefore, has no portfolio turnover history.

PROPOSAL 1.B.:	REORGANIZATION OF CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO INTO LVIP CLEARBRIDGE DIVIDEND STRATEGY FUND

SUMMARY

What class of shares of the Acquiring Fund will I receive in the Reorganization?

Shareholders of Class I shares of ClearBridge Variable Dividend Strategy Portfolio (the “Target Fund”) will receive Standard Class shares of LVIP ClearBridge Dividend Strategy Fund (the “Acquiring Fund”) in the Reorganization, and shareholders of Class II shares of the Target Fund will receive Service Class shares of the Acquiring Fund in the Reorganization. Class I shares of the Target Fund and Standard Class shares of the Acquiring Fund are substantially identical, and Class II shares of the Target Fund and Service Class shares of the Acquiring Fund are also substantially identical. In addition, Class I/Standard Class shares and Class II/Service Class shares are identical, except that Class II/Service Class shares are subject to a distribution (Rule 12b-1) fee equal to an annual rate of 0.25% of the average daily net assets attributable to such share class.

How do the fees and expenses of the Target Fund and the Acquiring Fund compare?

The tables below compare the fees and expenses of each class of shares of the Target Fund with those of the Acquiring Fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the Target Fund or the Acquiring Fund through a separate account or qualified plan is presented in the contract prospectus through which the Fund’s shares are offered to you or in the information provided by your plan.

Fees and expenses of the Target Fund are derived from the Target Fund’s current prospectus, dated May 1, 2025. The Acquiring Fund is newly organized and will commence operations upon consummation of the Reorganization. Therefore, the fees and expenses for the Acquiring Fund have been estimated. Actual fees and expenses may be higher or lower. The tables also show the estimated fees and expenses of each class of shares of the Acquiring Fund on a pro forma basis, after giving effect to the Reorganization. The actual fees and expenses of the Funds as of the Closing Date may differ from those reflected in the tables below.

As the tables below indicate, the hypothetical pro forma total annual operating expenses of each class of shares of the Acquiring Fund after the Reorganization are expected to be no higher than the total annual operating expenses of the corresponding class of shares of the Target Fund for a period of at least two years from the closing date of the Reorganizations. The management fee rate schedule for the Acquiring Fund is the same as the management fee rate schedule for the Target Fund.

	ClearBridge Variable Dividend Strategy Portfolio (Class I Shares)	LVIP ClearBridge Dividend Strategy Fund (Standard Class)	LVIP ClearBridge Dividend Strategy Fund Pro Forma (Standard Class)	ClearBridge Variable Dividend Strategy Portfolio (Class II Shares)	LVIP ClearBridge Dividend Strategy Fund (Service Class)	LVIP ClearBridge Dividend Strategy Fund Pro Forma (Service Class)
Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A			N/A
Maximum Deferred Sales Charge (load)	N/A			N/A
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	None	None	0.25%	0.25%	0.25%
Other Expenses	0.05%	0.08%[2]	0.08%[2]	0.05%	0.08%[2]	0.08%[2]
Total Annual Fund Operating Expenses	0.75%	0.78%	0.78%	1.00%	1.03%	1.03%
Fee Waivers and/or Expenses Reimbursed	—	(0.03)%[3]	(0.03)%[3]	—	(0.03)%[3]	(0.03)%[3]
Total Annual Fund Operating Expenses after Waiving Fees and/or Reimbursing Expenses	0.75%	0.75%[3]	0.75%[3]	1.00%	1.00%[3]	1.00%[3]

[1]

Fees and expenses of the Target Fund as shown in the Target Fund’s current prospectus dated May 1, 2025 are consistent with current publicly available information as contained in the Form N-CSRS filing of the Target Fund for the six-month period ended June 30, 2025.

[2]	Other expenses for each class of shares of the Acquiring Fund are estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.
[3]

Lincoln Financial, the Acquiring Fund’s investment manager, has contractually agreed to waive fees and/or reimburse operating expenses of the Acquiring Fund (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) for a period of at least two years from the closing date of the Reorganization so that total annual fund operating expenses of the Acquiring Fund do not exceed 0.75% of average daily net assets for the Standard Class and 1.00% of average daily net assets for the Service Class.

Expense Examples. The examples below are intended to help you compare the cost of investing in the Target Fund with the Acquiring Fund and pro forma cost of investing in the Acquiring Fund, after giving effect to the Reorganization. The example does not include expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity and variable life contract charges. If the example included these expenses, the figures shown would be higher.

The examples assume that you invest $10,000 in each Fund for the periods shown. The examples also assume that your investment has a 5% annual return and that operating expenses (before fee waivers and expense reimbursements) remain the same. The examples also assume that the expense limitation agreement reflected in the Annual Fund Operating Expenses tables above for each of the Target Fund and the Acquiring Fund will remain in place through its expiration date and the expense limitation agreement that will take effect as of the closing of the Reorganization will remain in place for two years following the closing of the Reorganization. The examples also assume that you reinvest all distributions and dividends without a sales charge. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
ClearBridge Variable Dividend Strategy Portfolio – Class I	$77	$240	$417	$930
LVIP ClearBridge Dividend Strategy Fund – Standard Class	$77	$243	$427	$960
LVIP ClearBridge Dividend Strategy Fund – Standard Class Pro Forma	$77	$243	$427	$960
ClearBridge Variable Dividend Strategy Portfolio – Class II	$102	$318	$552	$1,224
LVIP ClearBridge Dividend Strategy Fund – Service Class	$102	$322	$563	$1,254
LVIP ClearBridge Dividend Strategy Fund – Service Class Pro Forma	$102	$322	$563	$1,254

How do the performance records of the Target Fund and the Acquiring Fund compare?

The Acquiring Fund is a newly organized fund that will commence operations upon consummation of the proposed Reorganization, and therefore, has no performance history. As accounting successor to the Target Fund, the Acquiring Fund will assume the Target Fund’s historical performance after the consummation of the Reorganization.

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Target Fund’s performance from year to year for Class II shares. The table shows the average annual total returns of each class of the Target Fund and also compares the Target Fund’s performance with a broad measure of market performance and additional indices with characteristics relevant to the Fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Target Fund makes certain information, including its current net asset value, available at www.franklintempleton.com/prospectus (select fund and share class), or by calling the Fund at 877-6LM-FUND/656-3863. After the consummation of the Reorganization, the Acquiring Fund will make certain information available at http://www.lincolnfinancial.com/lvip (select fund and share class), or by calling the Fund at 866-436-8717.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the Fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

ClearBridge Variable Dividend Strategy Portfolio - Class II Shares

Total returns

Calendar Years ended December 31

Best Quarter: (June 30, 2020): 15.89%	Worst Quarter: (March 31, 2020): -22.15%

Average Annual Total Returns

For the periods ended December 31, 2025

ClearBridge Variable Dividend Strategy Portfolio	1 Year	5 Years	10 Years
Class II	12.46%	11.69%	12.29%
Class I	12.62%	11.86%	12.46%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	15.71%	11.18%	10.46%

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

How do the investment objectives and principal investment strategies of the Funds compare?

ClearBridge Variable Dividend Strategy Portfolio and LVIP ClearBridge Dividend Strategy Fund have the same investment objectives and the same principal investment strategies, as set forth below.

Investment Objectives:

ClearBridge Variable Dividend Strategy Portfolio and LVIP ClearBridge Dividend Strategy Fund have the same investment objectives. Each Fund seeks dividend income, growth of dividend income and long-term capital appreciation.

Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

There is no assurance that a Fund will meet its investment objective.

Principal Investment Strategies:

Under normal circumstances, each Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics that pay dividends or are expected to initiate their dividends over time. This policy includes companies that each Fund’s subadviser expects to initiate dividend payments within the next 12 to 24 months.

Each Fund invests primarily in common stocks. Equity securities in which the fund may invest also include preferred securities, convertible securities, securities of other investment companies and of real estate investment companies (“REITs”), warrants and rights. Each Fund may invest up to 50% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. The foreign issuers in which the Fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries (commonly known as “multi-national companies”) and other foreign issuers with market capitalizations generally of at least $10 billion.

Each Fund’s portfolio managers believe that high quality companies with strong balance sheets coupled with strong dividend profiles are attractive candidates for long-term investment. Each Fund’s portfolio managers look for companies that they believe have assets or earnings power that are either unrecognized or undervalued. Each Fund’s portfolio managers typically emphasize dividend-paying equity securities with a focus placed upon current dividend levels as well as dividend growth over time. Each Fund’s portfolio managers also look for potential for capital appreciation, sound or improving balance sheets and effective management teams that exhibit a desire to earn consistent returns for shareholders. Each Fund’s portfolio managers may also consider the companies’ past growth rates, future earnings prospects, technological innovation and recognized industry leadership, as well as general market and economic factors. Each Fund may invest in issuers of any size. Each Fund’s portfolio managers will reassess any company held by the Fund that reduces or terminates its dividend payments to determine whether the Fund will continue to hold the security.

Each Fund’s 80% investment policy may be changed by the Board without shareholder approval upon 60 days’ prior notice to shareholders.

Comparison of fundamental investment policies and diversification policies

Fundamental policies are policies that cannot be changed without shareholder approval.

ClearBridge Variable Dividend Strategy Portfolio and LVIP ClearBridge Dividend Strategy Fund have substantially similar fundamental investment policies. Descriptions of the fundamental investment policies of ClearBridge Variable Dividend Strategy Portfolio and LVIP ClearBridge Dividend Strategy Fund are set forth in Appendix B to this Joint Proxy Statement/Prospectus.

Each of ClearBridge Variable Dividend Strategy Portfolio and LVIP ClearBridge Dividend Strategy Fund is currently classified as a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that each Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, each Fund can invest more than 5% of its assets in one issuer. A Fund cannot change its classification from diversified to non-diversified without shareholder approval. A description of the diversification policies of LVIP ClearBridge Dividend Strategy Fund are set forth in Appendix B to this Joint Proxy Statement/Prospectus.

How do the principal risks of investing in the Funds compare?

Because ClearBridge Variable Dividend Strategy Portfolio and LVIP ClearBridge Dividend Strategy Fund have the same investment objectives and the same principal investment strategies, they are subject to the same principal risks. An investment in each Fund is subject to:

•	General

•	Stock market and equity securities risk

•	Market events risk

•	Dividend-paying stock risk

•	Foreign investments risk

•	Large capitalization company risk

•	Small and mid-capitalization company risk

•	Illiquidity risk

•	Portfolio management risk

•	Issuer risk

•	Valuation risk

•	Cybersecurity risk

You could lose money on your investment in either Fund, and either Fund may not perform as well as other investments. For more information on the Funds’ principal risks, see “Comparison of Principal Risks.”

Who will be the investment manager, subadviser and portfolio managers of my Fund following the completion of the Reorganization?

Franklin Templeton Fund Adviser, LLC acts as the investment manager, and ClearBridge Investments, LLC (“ClearBridge”) acts as the subadviser, of ClearBridge Variable Dividend Strategy Portfolio. The portfolio managers of ClearBridge Variable Dividend Strategy Portfolio are John Baldi, Managing Director and Portfolio Manager of ClearBridge (portfolio manager of the Target Fund since 2019), and Michael Clarfeld, CFA, Managing Director and Portfolio Manager of ClearBridge (portfolio manager of the Target Fund since 2009).

Following the completion of the Reorganization, Lincoln Financial Investments Corporation will serve as the investment manager, and ClearBridge will continue to act as the subadviser, of LVIP ClearBridge Dividend Strategy Fund. John Baldi and Michael Clarfeld, CFA will continue to serve as the portfolio managers of LVIP ClearBridge Dividend Strategy Fund following the completion of the Reorganization.

For additional information regarding the investment manager, subadviser and portfolio managers listed above, please see the section entitled “The Funds’ Management-Investment Manager and Subadvisers” and “The Funds’ Management - Portfolio Managers.”

What are the portfolio turnover rates of the Funds?

A Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense examples, affect a Fund’s performance. During the fiscal year ended December 31, 2024, the Target Fund’s portfolio turnover rate was 20% of the average value of its portfolio. The Acquiring Fund is a newly organized fund that will commence operations upon consummation of the proposed Reorganization, and therefore, has no portfolio turnover history.

PROPOSAL 1.C.:	REORGANIZATION OF CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO INTO LVIP CLEARBRIDGE LARGE CAP GROWTH FUND

SUMMARY

What class of shares of the Acquiring Fund will I receive in the Reorganization?

Shareholders of Class I shares of ClearBridge Variable Large Cap Growth Portfolio (the “Target Fund”) will receive Standard Class shares of LVIP ClearBridge Large Cap Growth Fund (the “Acquiring Fund”) in the Reorganization, and shareholders of Class II shares of the Target Fund will receive Service Class shares of the Acquiring Fund in the Reorganization. Class I shares of the Target Fund and Standard Class shares of the Acquiring Fund are substantially identical, and Class II shares of the Target Fund and Service Class shares of the Acquiring Fund are also substantially identical. In addition, Class I/Standard Class shares and Class II/Service Class shares are identical, except that Class II/Service Class shares are subject to a distribution (Rule 12b-1) fee equal to an annual rate of 0.25% of the average daily net assets attributable to such share class.

How do the fees and expenses of the Target Fund and the Acquiring Fund compare?

The tables below compare the fees and expenses of each class of shares of the Target Fund with those of the Acquiring Fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the Target Fund or the Acquiring Fund through a separate account or qualified plan is presented in the contract prospectus through which the Fund’s shares are offered to you or in the information provided by your plan.

Fees and expenses of the Target Fund are derived from the Target Fund’s current prospectus, dated May 1, 2025. The Acquiring Fund is newly organized and will commence operations upon consummation of the Reorganization. Therefore, the fees and expenses for the Acquiring Fund have been estimated. Actual fees and expenses may be higher or lower. The tables also show the estimated fees and expenses of each class of shares of the Acquiring Fund on a pro forma basis, after giving effect to the Reorganization. The actual fees and expenses of the Funds as of the Closing Date may differ from those reflected in the tables below.

As the tables below indicate, the hypothetical pro forma total annual operating expenses of each class of shares of the Acquiring Fund after the Reorganization are expected to be no higher than the total annual operating expenses of the corresponding class of shares of the Target Fund for a period of at least two years from the closing date of the Reorganizations. The management fee rate schedule for the Acquiring Fund is the same as the management fee rate schedule for the Target Fund.

	ClearBridge Variable Large Cap Growth Portfolio (Class I Shares)	LVIP ClearBridge Large Cap Growth Fund (Standard Class)	LVIP ClearBridge Large Cap Growth Fund Pro Forma (Standard Class)	ClearBridge Variable Large Cap Growth Portfolio (Class II Shares)	LVIP ClearBridge Large Cap Growth Fund (Service Class)	LVIP ClearBridge Large Cap Growth Fund Pro Forma (Service Class)
Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A			N/A
Maximum Deferred Sales Charge (load)	N/A			N/A
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	None	None	0.25%	0.25%	0.25%
Other Expenses	0.04%	0.07%[2]	0.07%[2]	0.04%	0.07%[2]	0.07%[2]
Total Annual Fund Operating Expenses	0.74%	0.77%	0.77%	0.99%	1.02%	1.02%
Fee Waivers and/or Expenses Reimbursed	—	(0.03)%[3]	(0.03)%[3]	—	(0.03)%[3]	(0.03)%[3]
Total Annual Fund Operating Expenses after Waiving Fees and/or Reimbursing Expenses	0.74%	0.74%[3]	0.74%[3]	0.99%	0.99%[3]	0.99%[3]

[1]

Fees and expenses of the Target Fund as shown in the Target Fund’s current prospectus dated May 1, 2025 are consistent with current publicly available information as contained in the Form N-CSRS filing of the Target Fund for the six-month period ended June 30, 2025.

[2]	Other expenses for each class of shares of the Acquiring Fund are estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.
[3]

Lincoln Financial, the Acquiring Fund’s investment manager, has contractually agreed to waive fees and/or reimburse operating expenses of the Acquiring Fund (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) for a period of at least two years from the closing date of the Reorganization so that total annual fund operating expenses of the Acquiring Fund do not exceed 0.74% of average daily net assets for the Standard Class and 0.99% of average daily net assets for the Service Class.

Expense Examples. The examples below are intended to help you compare the cost of investing in the Target Fund with the Acquiring Fund and pro forma cost of investing in the Acquiring Fund, after giving effect to the Reorganization. The example does not include expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity and variable life contract charges. If the example included these expenses, the figures shown would be higher.

The examples assume that you invest $10,000 in each Fund for the periods shown. The examples also assume that your investment has a 5% annual return and that operating expenses (before fee waivers and expense reimbursements) remain the same. The examples also assume that the expense limitation agreement reflected in the Annual Fund Operating Expenses tables above for each of the Target Fund and the Acquiring Fund will remain in place through its expiration date and the expense limitation agreement that will take effect as of the closing of the Reorganization will remain in place for two years following the closing of the Reorganization. The examples also assume that you reinvest all distributions and dividends without a sales charge. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
ClearBridge Variable Large Cap Growth Portfolio – Class I	$76	$237	$412	$919
LVIP ClearBridge Large Cap Growth Fund – Standard Class	$76	$240	$422	$948
LVIP ClearBridge Large Cap Growth Fund – Standard Class Pro Forma	$76	$240	$422	$948
ClearBridge Variable Large Cap Growth Portfolio – Class II	$101	$315	$547	$1,213
LVIP ClearBridge Large Cap Growth Fund – Service Class	$101	$319	$557	$1,242
LVIP ClearBridge Large Cap Growth Fund – Service Class Pro Forma	$101	$319	$557	$1,242

How do the performance records of the Target Fund and the Acquiring Fund compare?

The Acquiring Fund is a newly organized fund that will commence operations upon consummation of the proposed Reorganization, and therefore, has no performance history. As accounting successor to the Target Fund, the Acquiring Fund will assume the Target Fund’s historical performance after the consummation of the Reorganization.

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Target Fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the Target Fund and also compares the Target Fund’s performance with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Target Fund makes certain information, including its current net asset value, available at www.franklintempleton.com/prospectus (select fund and share class), or by calling the Fund at 877-6LM-FUND/656-3863. After the consummation of the Reorganization, the Acquiring Fund will make certain information available at http://www.lincolnfinancial.com/lvip (select fund and share class), or by calling the Fund at 866-436-8717.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the Fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

ClearBridge Variable Large Cap Growth Portfolio - Class I Shares

Total returns

Calendar Years ended December 31

Best Quarter: (June 30, 2020): 25.94%	Worst Quarter: (June 30, 2022): -22.48%

Average Annual Total Returns

For the periods ended December 31, 2025

ClearBridge Variable Large Cap Growth Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception date
Class I	8.62%	10.57%	14.46%
Class II	8.35%	10.29%	N/A	15.02%	10/31/2016
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[1]	17.15%	13.15%	14.29%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)[2]	18.56%	15.32%	18.13%

[1]	For Class II shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Russell 3000 Index was 14.97%.
[2]	For Class II shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Russell 1000 Growth Index was 19.48%.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

How do the investment objectives and principal investment strategies of the Funds compare?

ClearBridge Variable Large Cap Growth Portfolio and LVIP ClearBridge Large Cap Growth Fund have the same investment objectives and the same principal investment strategies, as set forth below.

Investment Objectives:

ClearBridge Variable Large Cap Growth Portfolio and LVIP ClearBridge Large Cap Growth Fund have the same investment objective. Each Fund seeks long-term growth of capital.

Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

There is no assurance that a Fund will meet its investment objective.

Principal Investment Strategies:

ClearBridge Variable Large Cap Growth Portfolio and LVIP ClearBridge Large Cap Growth Fund have the same principal investment strategies.

Under normal circumstances, each Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other instruments with similar economic characteristics, of U.S. companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of December 31, 2025, the market capitalization of the largest company in the Index was approximately $4,550.6 billion and the median market capitalization of a company in the Index was approximately $16.5 billion. Securities of companies whose market capitalizations no longer meet this definition after purchase by a Fund still will be considered securities of large capitalization companies for purposes of the Fund’s 80% investment policy.

The core holdings of each Fund are large capitalization companies that the portfolio managers believe to be dominant in their industries due to product, distribution or service strength. Each Fund’s portfolio managers emphasize individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. Each Fund’s portfolio managers attempt to identify established large capitalization companies with the highest growth potential. Each Fund’s portfolio managers then analyze each company in detail, ranking its management, strategy and competitive market position. Finally, each Fund’s portfolio managers attempt to identify the best values available among the growth companies identified. Each Fund’s portfolio managers may sell a security if it no longer meets the Fund’s investment criteria or for other reasons, including to meet redemptions or to redeploy assets to better investment opportunities.

Each Fund may invest up to 20% of its net assets (at the time of investment) in foreign securities.

Each Fund’s 80% investment policy may be changed by the Board without shareholder approval upon 60 days’ prior notice to shareholders.

Comparison of fundamental investment policies and diversification policies

Fundamental policies are policies that cannot be changed without shareholder approval.

ClearBridge Variable Large Cap Growth Portfolio and LVIP ClearBridge Large Cap Growth Fund have substantially similar fundamental investment policies. Descriptions of the fundamental investment policies of ClearBridge Variable Large Cap Growth Portfolio and LVIP ClearBridge Large Cap Growth Fund are set forth in Appendix B to this Joint Proxy Statement/Prospectus.

ClearBridge Variable Large Cap Growth Portfolio is classified as a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), whereas LVIP ClearBridge Large Cap Growth Fund is classified as a non-diversified fund under the 1940 Act.

As a diversified fund, ClearBridge Variable Large Cap Growth Portfolio may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, ClearBridge Variable Large Cap Growth Portfolio, as a diversified fund, can invest more than 5% of its assets in one issuer. Under the 1940 Act, ClearBridge Variable Large Cap Growth Portfolio cannot change its classification from diversified to non-diversified without shareholder approval.

In contrast, as a non-diversified fund, LVIP ClearBridge Large Cap Growth Fund can invest a greater portion of its assets in a single issuer or a limited number of issuers than ClearBridge Variable Large Cap Growth Portfolio. Accordingly, LVIP ClearBridge Large Cap Growth Fund is more susceptible to adverse developments affecting any single issuer held in its portfolio than ClearBridge Variable Large Cap Growth Portfolio, and may be more susceptible to greater losses because of such developments. In addition, greater ownership of a smaller number of issuers may make LVIP ClearBridge Large Cap Growth Fund more susceptible to economic, business, political or other investment risk factors affecting the issuers in which the Fund invests. Under the 1940 Act, LVIP ClearBridge Large Cap Growth Fund may change its classification from non-diversified to diversified without shareholder approval. A description of the diversification policies of ClearBridge Variable Large Cap Growth Portfolio and LVIP ClearBridge Large Cap Growth Fund are set forth in Appendix B to this Joint Proxy Statement/Prospectus.

How do the principal risks of investing in the Funds compare?

Because ClearBridge Variable Large Cap Growth Portfolio and LVIP ClearBridge Large Cap Growth Fund have the same investment objectives and the same principal investment strategies, they are subject to the same principal risks. An investment in each Fund is subject to:

•	General

•	Stock market and equity securities risk

•	Market events risk

•	Large capitalization company risk

•	Growth investing risk

•	Issuer risk

•	Industry or sector focus risk

•	Information technology sector risk

•	Illiquidity risk

•	Foreign investments risk

•	Portfolio management risk

•	Valuation risk

•	Cybersecurity risk

In addition, as noted above, unlike ClearBridge Variable Large Cap Growth Portfolio, LVIP ClearBridge Large Cap Growth Fund is subject to non-diversification risk.

You could lose money on your investment in either Fund, and either Fund may not perform as well as other investments. For more information on the Funds’ principal risks, see “Comparison of Principal Risks.”

Who will be the investment manager, subadviser and portfolio managers of my Fund following the completion of the Reorganization?

Franklin Templeton Fund Adviser, LLC acts as the investment manager, and ClearBridge Investments, LLC (“ClearBridge”) acts as the subadviser, of ClearBridge Variable Large Cap Growth Portfolio. The portfolio managers of ClearBridge Variable Large Cap Growth Portfolio are Erica Furfaro, Director and Portfolio Manager of ClearBridge (portfolio manager of the Target Fund since December 2024) and Margaret Vitrano, Managing Director and Portfolio Manager of ClearBridge (portfolio manager of the Target Fund since 2012).

Following the completion of the Reorganization, Lincoln Financial Investments Corporation will serve as the investment manager, and ClearBridge will continue to act as the subadviser, of LVIP ClearBridge Large Cap Growth Fund. Erica Furfaro and Margaret Vitrano will continue to serve as the portfolio managers of LVIP ClearBridge Large Cap Growth Fund following the completion of the Reorganization.

For additional information regarding the investment manager, subadviser and portfolio managers listed above, please see the section entitled “The Funds’ Management-Investment Manager and Subadvisers” and “The Funds’ Management - Portfolio Managers.”

What are the portfolio turnover rates of the Funds?

A Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense examples, affect a Fund’s performance. During the fiscal year ended December 31, 2024, the Target Fund’s portfolio turnover rate was 14% of the average value of its portfolio. The Acquiring Fund is a newly organized fund that will commence operations upon consummation of the proposed Reorganization, and therefore, has no portfolio turnover history.

PROPOSAL 1.D.:	REORGANIZATION OF CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO INTO LVIP CLEARBRIDGE LARGE CAP VALUE FUND

SUMMARY

What class of shares of the Acquiring Fund will I receive in the Reorganization?

Shareholders of Class I shares of ClearBridge Variable Large Cap Value Portfolio (the “Target Fund”) will receive Standard Class shares of LVIP ClearBridge Large Cap Value Fund (the “Acquiring Fund”) in the Reorganization. Class I shares of the Target Fund and Standard Class shares of the Acquiring Fund are substantially identical. Neither Class I shares of the Target Fund nor Standard Class shares of the Acquiring are subject to a distribution (Rule 12b-1) fee. The Target Fund also offers Class II shares; however, there were no Class II shares of the Target Fund outstanding on the Record Date and, accordingly, Class II shares of the Target Fund and Service Class shares of the Acquiring Fund are not participating in the Reorganization.

How do the fees and expenses of the Target Fund and the Acquiring Fund compare?

The tables below compare the fees and expenses of each class of shares of the Target Fund with those of the Acquiring Fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the Target Fund or the Acquiring Fund through a separate account or qualified plan is presented in the contract prospectus through which the Fund’s shares are offered to you or in the information provided by your plan.

Fees and expenses of the Target Fund are derived from the Target Fund’s current prospectus, dated May 1, 2025. The Acquiring Fund is newly organized and will commence operations upon consummation of the Reorganization. Therefore, the fees and expenses for the Acquiring Fund have been estimated. Actual fees and expenses may be higher or lower. The tables also show the estimated fees and expenses of each class of shares of the Acquiring Fund on a pro forma basis, after giving effect to the Reorganization. The actual fees and expenses of the Funds as of the Closing Date may differ from those reflected in the tables below.

As the tables below indicate, the hypothetical pro forma total annual operating expenses of each class of shares of the Acquiring Fund after the Reorganization are expected to be no higher than the total annual operating expenses of the corresponding class of shares of the Target Fund for a period of at least two years from the closing date of the Reorganizations. The management fee rate schedule for the Acquiring Fund is the same as the management fee rate schedule for the Target Fund.

	ClearBridge Variable Large Cap Value Portfolio (Class I Shares)	LVIP ClearBridge Large Cap Value Fund (Standard Class)	LVIP ClearBridge Large Cap Value Fund Pro Forma (Standard Class)
Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A
Maximum Deferred Sales Charge (load)	N/A
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.65%	0.65%%	0.65%%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.07%	0.09%[2]	0.09%[2]
Total Annual Fund Operating Expenses	0.72%	0.74%	0.74%
Fee Waivers and/or Expenses Reimbursed	—	(0.02)%[3]	(0.02)%[3]
Total Annual Fund Operating Expenses after Waiving Fees and/or Reimbursing Expenses	0.72%	0.72%[3]	0.72%[3]

[1]

Fees and expenses of the Target Fund as shown in the Target Fund’s current prospectus dated May 1, 2025 are consistent with current publicly available information as contained in the Form N-CSRS filing of the Target Fund for the six-month period ended June 30, 2025.

[2]	Other expenses for Standard Class shares of the Acquiring Fund are estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.
[3]

Lincoln Financial, the Acquiring Fund’s investment manager, has contractually agreed to waive fees and/or reimburse operating expenses of the Acquiring Fund (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) for a period of at least two years from the closing date of the Reorganization so that total annual fund operating expenses of the Acquiring Fund do not exceed 0.72% of average daily net assets for the Standard Class.

Expense Examples. The examples below are intended to help you compare the cost of investing in the Target Fund with the Acquiring Fund and pro forma cost of investing in the Acquiring Fund, after giving effect to the Reorganization. The example does not include expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity and variable life contract charges. If the example included these expenses, the figures shown would be higher.

The examples assume that you invest $10,000 in each Fund for the periods shown. The examples also assume that your investment has a 5% annual return and that operating expenses (before fee waivers and expense reimbursements) remain the same. The examples also assume that the expense limitation agreement reflected in the Annual Fund Operating Expenses tables above for each of the Target Fund and the Acquiring Fund will remain in place through its expiration date and the expense limitation agreement that will take effect as of the closing of the Reorganization will remain in place for two years following the closing of the Reorganization. The examples also assume that you reinvest all distributions and dividends without a sales charge. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
ClearBridge Variable Large Cap Value Portfolio – Class I	$74	$231	$401	$896
LVIP ClearBridge Large Cap Value Fund – Standard Class	$74	$232	$407	$915
LVIP ClearBridge Large Cap Value Fund – Standard Class Pro Forma	$74	$232	$407	$915

How do the performance records of the Target Fund and the Acquiring Fund compare?

The Acquiring Fund is a newly organized fund that will commence operations upon consummation of the proposed Reorganization, and therefore, has no performance history. As accounting successor to the Target Fund, the Acquiring Fund will assume the Target Fund’s historical performance after the consummation of the Reorganization.

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Target Fund’s performance from year to year for Class I shares. The table shows the average annual total returns of Class I shares of the Target Fund and also compares the Target Fund’s performance with a broad measure of market performance and additional indices with characteristics relevant to the Fund. No information is presented for Class II shares of the Target Fund because there were no Class II shares outstanding as of December 31, 2025. The Target Fund makes certain information, including its current net asset value, available at www.franklintempleton.com/prospectus (select fund and share class), or by calling the Fund at 877-6LM-FUND/656-3863. After the consummation of the Reorganization, the Acquiring Fund will make certain information available at http://www.lincolnfinancial.com/lvip (select fund and share class), or by calling the Fund at 866-436-8717.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the Fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

ClearBridge Variable Large Cap Value Portfolio - Class I Shares

Total returns

Calendar Years ended December 31

Best Quarter: (June 30, 2020): 15.03%	Worst Quarter: (March 31, 2020): -24.37%

Average Annual Total Returns

For the periods ended December 31, 2025

ClearBridge Variable Large Cap Value Portfolio	1 Year	5 Years	10 Years
Class I	10.20%	10.11%	10.01%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.53%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

How do the investment objectives and principal investment strategies of the Funds compare?

ClearBridge Variable Large Cap Value Portfolio and LVIP ClearBridge Large Cap Value Fund have the same investment objectives and the same principal investment strategies, as set forth below.

Investment Objectives:

ClearBridge Variable Large Cap Value Portfolio and LVIP ClearBridge Large Cap Value Fund have the same investment objectives. Each Fund seeks long-term growth of capital as its primary investment objective. Current income is a secondary objective.

Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

There is no assurance that a Fund will meet its investment objective.

Principal Investment Strategies:

ClearBridge Variable Large Cap Value Portfolio and LVIP ClearBridge Large Cap Value Fund have the same principal investment strategies.

Under normal circumstances, each Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of December 31, 2025, the market capitalization of the largest company in the Index was approximately $4,550.6 billion and the median market capitalization of a company in the Index was approximately $16.5 billion. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered securities of large capitalization companies for purposes of the Fund’s 80% investment policy.

Each Fund may invest up to 20% of its net assets (at the time of investment) in foreign securities.

Each Fund’s 80% investment policy may be changed by the Board without shareholder approval upon 60 days’ prior notice to shareholders.

Comparison of fundamental investment policies and diversification policies

Fundamental policies are policies that cannot be changed without shareholder approval.

ClearBridge Variable Large Cap Value Portfolio and LVIP ClearBridge Large Cap Value Fund have substantially similar fundamental investment policies. Descriptions of the fundamental investment policies of ClearBridge Variable Large Cap Value Portfolio and LVIP ClearBridge Large Cap Value Fund are set forth in Appendix B to this Joint Proxy Statement/Prospectus.

Each of ClearBridge Variable Large Cap Value Portfolio and LVIP ClearBridge Large Cap Value Fund is currently classified as a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that each Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, each Fund can invest more than 5% of its assets in one issuer. A Fund cannot change its classification from diversified to non-diversified without shareholder approval. A description of the diversification policies of ClearBridge Variable Large Cap Value Fund and LVIP ClearBridge Large Cap Value Fund are set forth in Appendix B to this Joint Proxy Statement/Prospectus.

How do the principal risks of investing in the Funds compare?

Because ClearBridge Variable Large Cap Value Portfolio and LVIP ClearBridge Large Cap Value Fund have the same investment objectives and the same principal investment strategies, they are subject to the same principal risks. An investment in each Fund is subject to:

•	General

•	Stock market and equity securities risk

•	Market events risk

•	Issuer risk

•	Industry or sector focus risk

•	Large capitalization company risk

•	Value investing risk

•	Foreign investments risk

•	Illiquidity risk

•	Portfolio management risk

•	Valuation risk

•	Cybersecurity risk

You could lose money on your investment in either Fund, and either Fund may not perform as well as other investments. For more information on the Funds’ principal risks, see “Comparison of Principal Risks.”

Who will be the investment manager, subadviser and portfolio managers of my Fund following the completion of the Reorganization?

Franklin Templeton Fund Adviser, LLC acts as the investment manager, and ClearBridge Investments, LLC (“ClearBridge”) acts as the subadviser, of ClearBridge Variable Large Cap Value Portfolio. The portfolio managers of ClearBridge Variable Large Cap Value Portfolio are Dmitry Khaykin, Managing Director and Portfolio Manager of ClearBridge (portfolio manager of the Target Fund since 2007), and Deepon Nag, Director and Portfolio Manager of ClearBridge (portfolio manager of the Target Fund since 2023).

Following the completion of the Reorganization, Lincoln Financial Investments Corporation will serve as the investment manager, and ClearBridge will continue to act as the subadviser, of LVIP ClearBridge Large Cap Value Fund. Dmitry Khaykin and Deepon Nag will continue to serve as the portfolio managers of LVIP ClearBridge Large Cap Value Fund following the completion of the Reorganization.

For additional information regarding the investment manager, subadviser and portfolio managers listed above, please see the section entitled “The Funds’ Management-Investment Manager and Subadvisers” and “The Funds’ Management - Portfolio Managers.”

What are the portfolio turnover rates of the Funds?

A Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense examples, affect a Fund’s performance. During the fiscal year ended December 31, 2024, the Target Fund’s portfolio turnover rate was 17% of the average value of its portfolio. The Acquiring Fund is a newly organized fund that will commence operations upon consummation of the proposed Reorganization, and therefore, has no portfolio turnover history.

COMPARISON OF PRINCIPAL RISKS

Because each Target Fund and corresponding Acquiring Fund have the same investment objectives and the same principal investment strategies, they are subject to the same principal risks. In addition, as noted above, each of LVIP ClearBridge Appreciation Fund and LVIP ClearBridge Large Cap Growth Fund is subject to non-diversification risk.

Principal Risk	ClearBridge Variable Appreciation Portfolio	LVIP ClearBridge Appreciation Fund	ClearBridge Variable Dividend Strategy Portfolio	LVIP ClearBridge Dividend Strategy Fund	ClearBridge Variable Large Cap Growth Portfolio	LVIP ClearBridge Large Cap Growth Fund	ClearBridge Variable Large Cap Value Portfolio	LVIP ClearBridge Large Cap Value Fund
General	✓	✓	✓	✓	✓	✓	✓	✓
Stock market and equity securities risk	✓	✓	✓	✓	✓	✓	✓	✓
Market events risk	✓	✓	✓	✓	✓	✓	✓	✓
Large capitalization company risk	✓	✓	✓	✓	✓	✓	✓	✓
Small and mid-capitalization company risk	✓	✓	✓	✓
Dividend-paying stock risk			✓	✓
Growth investing risk					✓	✓
Value investing risk							✓	✓
Growth and value investing risk	✓	✓
Foreign investments risk	✓	✓	✓	✓	✓	✓	✓	✓
Industry or sector focus risk	✓	✓			✓	✓	✓	✓
Information technology sector risk					✓	✓
Illiquidity risk	✓	✓	✓	✓	✓	✓	✓	✓
Portfolio management risk	✓	✓	✓	✓	✓	✓	✓	✓
Issuer risk	✓	✓	✓	✓	✓	✓	✓	✓
Valuation risk	✓	✓	✓	✓	✓	✓	✓	✓
Cybersecurity risk	✓	✓	✓	✓	✓	✓	✓	✓
Non-diversification risk		✓				✓

Principal Risk	Target Fund & Acquiring Fund Risk Disclosure
General	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency. The following is a summary description of certain risks of investing in the Fund. The relative significance of the risks of investing in the Fund may change over time.

Stock market and equity securities risk	The stock markets are volatile and the market prices of equity securities held by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may include exchange-traded and over-the-counter common stocks, preferred stock, depositary receipts, trust certificates, limited partnership interests, warrants, rights, securities convertible into equity securities, and shares of other investment companies, including exchange-traded funds, and of real estate investment trusts. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The market price of a security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. If the Fund holds equity securities in a company that becomes insolvent, the Fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company, and the Fund may lose its entire investment.

Market events risk	The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or

Principal Risk	Target Fund & Acquiring Fund Risk Disclosure

markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Large capitalization company risk	Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Small and mid-capitalization company risk	The Fund will be exposed to additional risks as a result of its investments in the securities of small and mid-capitalization companies. Small and mid-capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and mid-capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and mid-capitalization companies may underperform large capitalization companies, may

Principal Risk	Target Fund & Acquiring Fund Risk Disclosure
be harder to sell at times and at prices the portfolio managers believe appropriate and may have greater potential for losses.

Dividend-paying stock risk	There is no guarantee that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks can fall out of favor with the market (such as in periods of rising interest rates, high inflation and/or strong economic growth) and may not participate in a broad market advance to the same degree as other stocks. A sharp rise in interest rates or economic downturn or other market or company-specific developments could cause a company to reduce or eliminate its dividend.

Growth investing risk	The Fund’s growth-oriented investment style may increase the risks of investing in the Fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market while the market favors value stocks.

Value investing risk	The value approach to investing involves the risk that stocks may remain undervalued for long periods, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks may underperform the overall equity market for an extended period while the market favors growth stocks. A value stock may not increase in price as anticipated by the subadviser if other investors fail to recognize the company’s value and bid up the price or the factors that the subadviser believes will increase the price of the security do not occur or do not have the anticipated effect. Value stocks may go in and out of favor over time and the subadviser may sell a security prior to the security realizing a gain in connection with changed market perception regarding the value of the security.

Growth and value investing risk	Growth or value securities as a group may be out of favor and underperform the overall equity market while the market favors other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. A value stock may not increase in price as anticipated by the subadviser if other investors fail to recognize the company’s value and bid up the price or the factors that the subadviser believes will increase the price of the security do not occur or do not have the anticipated effect.

Foreign investments risk	The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly U.S. exposure, such as less liquid, less

Principal Risk	Target Fund & Acquiring Fund Risk Disclosure

transparent, less regulated and more volatile markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, political, economic, financial or social instability, terrorism, armed conflicts and other geopolitical events, and the impact of tariffs and other restrictions on trade or economic sanctions. Geopolitical or other events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in certain foreign markets, particularly emerging market countries, and shareholders may have limited legal remedies.

The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic and political conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The Fund may be unable or may choose not to hedge its foreign currency exposure.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Industry or sector focus risk	The Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole, to the extent that the Fund may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector.

Information technology sector risk	Companies in the rapidly changing field of information technology face special risks. Additionally, companies in this field are dependent upon consumer and business acceptance as new technologies evolve. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of, or inability to enforce, those rights.

Illiquidity risk	Some assets held by the Fund may be or become impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid quickly. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers have been less willing to make markets in recent years. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Fund may be forced to sell at a substantial loss or may not be able to sell at all.

Portfolio management risk	The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadviser. In addition, the Fund’s investment strategies or

Principal Risk	Target Fund & Acquiring Fund Risk Disclosure
policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the Fund.

Issuer risk	The market price of a security held by the Fund can go up or down more than the market as a whole and can perform differently from the value of the market as a whole due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, or major litigation or changes in government regulations affecting the issuer or the competitive environment. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The Fund may experience a substantial or complete loss on an individual security.

Valuation risk	The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment, which may prove to be incorrect.

Cybersecurity risk

Like other funds and business enterprises, the Fund, the manager, the subadvisers and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information) or proprietary information, cause the Fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The Fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, the manager, and/or the subadvisers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be

Principal Risk	Target Fund & Acquiring Fund Risk Disclosure
detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack.

Non-diversification risk - LVIP ClearBridge Appreciation Fund and LVIP ClearBridge Large Cap Growth Fund only	Each of LVIP ClearBridge Appreciation Fund and LVIP ClearBridge Large Cap Growth Fund is classified as “non-diversified,” which means that the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent LVIP ClearBridge Appreciation Fund or LVIP ClearBridge Large Cap Growth Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

COMPARISON OF PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES

The purchase procedures and redemption procedures employed by each Target Fund and its corresponding Acquiring Fund are substantially similar. The Funds do not facilitate exchanges. Acquiring Fund and Target Fund shares may only be purchased through Variable Contracts offered by the separate accounts of Participating Insurance Companies or through eligible pension or other qualified plans. When shares are purchased and held through Participating Insurance Companies, you are subject to the polices of the insurance company through which you beneficially own shares. The Funds are not aware of any difference in the treatment of Acquiring Fund shares versus Target Fund shares in this respect. Each Fund redeems its shares at the net asset value next determined after receipt of redemption request. Shareholders of the Funds are not subject to a redemption fee. Neither Fund assesses any sales charges, either when shares are sold or redeemed. Surrender charges may be assessed under the policies as described in the applicable Variable Contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus. For additional information, please see the section entitled “Buying and Selling Fund Shares and Other Shareholder Information.”

COMPARISON OF TAX CONSEQUENCES

In general, Variable Contract owners are taxed only on underlying Fund amounts they withdraw from their variable accounts. Variable Contract owners should consult their contract prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Funds. Variable Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Funds, including application of state and local taxes.

Each Reorganization is intended to qualify as a “reorganization” for U.S. federal income tax purposes. Accordingly, shareholders are not expected to recognize any gain or loss for federal income tax purposes as a direct result of the exchange of their Target Fund shares for shares of the corresponding Acquiring Fund in their Target Fund’s Reorganization. The owners of the Variable Contracts are not the shareholders of the Target Fund. Rather, the Participating Insurance Companies and their accounts are the shareholders. For additional information regarding the federal income tax consequences of the Reorganizations, please see the section entitled “Information about the Reorganizations - Material Federal Income Tax Consequences.”

INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations

Lincoln Financial Investments Corporation (“Lincoln Financial”), the investment manager and sponsor of the Acquiring Funds, is a leader in the insurance products industry. Management of the Target Funds believes that implementing the Reorganizations will benefit the Target Funds and their shareholders by offering continuity of investment personnel and substantially identical principal investment strategies while also providing the distribution networks, financial strength, investment advisory capabilities and reputation of Lincoln Financial, a wholly-owned subsidiary of The Lincoln National Life Insurance Company and the investment manager and sponsor of the Acquiring Funds. In addition, it is expected that the Acquiring Funds will in the future become eligible for placement as investment options within insurance products, such as those offered by Lincoln Financial’s affiliates, which may make it easier for the Funds to attract new investors and additional inflows. These opportunities may result in greater economies of scale for the Acquiring Funds as compared to the Target Funds, which could ultimately benefit shareholders.

Board Approval of the Reorganizations

The proposed Reorganizations were presented to the Board of Trustees of the Target Funds Trust for consideration at a Board meeting held on November 5 and 6, 2025, and were approved at that meeting. At that meeting and at a separate earlier Board meeting held on August 7 and 8, 2025, the Board met with representatives of Franklin Templeton Fund Adviser, LLC (“FTFA”), the Target Funds’ investment manager, and Lincoln Financial to learn more about Lincoln Financial’s administrative, distribution and other capabilities and Lincoln Financial’s plans for the Acquiring Funds, and to discuss other matters related to the proposed Reorganizations. The Board further discussed the proposed Reorganizations and related considerations with representatives of FTFA at a special Board meeting held on October 23, 2025. The Board also received extensive materials regarding Lincoln Financial and the proposed Reorganizations. In its review of each Reorganization, the Trustees of the Target Funds Trust who are not “interested persons” of the Target Funds Trust for purposes of the 1940 Act (the “Independent Trustees”) were assisted by independent legal counsel. The Board held extensive discussions regarding the advantages and disadvantages to the applicable Target Fund, based on the Board’s evaluation of all material factors, including those described below. Following those discussions, the Board, including all of the Independent Trustees, determined that participation in the proposed Reorganization of the Target Fund is in the best interests of the Target Fund and its shareholders. The Board also concluded that no dilution in value would result to the shareholders of a Target Fund as a result of the Transaction. In considering the proposals, the Board did not identify any single factor or piece of information as all-important or controlling and each Independent Trustee may have attributed different weights to different factors.

The Board considered a number of factors in recommending the Reorganization of each Target Fund, including the following:

•	the distribution networks, financial strength, resources, investment advisory capabilities and reputation of Lincoln Financial;

•	the nature, quality and extent of services to be provided to the Acquiring Fund and their shareholders by Lincoln Financial following the Reorganization;

•	that ClearBridge Investments, LLC (“ClearBridge”), the Target Fund’s current subadviser, will continue to act as the subadviser of the Acquiring Fund following the completion of the

Reorganization, and the Target Fund’s current portfolio managers will continue to act as the portfolio managers of the Acquiring Fund following the completion of the Reorganization;

•

that the Target Fund and the Acquiring Fund have the same investment objective and substantially similar principal investment strategies, investment policies and principal risks, except that each of LVIP ClearBridge Appreciation Fund and LVIP ClearBridge Large Cap Growth Fund is classified as a non-diversified fund and that to the extent the Acquiring Fund invests its assets in a smaller number of issuers as a non-diversified fund, the Acquiring Fund will be more susceptible to negative events affecting those issuers than the corresponding Target Fund, which is classified as a diversified fund;

•	that the Acquiring Fund will assume the historical performance of the Target Fund;

•

that Lincoln Financial has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses of each class of shares of each Acquiring Fund (after giving effect to such waivers and/or reimbursements) does not exceed the ratio of total annual operating expenses of the corresponding class of shares of the corresponding Target Fund (after giving effect to any fees waived and expenses reimbursed for the Target Fund) as of the Target Fund’s fiscal year end ended December 31, 2024;

•	that no sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged in consummating the Reorganization;

•

that FTFA and Lincoln Financial will pay all of the direct and indirect expenses and the out-of-pocket costs and expenses of the Reorganization (the “Reorganization Expenses”) and, accordingly, neither the Target Fund nor the Acquiring Fund will bear any Reorganization Expenses;

•

that the distribution capabilities of Lincoln Financial could potentially benefit investors in the Acquiring Fund, such as by providing opportunities for asset growth which, if realized, may result in greater efficiencies and economies of scale, which in turn could lead to lower overall costs for Target Fund shareholders over time, as shareholders of the Acquiring Fund;

•	information provided by Lincoln Financial regarding possible opportunities to increase distribution of the Acquiring Funds;

•	the transition from the Target Fund’s current service providers to the Acquiring Fund’s service providers following the Reorganization;

•

that the Reorganization is expected to constitute a “reorganization” for U.S. federal income tax purposes and, therefore, that it is expected that Target Fund shareholders will not recognize gain or loss for federal income tax purposes as a direct result of the Reorganization;

•

the terms and conditions of the Agreement, including the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund; and

•	alternatives to the Reorganizations, including the potential liquidation of the Target Funds.

The Board also considered the potential benefits to FTFA, Lincoln Financial and their affiliates. FTFA and Lincoln Financial are expected to benefit from good will and potential long term asset growth related to their continued relationship through the Reorganization of the Target Funds. FTFA is expected to benefit from the receipt of subadvisory fees by its affiliate, ClearBridge, in connection with the provision of subadvisory services to the Funds. In addition, Lincoln Financial has agreed, subject to its fiduciary duties as adviser to each Acquiring Fund, not to support or recommend to the Acquiring Trust’s Board the termination of ClearBridge as subadviser to an Acquiring Fund without cause or the engagement of an additional subadviser for an Acquiring Fund, in each case for a period of at least three years following the applicable Reorganization. Lincoln Financial is expected to benefit from the receipt of fees for managing the Funds.

The proposed Reorganizations were presented to the Board of Trustees of the Acquiring Funds, on behalf of each Acquiring Fund, for consideration. The Board of Trustees of the Acquiring Funds, on behalf of each Acquiring Fund, including all of the Independent Trustees, determined that the Reorganization is in the best interests of each Acquiring Fund and its shareholders, and that no dilution of value would result to the shareholders of an Acquiring Fund from the Transaction.

Agreement and Plan of Reorganization

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached as Appendix A to this Joint Proxy Statement/Prospectus, which applies to each Reorganization. The Reorganization Agreement for each Reorganization provides for: (1) the transfer of all of the assets and liabilities of the applicable Target Fund to the corresponding Acquiring Fund, in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund (calculated as described below), (2) the distribution of shares of the Acquiring Fund to the shareholders of the Target Fund in redemption of the Target Fund shares; and (3) the termination of the Target Fund. Subject to the satisfaction of the conditions described below, each Reorganization is scheduled to occur as of the close of business on April 24, 2026, or on such later date as the parties may agree (the “Closing Date”).

The number of full and fractional shares of each class of shares of the corresponding Acquiring Fund to be received by each Target Fund shareholder in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of the corresponding class of shares of the Target Fund held by that shareholder as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the Closing Date or such later time as the Target Fund’s net asset value is calculated. As promptly as practicable after the Closing Date, each Target Fund will distribute pro rata to its shareholders of record, as of the close of regularly scheduled trading on the NYSE on the Closing Date, the shares of the corresponding Acquiring Fund received by the Target Fund in the Reorganization, and will terminate. The distribution of each Acquiring Fund’s shares will be accomplished by the transfer of the corresponding Acquiring Fund shares then credited to the account of the corresponding Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund’s shareholders. The Acquiring Fund share classes that correspond with the share classes of each Target Fund are listed in the Notice above and are described below under “Buying and Selling Fund Shares and Other Shareholder Information.

To facilitate the Reorganization of each Target Fund, the net asset value of the shares of the Target Fund on the date of the Reorganization will be calculated using the valuation procedures established by the Target Fund’s Board for valuing the Target Fund’s assets. The net asset value per share of the Acquiring Funds will be determined using the valuation procedures established by the Acquiring Funds’ Board. The parties will use commercially reasonable efforts to resolve prior to the Closing Date any material pricing differences that may result from the application of the Target Funds’ valuation policies and procedures and the Acquiring Funds’ valuation policies and procedures to the assets of the Target Funds. As of the date of this Joint Proxy Statement/Prospectus, the parties do not expect any material pricing differences to arise.

After such distribution, each Target Fund will take all necessary steps under applicable state law, its Declaration of Trust and any other applicable law to effect its termination.

Each Reorganization is subject to the satisfaction or, to the extent legally permissible, waiver of the conditions set forth in the applicable Reorganization Agreement, including but not limited to the truth and correctness in all material respects of each party’s representations and warranties as set forth in the Reorganization Agreement, delivery of opinions of counsel, effectiveness of the registration statement with respect to the Acquiring Fund shares of which this Joint Proxy Statement/Prospectus is a part, and approval of the Reorganization Agreement by shareholders of the Target Fund.

Each Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date if circumstances develop that, in the opinion of the Board of the applicable Target Fund or the corresponding Acquiring Fund, make proceeding with the Reorganization inadvisable. Each Reorganization Agreement provides that the applicable Target Fund and the corresponding Acquiring Fund may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (a) the Reorganization Agreement be approved by shareholders of the Target Fund; and (b) the Funds receive the opinion of Dechert LLP that the transaction contemplated by the Reorganization Agreement will constitute a “reorganization” within the meaning of Section 368(a) of the Code. Each Reorganization Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the applicable Target Fund and the corresponding Acquiring Fund, provided, however, that following the Meeting, no such amendment shall have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to Target Fund shareholders to the detriment of such shareholders without their further approval.

The proposed Reorganization of a Target Fund is not contingent upon the closing of the Reorganization of any other Target Fund.

Approval of each Reorganization will require the affirmative vote of the relevant Target Fund. See “Voting Information Concerning the Joint Special Meetings” below.

Description of the Securities to be Issued

Shareholders of each Target Fund as of the Closing will receive full and fractional shares of the corresponding class of the applicable Acquiring Fund in accordance with the terms of the applicable Reorganization Agreement. The shares of each Acquiring Fund to be issued in connection with the Reorganizations will be validly issued, fully paid and non-assessable when issued. Shares of the Acquiring Fund to be issued in a Reorganization will have no preemptive or other rights to subscribe for such shares, and no share certificates will be issued.

Material Federal Income Tax Consequences

The Variable Contract owners are not the shareholders of the Target Fund. Rather, the Participating Insurance Companies and their accounts are the shareholders. Thus, the federal income tax considerations discussed below generally do not apply to Variable Contract owners.

Each of the Reorganizations is conditioned upon the receipt by the parties to the applicable Reorganization Agreement (other than the Funds’ investment managers) of an opinion from Dechert LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, as further described below, for federal income tax purposes:

(i) The acquisition by the applicable Acquiring Fund of all of the assets of the corresponding Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the shares of the Acquiring Fund and the termination of the Target Fund, all pursuant to the Reorganization Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii) The Target Fund will not recognize gain or loss upon the transfer of all of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption of all of the liabilities of the Target Fund by the Acquiring Fund except for: (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(iii) Shareholders of the Target Fund will not recognize gain or loss on the receipt of shares of the Acquiring Fund solely in exchange for shares of the Target Fund pursuant to the Reorganization;

(iv) The Target Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund shares received by the Target Fund in the Reorganization.

(v) The aggregate tax basis of the shares of the Acquiring Fund received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;

(vi) The holding period of the shares of the Acquiring Fund received by each Target Fund shareholder pursuant to the Reorganization will include the holding period of the shares of the Target Fund exchanged therefor, provided that the Target Fund shareholder held the shares of the Target Fund as capital assets at the time of the Reorganization;

(vii) The Acquiring Fund will not recognize gain or loss upon the receipt of all of the assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

(viii) The tax basis of each asset of the Target Fund transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the tax basis of such asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquiring Fund on the transfer;

(ix) The holding period of each asset of the Target Fund transferred to the Acquiring Fund in the Reorganization in the hands of the Acquiring Fund, other than assets to with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding for such asset (expect where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset); and

(x) The taxable year of the Target Fund will not end as a result of the Reorganization.]

Each opinion will be based on certain factual certifications made by officers of the applicable Target Fund and corresponding Acquiring Fund and will also be based on customary assumptions. No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with a Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Termination of the Target Fund

If the Reorganization of a Target Fund is effected, the Target Fund will be terminated.

Portfolio Securities

No Target Fund is expected to sell any material portion of its portfolio assets in order to facilitate its Reorganization. Accordingly, as of the date hereof, no Target Fund is expected to recognize any capital gains or losses in connection with its Reorganization. However, a Fund may realize capital gains or losses in connection with portfolio transactions prior to or after the Reorganization, depending on market conditions and other factors.

However, with respect to shares of the Target Funds that are held by insurance company separate accounts used to fund Variable Contracts, it is anticipated that any income dividends or capital gains distributed by a Target Fund will not be currently taxable to the owners of the Variable Contracts if left to accumulate within such separate accounts.

Tax Capital Loss Carryforwards

Federal income tax law generally permits a regulated investment company to carry forward indefinitely net capital losses from any taxable year to offset its capital gains. By reason of the Reorganization, each Acquiring Fund will succeed to and take into account the applicable Target Fund’s capital loss carryforwards. The Reorganization is not expected to independently result in limitations on the Acquiring Fund’s ability to use the Target Fund’s capital loss carryforwards. The ability of the Acquiring Fund to use capital losses to offset gains (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.

As of December 31, 2024, no Target Fund had unused capital loss carryforwards.

Section 15(f) Safe Harbor

Lincoln Financial has agreed to use its best efforts to assure compliance with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment manager or any affiliated persons thereof to receive any amount or benefit in connection with a sale of securities of, or any other interest in, such adviser which results in an assignment of an investment advisory contract with an investment company as long as two conditions are met. First, no “unfair burden” may be imposed on the investment company as a result of the transaction, or any express or implied terms, conditions or understandings applicable thereto. As defined in the 1940 Act, the term “unfair burden” includes any arrangement during the two-year period after the date on which such transaction occurs whereby the investment manager (or predecessor or successor adviser) or any interested person of any such adviser receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). The Trustees of the Target Funds were advised that Lincoln Financial was not aware of any circumstances relating to the Reorganization that might result in the imposition of such an “unfair burden” on any of the Target Funds as a result of the Reorganizations. Second, during the three-year period immediately following the transaction, at least 75% of an investment company’s board of directors must not be “interested persons” of the investment manager or the predecessor investment manager within the meaning of the 1940 Act. The Acquiring Funds Trustees will satisfy this condition at the time of the Reorganizations.

Pro Forma Capitalization

The following table sets forth, for each Reorganization, the net assets, number of shares outstanding and net asset value per share (“NAV”), assuming the Reorganization occurred as of December 31, 2025. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund as of December 31, 2025, after giving effect to the applicable Reorganization. These numbers may differ as of the closing date of the applicable Reorganization.

Capitalization Table as of December 31, 2025 (Unaudited)

Reorganization of ClearBridge Variable Appreciation Portfolio into LVIP ClearBridge Appreciation Fund

	ClearBridge Variable Appreciation Portfolio	LVIP ClearBridge Appreciation Fund	Pro Forma Adjustments[1]	Pro Forma Combined LVIP ClearBridge Appreciation Fund
Net Assets (all classes)	$1,183,426,138	—	—	$1,183,426,138
Class I of the Target Fund reorganizing into Standard Class of the Acquiring Fund
Net assets	$850,893,661	—	—	$850,893,661
Shares outstanding	13,656,493	—	—	13,656,493
Net asset value per share	$62.31	—	—	$62.31
Class II of the Target Fund reorganizing into Service Class of the Acquiring Fund
Net assets	$332,532,477	—	—	$332,532,477
Shares outstanding	5,387,150	—	—	5,387,150
Net asset value per share	$61.73	—	—	$61.71

1	FTFA and Lincoln Financial will bear 100% of the Reorganization Expenses. As a result there are no pro forma adjustments to net assets.

Capitalization Table as of December 31, 2025 (Unaudited)

Reorganization of ClearBridge Variable Dividend Strategy Portfolio into LVIP ClearBridge Dividend Strategy Fund

	ClearBridge Variable Dividend Strategy Portfolio	LVIP ClearBridge Dividend Strategy Fund	Pro Forma Adjustments[1]	Pro Forma Combined LVIP ClearBridge Dividend Strategy Fund
Net Assets (all classes)	$456,675,902	—	—	$456,675,902
Class I of the Target Fund reorganizing into Standard Class of the Acquiring Fund
Net assets	$116,372,022	—	—	$116,372,022
Shares outstanding	5,746,603	—	—	5,746,603
Net asset value per share	$20.25	—	—	$20.25
Class II of the Target Fund reorganizing into Service Class of the Acquiring Fund
Net assets	$340,303,880	—	—	$340,303,880
Shares outstanding	16,666,660	—	—	16,666,660
Net asset value per share	$20.42	—	—	$20.42

1	FTFA and Lincoln Financial will bear 100% of the Reorganization Expenses. As a result there are no pro forma adjustments to net assets.

Capitalization Table as of December 31, 2025 (Unaudited)

Reorganization of ClearBridge Variable Large Cap Growth Portfolio into LVIP ClearBridge Large Cap Growth Fund

	ClearBridge Variable Large Cap Growth Portfolio	LVIP ClearBridge Large Cap Growth Fund	Pro Forma Adjustments[1]	Pro Forma Combined LVIP ClearBridge Large Cap Growth Fund
Net Assets (all classes)	$574,622,536	—	—	$574,622,536
Class I of the Target Fund reorganizing into Standard Class of the Acquiring Fund
Net assets	$168,144,983	—	—	$168,144,983
Shares outstanding	3,495,549	—	—	3,495,549
Net asset value per share	$48.10	—	—	$48.10
Class II of the Target Fund reorganizing into Service Class of the Acquiring Fund
Net assets	$406,477,553	—	—	$406,477,553
Shares outstanding	8,646,280	—	—	8,646,280
Net asset value per share	$47.01	—	—	$47.01

1	FTFA and Lincoln Financial will bear 100% of the Reorganization Expenses. As a result there are no pro forma adjustments to net assets.

Capitalization Table as of December 31, 2025 (Unaudited)

Reorganization of ClearBridge Variable Large Cap Value Portfolio into LVIP ClearBridge Large Cap Value Fund1

	ClearBridge Variable Large Cap Value Portfolio	LVIP ClearBridge Large Cap Value Fund	Pro Forma Adjustments[2]	Pro Forma Combined LVIP ClearBridge Large Cap Value Fund
Net Assets (all classes)	$271,869,371	—	—	$271,869,371
Class I of the Target Fund reorganizing into Standard Class of the Acquiring Fund
Net assets	$271,869,371	—	—	$271,869,371
Shares outstanding	14,172,018	—	—	14,172,018
Net asset value per share	$19.18	—	—	$19.18

1

As of the Record Date, there were no Class II shares of the Target Fund outstanding and, accordingly, Class II shares of the Target Fund and Service Class shares of the Acquiring Fund are not participating in the Reorganization.

2	FTFA and Lincoln Financial will bear 100% of the Reorganization Expenses. As a result there are no pro forma adjustments to net assets.

MORE ON THE INVESTMENT STRATEGIES, INVESTMENTS AND RISKS OF THE FUNDS

In the following sections of this Joint Proxy Statement/Prospectus, the term “Fund” means each Acquiring Fund unless otherwise specified.

In addition to the investments and strategies described under “Summary” with respect to each Reorganization in this Joint Proxy Statement/Prospectus, the Funds may invest in other securities, use other strategies and engage in other investment practices.

Equity investments

Each Fund may invest in equity securities. Equity securities include exchange-traded and over-the-counter (“OTC”) common and preferred stocks, warrants and rights, securities convertible into equity securities and securities of other investment companies and of real estate investment trusts (“REITs”).

Convertible securities may be purchased by LVIP ClearBridge Dividend Strategy Fund, to gain additional exposure to the company or for their income or other features.

Foreign investments

LVIP ClearBridge Appreciation Fund may invest up to 20% of its net assets (at the time of investment) in foreign equity securities. The Fund may invest directly in foreign issuers or invest in depositary receipts.

LVIP ClearBridge Dividend Strategy Fund may invest up to 50% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. The issuers of foreign securities purchased by the Fund will be located in developed markets, and the Fund does not intend to invest in securities of issuers located in emerging markets. However, if a country in which an issuer whose securities have been purchased by the Fund is later classified as an emerging market, the Fund will not be required to sell the security.

Each of LVIP ClearBridge Large Cap Growth Fund and LVIP ClearBridge Large Cap Value Fund may invest up to 20% of its net assets (at the time of investment) in foreign securities. Each Fund may invest directly in foreign issuers or invest in depositary receipts.

Securities of other investment companies

LVIP ClearBridge Appreciation Fund may invest up to 10% of its assets in securities of other investment companies, including shares in an investment company that seeks to track the performance of an underlying equity index or a portion of an equity index. If the Fund acquires shares of other investment companies, Fund shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the other investment companies.

Short sales

A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Each Fund may designate no more than 25% of its net assets (taken at the then current market value) as required collateral for such sales at any one time.

Small and medium capitalization companies

As a non-principal investment strategy, LVIP ClearBridge Large Cap Growth Fund may invest up to 20% of its assets in equity securities of companies other than those with market capitalizations similar to companies in the Index (i.e., medium or small capitalization companies).

Cash management

Each Fund may hold cash pending investment, may invest in money market instruments and may enter into repurchase agreements and reverse repurchase agreements (which have characteristics like borrowings) for cash management purposes. Each Fund may invest in money market funds, which may or may not be affiliated with the Fund’s manager or subadviser. The amount of assets a Fund may hold for cash management purposes will depend on market conditions and the need to meet expected redemption requests.

Defensive investing

Each Fund may depart from its principal investment strategies in response to adverse market, economic, political or other conditions by taking temporary defensive positions, including by investing in any type of money market instruments and short-term debt securities or holding cash without regard to any percentage limitations. If a significant amount of a Fund’s assets is used for defensive investing purposes, the Fund will be less likely to achieve its investment objective. Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

Each Fund may also use other strategies and invest in other investments that are described, along with their risks, in the Fund’s Statement of Additional Information (“SAI”). However, a Fund might not use all of the strategies and techniques or invest in all of the types of investments described in the Fund’s Prospectus or in the SAI.

Percentage and other limitations

Each Fund’s compliance with its investment limitations and requirements described in the Fund’s Prospectus is usually determined at the time of investment. If such a percentage limitation is complied with at the time of an investment, any subsequent change resulting from a change in asset values or characteristics will not constitute a violation of that limitation.

Selection process

LVIP ClearBridge Appreciation Fund

The portfolio managers’ investment strategy consists of individual company selection and management of cash reserves. The portfolio managers look for investments among a strong core of growth and value stocks, consisting primarily of blue chip companies dominant in their industries. The Fund may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record.

In selecting individual companies for the Fund’s portfolio, the portfolio managers look for the following:

•	Strong or rapidly improving balance sheets

•	Recognized industry leadership

•	Effective management teams that exhibit a desire to earn consistent returns for shareholders

In addition, the portfolio managers consider the following characteristics:

•	Past growth records

•	Future earnings prospects

•	Technological innovation

•	General market and economic factors

•	Current yield or potential for dividend growth

Generally, companies in the Fund’s portfolio fall into one of the following categories:

•

Undervalued companies: Companies with assets or earning power that are either unrecognized or undervalued. The portfolio managers generally look for a catalyst that will unlock these values. The portfolio managers also look for companies that are expected to have unusual earnings growth or whose stocks appear likely to go up in value because of marked changes in the way they do business (for example, a corporate restructuring)

•

Growth at a reasonable price: Companies with superior demonstrated and expected growth characteristics whose stocks are available at a reasonable price. Typically, there is strong recurring demand for these companies’ products

The subadviser’s fundamental research analysts typically use their industry expertise to determine the material environmental, social and governance (“ESG”) factors facing both individual companies and industry sectors. The fundamental research analysts may also engage with company management regarding the extent to which they promote best practices of such factors. ESG factors may include, but are not necessarily limited to, environmentally-friendly product initiatives, labor audits of overseas supply chains and strong corporate governance. The choice of ESG factors for any particular company generally reflects the specific industry. At times, the ESG analysis may be performed by the portfolio managers. The subadviser may not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.

The fundamental research analysts (or portfolio managers, as applicable) typically use an established proprietary research and engagement process to determine a company’s profile on ESG issues. This includes generating an ESG rating, through its ESG ratings system, by assessing ESG factors, both quantitatively and qualitatively. This system has four rating levels: AAA, AA, A and B, assigned to companies based on performance on key ESG issues (such as health and safety, gender diversity, climate risk, corporate governance risk and data security), including performance relative to the companies’ industry peer set.

The portfolio managers adjust the amount held in cash reserves depending on the portfolio managers’ outlook for the stock market. The portfolio managers will increase the Fund’s allocation to cash when, in the portfolio managers’ opinion, market valuation levels become excessive. The portfolio managers may sometimes hold a significant portion of the Fund’s assets in cash while waiting for buying opportunities or to provide a hedge against stock market declines. If the Fund holds a significant portion of its assets in cash during periods of stock market increases, that could prevent the Fund from achieving its investment objective.

LVIP ClearBridge Dividend Strategy Fund

The portfolio managers emphasize individual security selection. In selecting individual companies for investment the portfolio managers look for the following:

•	Current yield

•	Potential for dividend growth

•	Potential for capital appreciation

•	Sound or improving balance sheets

•	Effective management teams that exhibit a desire to earn consistent returns for shareholders

The portfolio managers may also consider the following characteristics:

•	Past growth rates

•	Future earnings prospects

•	Technological innovation

•	General market and economic factors

•	Recognized industry leadership

Generally, companies held by the Fund are those that the portfolio managers believe have assets or earnings power that are either unrecognized or undervalued.

The subadviser’s fundamental research analysts typically use their industry expertise to determine the material environmental, social and governance (“ESG”) factors facing both individual companies and industry sectors. The fundamental research analysts may also engage with company management regarding the extent to which they promote best practices of such factors. ESG factors may include, but are not necessarily limited to, environmentally-friendly product initiatives, labor audits of overseas supply chains and strong corporate governance. The choice of ESG factors for any particular company generally reflects the specific industry. At times, the ESG analysis may be performed by the portfolio managers. The subadviser may not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.

The fundamental research analysts (or portfolio managers, as applicable) typically use an established proprietary research and engagement process to determine a company’s profile on ESG issues. This includes generating an ESG rating, through its ESG ratings system, by assessing ESG factors, both quantitatively and qualitatively. This system has four rating levels: AAA, AA, A and B, assigned to companies based on performance on key ESG issues (such as health and safety, gender diversity, climate risk, corporate governance risk and data security), including performance relative to the companies’ industry peer set.

LVIP ClearBridge Large Cap Growth Fund

The portfolio managers emphasize individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. The portfolio managers attempt to identify established large capitalization companies with the highest growth potential. The portfolio managers then analyze each company in detail, ranking its management, strategy and competitive market position. Finally, the portfolio managers attempt to identify the best values available among the growth companies identified. The core holdings of the Fund will be large capitalization companies that the portfolio managers believe to be dominant in their industries, global in scope and with a long-term history of performance.

In selecting individual companies for investment, the portfolio managers consider:

•	Favorable earnings prospects

•	Technological innovation

•	Industry dominance

•	Competitive products and services

•	Global scope

•	Long-term operating history

•	Consistent and sustainable long-term growth in dividends and earnings per share

•	Strong cash flow

•	High return on equity

•	Strong financial condition

•	Experienced and effective management

The subadviser’s fundamental research analysts typically use their industry expertise to determine the material environmental, social and governance (“ESG”) factors facing both individual companies and industry sectors. The fundamental research analysts may also engage with company management regarding the extent to which they promote best practices of such factors. ESG factors may include, but are not necessarily limited to, environmentally-friendly product initiatives, labor audits of overseas supply chains and strong corporate governance. The choice of ESG factors for any particular company generally reflects the specific industry. At times, the ESG analysis may be performed by the portfolio managers. The subadviser may not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.

The fundamental research analysts (or portfolio managers, as applicable) typically use an established proprietary research and engagement process to determine a company’s profile on ESG issues. This includes generating an ESG rating, through its ESG ratings system, by assessing ESG factors, both quantitatively and qualitatively. This system has four rating levels: AAA, AA, A and B, assigned to companies based on performance on key ESG issues (such as health and safety, gender diversity, climate risk, corporate governance risk and data security), including performance relative to the companies’ industry peer set.

LVIP ClearBridge Large Cap Value Fund

The portfolio managers emphasize individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. The portfolio managers focus on established large capitalization companies, seeking to identify those companies with favorable valuations and attractive growth potential. The portfolio managers employ fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

In selecting individual companies for investment, the portfolio managers look for:

•	Share prices that appear to be temporarily oversold or do not reflect positive company developments

•	Share prices that appear to undervalue the company’s assets, particularly on a sum-of-the-parts basis

•	Special situations including corporate events, changes in management, regulatory changes or turnaround situations

•	Company specific items such as competitive market position, competitive products and services, experienced management team and stable financial condition

The subadviser’s fundamental research analysts typically use their industry expertise to determine the material environmental, social and governance (“ESG”) factors facing both individual companies and industry sectors. The fundamental research analysts may also engage with company management regarding the extent to which they promote best practices of such factors. ESG factors may include, but are not necessarily limited to, environmentally-friendly product initiatives, labor audits of overseas supply chains and strong corporate governance. The choice of ESG factors for any particular company generally reflects the specific industry. At times, the ESG analysis may be performed by the portfolio managers. The subadviser may not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.

The fundamental research analysts (or portfolio managers, as applicable) typically use an established proprietary research and engagement process to determine a company’s profile on ESG issues. This includes generating an ESG rating, through its ESG ratings system, by assessing ESG factors, both quantitatively and qualitatively. This system has four rating levels: AAA, AA, A and B, assigned to companies based on performance on key ESG issues (such as health and safety, gender diversity, climate risk, corporate governance risk and data security), including performance relative to the companies’ industry peer set.

General

Except as otherwise noted in the “Summary” section or in Appendix B, the investment strategies and policies of each Acquiring Fund may be changed from time to time without shareholder approval.

Other Investment Policies

In addition to the investments and strategies described in this Joint Proxy Statement/Prospectus for, each Acquiring Fund also may invest in other securities, use other strategies and engage in other investment practices. These permitted investments and strategies are described in detail in the Acquiring Funds’ SAI.

More on Risks of Investing in each Fund

Following is more information on the principal risks summarized above and additional risks of investing in each Fund.

Stock market and equity securities risk. (All Funds) The stock markets are volatile and the market prices of equity securities held by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may include exchange-traded and over-the-counter common stocks, preferred stock, depositary receipts, trust certificates, limited partnership interests, warrants, rights, securities convertible into equity securities, and shares of other investment companies, including exchange-traded funds, and of real estate investment trusts. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Changes in market conditions will not typically have the same impact on all types of securities. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. If the

Fund holds equity securities in a company that becomes insolvent, the Fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company, and the Fund may lose its entire investment.

Market events risk. (All Funds) The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers is not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Large capitalization company risk. (All Funds) Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Small and mid-capitalization company risk. (All Funds) The Fund will be exposed to additional risks as a result of its investments in the securities of small and mid-capitalization companies. Small and mid-capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and mid-capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may have greater potential for losses.

Dividend-paying stock risk. (LVIP ClearBridge Dividend Strategy Fund) There is no guarantee that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks can fall out of favor with the market (such as in periods of rising interest rates, high inflation and/or strong economic growth) and may not participate in a broad market advance to the same degree as other stocks. A sharp rise in interest rates or economic downturn or other market or company-specific developments could cause a company to reduce or eliminate its dividend.

Growth investing risk. (LVIP ClearBridge Large Cap Growth Fund) The Fund’s growth-oriented investment style may increase the risks of investing in the Fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market while the market favors value stocks.

Value investing risk. (LVIP ClearBridge Large Cap Value Fund) The value approach to investing involves the risk that stocks may remain undervalued for long periods, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks may underperform the overall equity market for an extended period while the market favors growth stocks. A value stock may not increase in price as anticipated by the subadviser if other investors fail to recognize the company’s value and bid up the price or the factors that the subadviser believes will increase the price of the security do not occur or do not have the anticipated effect. Value stocks may go in and out of favor over time and the subadviser may sell a security prior to the security realizing a gain in connection with changed market perception regarding the value of the security.

Growth and value investing risk. (LVIP ClearBridge Appreciation Fund and LVIP ClearBridge Dividend Strategy Fund) Growth or value securities as a group may be out of favor and underperform the overall equity market while the market favors other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. A value stock may not increase in price as anticipated by the subadviser if other investors fail to recognize the company’s value and bid up the price or the factors that the subadviser believes will increase the price of the security do not occur or do not have the anticipated effect.

Foreign investments risk. (All Funds) The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly U.S. exposure, such as less liquid, less regulated, less transparent and more volatile markets. The markets for some foreign securities are relatively new, and the rules and policies relating to these markets are not fully developed and may change. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, tariffs and trade disputes, economic sanctions, reduction of government or central bank support, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, political, economic, financial or social instability, terrorism, armed conflicts and other geopolitical events. Geopolitical or other events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries.

The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may, from time to time, be unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Foreign investments may also be adversely affected by U.S. government or international interventions, restrictions or economic sanctions, which could negatively affect the value of an investment or result in the Fund selling an investment at a disadvantageous time.

The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes.

It may be difficult for the Fund to pursue claims against a foreign issuer or other parties in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the Fund to pursue its rights against the government. In the past, some non-U.S. governments have defaulted on principal and interest payments.

If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Currency exchange rates can be volatile, and are affected by factors such as general economic and political conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The Fund may be unable or may choose not to hedge its foreign currency exposure.

In certain foreign markets, settlement and clearance of trades may experience delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments. Settlement of trades in these markets can take longer than in other markets and the Fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer) due to, among other factors, low trading volumes and volatile prices. The custody or holding of securities, cash and other assets by local banks, agents and depositories in securities markets outside the United States may entail additional risks. Governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and may be subject to limited or no government oversight. In extreme cases, the Fund’s securities may be misappropriated or the Fund may be unable to sell its securities. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Industry or sector focus risk. (LVIP ClearBridge Appreciation Fund, LVIP ClearBridge Large Cap Growth Fund and LVIP ClearBridge Large Cap Value Fund) The Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole, to the extent that the Fund may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector.

Information technology sector risk. (LVIP ClearBridge Large Cap Growth Fund) Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss, or impairment of, or inability to enforce, these rights may adversely affect the profitability of these companies.

Illiquidity risk. (All Funds) Illiquidity risk exists when particular investments are impossible or difficult to sell. Although most of the Fund’s investments must be liquid at the time of investment, investments may be or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Markets may become illiquid quickly. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers have been less willing to make markets in recent years. When the Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, or to try to limit losses, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. In addition, when there is illiquidity in the market for certain investments, the Fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Portfolio management risk. (All Funds) The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadviser. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the Fund.

Issuer risk. (All Funds) The market price of a security held by the Fund can go up or down more than the market as a whole and can perform differently from the value of the market as a whole due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, or major litigation or changes in government regulations affecting the issuer or the competitive environment. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The Fund may experience a substantial or complete loss on an individual security.

Valuation risk. (All Funds) Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the Fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value methodologies. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The value of non-U.S. securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets in which they are traded, but before the Fund determines its net asset value. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment, which may prove to be incorrect.

Cybersecurity risk. (All Funds) Like other funds and business enterprises, the Fund, the manager, the subadvisers and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information) or proprietary information, cause the Fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The Fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, the manager, and/or the subadvisers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack.

Non-diversification risk. (LVIP ClearBridge Appreciation Fund and LVIP ClearBridge Large Cap Growth Fund). The Fund is classified as “non-diversified,” which means that the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Warrants and rights risk. (LVIP ClearBridge Dividend Strategy Fund) Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore, are highly volatile and speculative investments. They have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. If a warrant or right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant or right.

Convertible securities risk. (LVIP ClearBridge Dividend Strategy Fund) Convertible securities are subject to stock market and other risks associated with equity securities, as well as the credit, interest rate and other risks associated with fixed income securities. Credit risk is the risk that the issuer or obligor will not make timely payments of principal or interest or that its credit may be downgraded or perceived to be less creditworthy. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.

REITs risk. (LVIP ClearBridge Dividend Strategy Fund) Investments in REITs expose the Fund to risks similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuers of the investments, demand for rental properties, and changes in property taxes, interest rates and the real estate regulatory environment. Investments in REITs are also affected by general economic conditions. REITs are also subject to heavy cash flow dependency on the property interests they hold, defaults by borrowers, poor performance by the REIT’s manager and self-liquidation. REITs usually charge management fees, which may result in layering the fees paid by the Fund. REITs may be leveraged, which increases risk. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Short sales risk. (All Funds) If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, which may be substantial. A Fund that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Fund does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position.

Investment in other investment companies risk. (All Funds) Investments in other investment companies are subject to market and portfolio selection risk, as well as portfolio management risk. If the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Cash management and defensive investing risk. (All Funds) The value of the investments held by the Fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the Fund holds cash uninvested, the cash will be subject to the credit risk of the depository institution holding the cash and the Fund will not earn income on the cash. If a significant amount of the Fund’s assets is used for cash management or defensive investing purposes, the Fund will be less likely to achieve its investment objective. Defensive investing may not work as intended and the value of an investment in the Fund may still decline.

Risk of increase in expenses. (All Funds) Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expenses may be higher if the Fund’s average net assets decrease, as a result of redemptions or otherwise, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Environmental, social and governance (ESG) considerations risk. (All Funds) ESG considerations are one of a number of factors that the subadviser examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-focused issuers and may have lower or adverse ESG assessments. The subadviser may not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The subadviser’s assessment of an issuer’s ESG factors is subjective and may differ from that of investors, third-party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the subadviser may not reflect the beliefs and values of any particular investor. The subadviser also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party research providers, the timeliness, completeness and accuracy of which is out of the subadviser’s control. ESG factors are often not uniformly measured or defined, which could impact the subadviser’s ability to assess an issuer. While the subadviser views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

Operational risk. (All Funds) Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology (including those due to cybersecurity incidents), changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Please note that there are other factors that could adversely affect your investment and that could prevent the Fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

THE FUNDS’ MANAGEMENT

Investment Manager and Subadvisers

Franklin Templeton Fund Adviser, LLC (“FTFA”) is the investment manager of each Target Fund and ClearBridge Investments, LLC (“ClearBridge”) is the subadviser of each Target Fund. In addition, ClearBridge may allocate a portion of each Target Fund’s cash and short-term instruments to be managed by Western Asset Management Company (“Western Asset”). Western Asset is not currently managing any assets for a Target Fund. If the Reorganization of your Target Fund is approved, Lincoln Financial Investments Corporation (“Lincoln Financial” or “LFI”) will serve as the investment manager of the corresponding Acquiring Fund and ClearBridge will become the subadviser of the corresponding Acquiring Fund. Western Asset will not be engaged to manage cash and short-term instruments for the Acquiring Funds. Information regarding Lincoln Financial, FTFA and ClearBridge follows.

Lincoln Financial Investments Corporation is the investment adviser for each of the Acquiring Funds. Lincoln Financial is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). Lincoln Financial’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. Lincoln Financial (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of September 30, 2025, Lincoln Financial had more than $121 billion in assets under management.

Franklin Templeton Fund Adviser, LLC is the investment manager for each Target Fund. FTFA, with offices at 1 Madison Avenue, New York, New York 10010, also serves as the investment manager of other Franklin Templeton-sponsored funds. FTFA provides administrative and certain oversight services to each Target Fund. As of September 30, 2025, FTFA’s total assets under management were approximately $167.44 billion.

ClearBridge Investments, LLC provides the day-to-day portfolio management of each Target Fund. If the Reorganization of a Target Fund is approved, ClearBridge will serve as subadvisers for the corresponding Acquiring Fund. ClearBridge has offices at 1 Madison Avenue, New York, New York 10010 and is an investment adviser that manages U.S. and international equity investment strategies for institutional and individual investors. ClearBridge has been committed to delivering long-term results through active management for more than 60 years, and bases its investment decisions on fundamental research and the insights of seasoned portfolio management teams. As of September 30, 2025, ClearBridge’s total assets under management (including assets under management for ClearBridge, LLC, an affiliate of ClearBridge) were approximately $184.8 billion, including $43.3 billion for which ClearBridge provides non-discretionary investment models to managed account sponsors.

Franklin Resources, Inc. (“Franklin Resources”). FTFA and ClearBridge are indirect, wholly-owned subsidiaries of Franklin Resources. Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of September 30, 2025, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.66 trillion.

Manager of Managers

Each of the Acquiring Funds will employ a “manager of managers” structure, which means that the Acquiring Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to one or more subadvisers. To use this structure, the Acquiring Trust has received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Acquiring Funds’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for an Acquiring Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new subadviser, an Acquiring Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new subadviser. In addition, the Acquiring Funds’ investment adviser is not permitted to hire affiliated subadvisers without shareholder approval.

Lincoln Financial has also received an SEC exemptive order (Investment Company Release Nos. 34727 and 34749) which permits the Board of Trustees of the Acquiring Funds to approve new subadvisory agreements or material amendments to an existing subadvisory agreement at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that: (i) the Acquiring Funds’ Board will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting; (ii) management will represent that the materials provided to the Acquiring Trust’s Board include the same information the Acquiring Funds’ Board would have received if approval were sought at an in-person meeting; (iii) the need for considering the proposal at a non-in-person meeting will be explained to the Acquiring Trust’s Board; and (iv) the Acquiring Funds’ Board will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case, the Acquiring Funds’ Board will consider the proposal at an in-person meeting unless the objection is rescinded).

Additional Information

The Board of Trustees of the Acquiring Funds oversee generally the operations of each Fund and the Acquiring Trust. The Acquiring Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment advisor, custodian, transfer agent, accountants and distributor, who provide services to each Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any such individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Acquiring Trust.

This Joint Proxy Statement/Prospectus provides information concerning the Acquiring Trust and the Acquiring Funds that you should consider in determining whether to invest in shares of the Acquiring Funds. The Acquiring Funds may make changes to this information from time to time. Neither this Joint Proxy Statement/Prospectus, the SAIs or any document filed as an exhibit to the Acquiring Trust’s registration statement of which these documents are a part, is intended to, nor does it, give rise to an agreement or contract between the Acquiring Trust or an Acquiring Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Portfolio Managers of the Acquiring Funds

Information about the portfolio managers that will have responsibility for the day-to-day management of each Acquiring Fund is listed below. As discussed above, the portfolio managers of each Target Fund will continue to serve as the portfolio managers of the corresponding Acquiring Fund after completion of the Reorganization. The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any Fund shares held by the portfolio managers.

LVIP ClearBridge Appreciation Fund

Portfolio manager	Title and recent biography
Michael Kagan	Mr. Kagan is a Managing Director and Portfolio Manager of ClearBridge and has 40 years of industry experience. He joined the subadviser or its predecessor in 1994. Mr. Kagan has served as a portfolio manager of ClearBridge Variable Appreciation Portfolio since 2009.

Stephen Rigo, CFA	Mr. Rigo is a Director and Portfolio Manager of ClearBridge. Mr. Rigo joined the subadviser in 2016 and was previously a Portfolio Strategist at Moore Capital Management, an Analyst at York Capital Management, a Senior Analyst at Green Arrow Capital and a Research Associate at Friedman, Billings, Ramsey. He has 24 years of industry experience. Mr. Rigo has served as a portfolio manager of ClearBridge Variable Appreciation Portfolio since 2022.

LVIP ClearBridge Dividend Strategy Fund

Portfolio manager	Title and recent biography
John Baldi	Mr. Baldi is a Managing Director and Portfolio Manager of ClearBridge and has 27 years of industry experience. He joined ClearBridge or its predecessor in 2004. Mr. Baldi has served as a portfolio manager of ClearBridge Variable Dividend Strategy Portfolio since 2019.

Michael Clarfeld, CFA	Mr. Clarfeld is a Managing Director and Portfolio Manager of ClearBridge and has 25 years of industry experience. He has been with ClearBridge since 2006. Prior to joining ClearBridge, Mr. Clarfeld was an equity analyst with Hygrove Partners, LLC and a financial analyst with Goldman Sachs. Mr. Clarfeld has served as a portfolio manager of ClearBridge Variable Dividend Strategy Portfolio since 2009.

LVIP ClearBridge Large Cap Growth Fund

Portfolio manager	Title and recent biography
Erica Furfaro	Ms. Furfaro is a Director and Portfolio Manager of ClearBridge. Ms. Furfaro joined ClearBridge in 2019. Prior to joining ClearBridge, she worked as a Sector Head at Millennium Partners, an Analyst at York Capital Management, an Analyst at the Carlyle Group, and an Investment Banking Analyst at Merrill Lynch & Co. She has 20 years of investment industry experience. Ms. Furfaro has served as a portfolio manager of ClearBridge Variable Large Cap Growth Portfolio since December 2024.

Margaret Vitrano	Ms. Vitrano is a Managing Director and Portfolio Manager of ClearBridge. Previously, she was a Senior Research Analyst for Information Technology and Communications of ClearBridge from 2007 to 2012. Ms. Vitrano joined the subadviser or its predecessor in 2003. Prior to that, she was a Director of CGMI and a research analyst at Citigroup. Ms. Vitrano has 29 years of investment industry experience. Ms. Vitrano has served as a portfolio manager of ClearBridge Variable Large Cap Growth Portfolio since 2012.

LVIP ClearBridge Large Cap Value Fund

Portfolio manager	Title and recent biography
Dmitry Khaykin	Mr. Khaykin is a Managing Director and Portfolio Manager of ClearBridge and has 29 years of industry experience. Mr. Khaykin joined the subadviser or its predecessor in 2003 and was previously a research analyst for the telecommunications sector at Gabelli & Company, Inc. and an associate in the risk management division of Morgan Stanley & Co., Inc. Mr. Khaykin has served as a portfolio manager of ClearBridge Variable Large Cap Value Portfolio since 2007.

Deepon Nag	Mr. Nag is a Director and Portfolio Manager of ClearBridge with 16 years of industry experience. Mr. Nag joined ClearBridge in 2016 as a Senior Sector Analyst. Prior to joining ClearBridge, he was a Senior Research Analyst at Millennium Partners and a Lead Software Engineer in Design Automation at Intel Corp. Mr. Nag has served as a portfolio manager of ClearBridge Variable Large Cap Value Portfolio since 2023.

Investment Management Fees

Pursuant to investment management agreements, the investment manager of each Target Fund and its corresponding Acquiring Fund is entitled to receive a fee with respect to the average daily net assets of the Funds for which they act as investment manager, which is calculated daily and paid monthly. The management fees payable to the investment manager of each Target Fund and the investment manager of the corresponding Acquiring Fund are set forth in the table below. For each Target Fund and Acquiring Fund, the Fund’s investment manager pays a subadvisory fee to the subadviser from its management fee. The following table sets forth each Fund’s management fee as a percentage of average daily net assets. As indicated below, each Fund pays a management fee at an annual rate that decreases as assets increase. The following table also sets forth the effective management fee paid by each Target Fund for the Fund’s most recent fiscal year. The effective management fee reflects any fees waived by the Target Fund’s investment manager (including any fees waived in connection with investments by the Target Fund in affiliated investment companies for which the Fund paid a management fee).

Target Fund		Acquiring Fund
	Investment Management Fee Rate (as a percentage of the Fund’s average daily net assets except where otherwise indicated)		Investment Management Fee Rate (as a percentage of the Fund’s average daily net assets)
ClearBridge Variable Appreciation Portfolio		LVIP ClearBridge Appreciation Fund
Assets up to and including $250 million	0.750%	Assets up to and including $250 million	0.750%
Assets over $250 million and up to and including $500 million	0.700%	Assets over $250 million and up to and including $500 million	0.700%
Assets over $500 million and up to and including $1 billion	0.650%	Assets over $500 million and up to and including $1 billion	0.650%
Assets over $1 billion and up to and including $2 billion	0.600%	Assets over $1 billion and up to and including $2 billion	0.600%
Assets over $2 billion and up to and including $3 billion	0.550%	Assets over $2 billion and up to and including $3 billion	0.550%
Assets over $3 billion	0.500%	Assets over $3 billion	0.500%
Effective management fee rate paid for the fiscal year ended December 31, 2024: 0.68%
ClearBridge Variable Dividend Strategy Portfolio		LVIP ClearBridge Dividend Strategy Fund
Assets up to and including $1 billion	0.700%	Assets up to and including $1 billion	0.700%
Assets over $1 billion and up to and including $2 billion	0.680%	Assets over $1 billion and up to and including $2 billion	0.680%
Assets over $2 billion and up to and including $5 billion	0.650%	Assets over $2 billion and up to and including $5 billion	0.650%

Target Fund		Acquiring Fund
	Investment Management Fee Rate (as a percentage of the Fund’s average daily net assets except where otherwise indicated)		Investment Management Fee Rate (as a percentage of the Fund’s average daily net assets)
Assets over $5 billion and up to and including $10 billion	0.600%	Assets over $5 billion and up to and including $10 billion	0.600%
Assets over $10 billion	0.550%	Assets over $10 billion	0.550%
Effective management fee rate paid for the fiscal year ended December 31, 2024: 0.70%
ClearBridge Variable Large Cap Growth Portfolio		LVIP ClearBridge Large Cap Growth Fund
Assets up to and including $1 billion	0.700%	Assets up to and including $1 billion	0.700%
Assets over $1 billion and up to and including $2 billion	0.680%	Assets over $1 billion and up to and including $2 billion	0.680%
Assets over $2 billion and up to and including $5 billion	0.650%	Assets over $2 billion and up to and including $5 billion	0.650%
Assets over $5 billion and up to and including $10 billion	0.600%	Assets over $5 billion and up to and including $10 billion	0.600%
Assets over $10 billion	0.550%	Assets over $10 billion	0.550%
Effective management fee rate paid for the fiscal year ended December 31, 2024: 0.70%
ClearBridge Variable Large Cap Value Portfolio		LVIP ClearBridge Large Cap Value Fund
Assets up to and including $350 million	0.650%	Assets up to and including $350 million	0.650%
Assets over $350 million and up to and including $500 million	0.550%	Assets over $350 million and up to and including $500 million	0.550%
Assets over $500 million and up to and including $750 million	0.525%	Assets over $500 million and up to and including $750 million	0.525%
Assets over $750 million and up to and including $1 billion	0.500%	Assets over $750 million and up to and including $1 billion	0.500%
Assets over $1 billion	0.450%	Assets over $1 billion	0.450%
Effective management fee rate paid for the fiscal year ended December 31, 2024: 0.65%

A discussion regarding the basis for the Board’s approval of each Target Fund’s management agreement and subadvisory agreements is available in the Target Fund’s report on Form N-CSR for the period ended June 30, 2025.

A discussion regarding the basis for the Board of Trustees of the Acquiring Funds approval of each Acquiring Fund’s management agreement and subadvisory agreements will be available in the

Acquiring Fund’s report on Form N-CSR filed for the period following the commencement of operations of the Acquiring Fund.

Administrator of the Acquiring Funds

Lincoln Life serves as the Administrator of each Acquiring Funds. The Acquiring Funds are all subject to the same administration fees. The administrative services provided to the Acquiring Funds by Lincoln Life include, among others, coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Acquiring Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. As Administrator, Lincoln Life also provides contractholder services, such as responding to operational inquiries from contractholders about accounts and the Acquiring Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Acquiring Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Acquiring Fund shares; and forwarding communications from the Acquiring Funds to contractholders. The Acquiring Funds reimburse Lincoln Life for the cost of administrative, internal legal and corporate secretary services. In addition, the Acquiring Funds compensate Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Acquiring Funds.

FTFA serves as the administrator of the Target Funds. FTFA is compensated for administration services under the investment management agreement and does not receive separate compensation for providing administration services to the Target Funds.

Expense Limitation Agreement

Target Funds

FTFA, each Target Fund’s investment manager, has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.80% for Class I shares and 1.05% for Class II shares, subject to recapture as described below. These arrangements are expected to continue until December 31, 2026, may be terminated prior to that date by agreement of FTFA and the Board, and may be terminated at any time after that date by the manager. These arrangements, however, may be modified by FTFA to decrease total annual fund operating expenses at any time. FTFA is also permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect. In addition, FTFA has agreed to waive the management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed above.

Acquiring Funds

Lincoln Financial has contractually agreed to waive fees and/or reimburse each Acquiring Fund until at least April 30, 2028 to the extent that the total annual fund operating expenses (excluding

Acquired Fund Fees and Expenses) exceed the following percentages of each Acquiring Fund’s average daily net assets:

Acquiring Fund	Standard Class	Service Class
LVIP ClearBridge Appreciation Fund	0.70%	0.95%
LVIP ClearBridge Dividend Strategy Fund	0.75%	1.00%
LVIP ClearBridge Large Cap Growth Fund	0.74%	0.99%
LVIP ClearBridge Large Cap Value Fund	0.72%	N/A *

*

LVIP ClearBridge Large Cap Value Fund offers Service Class shares; however, because there were no outstanding Class II Shares of ClearBridge Variable Large Cap Value Portfolio outstanding on the Record Date, only Standard Class shares of the Acquiring Fund will be issued in the Reorganization relating to that Target Fund.

Any waivers or reimbursements made by Lincoln Financial are subject to recoupment from the Fund within three years after the occurrence of the waiver or reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. These contractual expense limitations will remain in place for a period of at least two years from the closing date of the Reorganizations.

Other Service Providers

The Target Funds engage and the Acquiring Funds will engage the service providers set forth in the chart below.

	Target Funds’ Service Providers	Acquiring Funds’ Service Providers
Principal Underwriter	Franklin Distributors, LLC	Lincoln Financial Distributors, Inc. (“LFD”)

Transfer Agent and Shareholder Servicing Agent	Franklin Templeton Investor Services, LLC	The Lincoln National Life Insurance Company

Custodian and Fund Accountant	The Bank of New York Mellon	State Street Bank and Trust Company

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP	Ernst & Young LLP

Share Classes and Distribution Arrangements

The Acquiring Funds each offer two classes of shares: Standard Class and Service Class.1 The Standard and Service Class shares are identical except that Service Class shares are subject to a distribution (Rule 12b-1) fee pursuant to a distribution and service plan (the “Plan”). Each Acquiring Fund offers shares to Participating Insurance Companies for allocation to certain of their separate accounts, and to eligible pension or other qualified plans. Pursuant to the Plan, each Acquiring Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of its Service Class, for activities primarily intended to sell Service Class shares or separate accounts or eligible pension or other qualified plans offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by an Acquiring Fund’s Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan’s terms. The maximum distribution and/or service (12b-1) fee for the Acquiring Fund’s Service Class shares is equal to an annual rate of 0.25% of the average daily net assets attributable to such share class. These distribution/service fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.

Lincoln Financial and its affiliates, including LFD, and/or a Fund’s subadvisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by Securities and Exchange Commission and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change a Fund’s NAV, or the price of its shares, as such payments are not made from Fund assets.

For more information, please see the SAI.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Funds are available only through the purchase of Variable Contracts issued by the separate accounts of Participating Insurance Companies, through qualified pension and retirement plans or by qualified funds of funds whose investments consist solely of separate accounts of Participating Insurance Companies and/or qualified plans and retirement plans. Parties related to a Fund (such as a

[1]

Please note that, because there were no outstanding Class II Shares of ClearBridge Variable Large Cap Value Portfolio outstanding on the Record Date, only Standard Class shares of the Acquiring Fund will be issued in the Reorganization relating to that Target Fund.

Fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the inclusion a Fund as an investment option in separate accounts, qualified plans or retirement plans. Such Participating Insurance Companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of separate accounts or eligible pension or other qualified plans that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend separate accounts or eligible pension or other qualified plans that offer Fund shares. The prospectus or other disclosure documents for such separate accounts, eligible pension or other qualified plans may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary’s website for more information.

For more information, please see the SAI.

Portfolio Holdings Disclosure

A description of each Acquiring Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

BUYING AND SELLING FUND SHARES AND OTHER SHAREHOLDER INFORMATION

In the following sections of this Joint Proxy Statement/Prospectus, the term “Fund” means each Acquiring Fund unless otherwise specified.

This section describes the classes of shares that each Acquiring Fund will make available after the Reorganization and how shareholders may buy and sell those Fund shares. It also describes how each Acquiring Fund values its securities and the Fund’s policies on frequent trading of Fund shares. The information in this section applies to each Acquiring Fund except where noted.

The share classes offered by the Target Funds and the corresponding share classes offered by the Acquiring Funds are listed in the table below.

Target Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
ClearBridge Variable Appreciation Portfolio	LVIP ClearBridge Appreciation Fund
Class I	Standard Class
Class II	Service Class
ClearBridge Variable Dividend Strategy Portfolio	LVIP ClearBridge Dividend Strategy Fund
Class I	Standard Class
Class II	Service Class
ClearBridge Variable Large Cap Growth Portfolio	LVIP ClearBridge Large Cap Growth Fund
Class I	Standard Class
Class II	Service Class
ClearBridge Variable Large Cap Value Portfolio*	LVIP ClearBridge Large Cap Value Fund*
Class I	Standard Class

*

Please note that, because there were no outstanding Class II Shares of ClearBridge Variable Large Cap Value Portfolio outstanding on the Record Date, only Standard Class shares of the Acquiring Fund will be issued in the Reorganization relating to that Target Fund, and information in this Joint Proxy Statement/Prospectus for LVIP ClearBridge Large Cap Value Fund relates only to the Standard Class shares to be issued in the Reorganization.

Class I and Class II shares of each Target Fund are identical except that Class II shares are subject to a distribution (Rule 12b-1) fee equal to an annual rate of 0.25% of the average daily net assets attributable to such share class.

The Standard and Service Class shares of each Acquiring Fund are identical except that Service Class shares are subject to a distribution (Rule 12b-1) fee equal to an annual rate of 0.25% of the average daily net assets attributable to such share class.

No Class II shares of ClearBridge Variable Large Cap Value Portfolio were outstanding on the Record Date and, accordingly, Class II shares of ClearBridge Variable Large Cap Value Portfolio and Service Class shares of LVIP ClearBridge Large Cap Value Fund are not participating in the Reorganization.

Buying and Selling Shares

Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by certain insurance companies. These insurance companies are the record owners of the separate accounts holding each Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Acquiring Trust.

A Fund sells and redeems its shares, without charge, at their net asset value per share (“NAV”) next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost. A Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, a Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV, is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

A Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.

Pricing of Fund Shares

Each Fund determines its NAV as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). A Fund’s NAV is the value of a single Fund share. Each Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding. An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, a Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

Fund Assets Other Than Underlying Funds. Each Fund typically values its assets based on “market price.” Market price is typically an equity security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”

In certain circumstances, the Fund’s adviser, Lincoln Financial, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. Lincoln Financial’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance. Each fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If a Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.

Underlying Fund Assets. If a Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and Statement of Additional Information.

Market Timing

Frequent, large, or short-term purchases, redemptions, or transfers such as those associated with “market timing” transactions, may adversely affect a Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of a Fund’s portfolio, and increase a Fund’s brokerage and administrative costs. As a result, the Funds strongly discourage such trading activity. To protect each Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.

Investors may seek to exploit delays between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. Each Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund’s portfolio securities.

Each Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Each Fund and Lincoln Financial reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or Lincoln Financial, the transaction may adversely affect the Fund or its shareholders.

Each Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.

Each Fund also may rely on frequent trading policies established by such insurance companies. If a Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that a Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your Variable Contract for details.

Distribution Policy and Federal Tax Consequences

The Funds have identical distribution policies and federal income tax considerations. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year a Fund earns income or gains. Each Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.

Distributions a Fund makes to its shareholders ordinarily do not cause owners of the Variable Contracts to recognize income or gain for federal income tax purposes at the time of distribution. Contract owners are generally taxed only on the amounts they withdraw from their Variable Contracts. See the prospectus for your Variable Contract for further federal income tax information.

INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a comparison of certain important provisions of the governing instruments and governing laws of the Funds, but is not a complete description. Further information about the Target Funds’ governance structure is contained in their SAI and governing documents, which are on file with the SEC. Further information about the Acquiring Funds’ governance structure is contained in the SAIs related to each Acquiring Fund and each Acquiring Fund’s governing documents, which are on file with the SEC.

Organization and Governing Law. The Target Funds and the Acquiring Funds are open-end, management investment companies. Each Acquiring Fund is a series of Lincoln Variable Insurance Products Trust, a Delaware statutory trust. Each Target Fund is a series of Legg Mason Partners Variable Equity Trust.

A Fund organized as a Delaware statutory trust is governed by Delaware law and the trust’s declaration of trust and by-laws. A Fund organized as a Maryland statutory trust is governed by Maryland law and its charter and bylaws. A Fund organized as a Massachusetts business trust is governed by the trust’s declaration of trust and by-laws. The power and authority to manage each Fund and its affairs reside with the trustees, and shareholder rights are generally limited to those provided to the shareholders in the declaration of trust or similar instrument, rather than by statute. The Funds are also governed by applicable federal law. Each Fund and its business and affairs are managed under the supervision of its Board of Trustees.

The description of certain provisions of the governing documents of certain of the Target Fund Trusts are combined in the table below because the governing documents of such trusts are substantially similar.

Target Fund Trust	Acquiring Fund Trust
Term of Trustees; Removal of Trustees

Each Trustee shall hold office until the next meeting of Shareholders called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until his or her successor, if any, is elected and qualified. The Declaration provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees.	Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, has reached the mandatory retirement age as set by the Trustees, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner than any of such events, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. The Trustees may, by action of a majority of the then Trustees at a duly constituted meeting, fill vacancies or remove any Trustee with or without cause.

Trustee Liability and Indemnification

A Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust. Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the Trust. All actions and omissions of Trustees are presumed to be in accordance with the foregoing standard of	To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DBTA, the officers and Trustees shall not be responsible or liable for any act, omission or obligation of: the Trust, any agent or employee of the Trust; any Manager, sub-Manager, or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission or obligation of any other Trustee or officer,

Target Fund Trust	Acquiring Fund Trust
performance, and any person alleging the contrary has the burden of proving that allegation. The Declaration limits a Trustee’s liability to the Trust or any shareholder to the fullest extent permitted under current Maryland law by providing that a Trustee is liable to the Acquiring Funds Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a Trustee, officer or employee. Subject to applicable federal law, expenses related to the defense against any claim to which indemnification may apply shall be advanced by the Trust upon receipt of an undertaking by or on behalf of the recipient of those expenses to repay the advanced amount if it is ultimately found that he or she is not entitled to indemnification. In making any determination as to whether a person has engaged in conduct for which indemnification is not available, or as to whether there is reason to believe that such person ultimately will be found entitled to indemnification, such person shall be afforded a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.	respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. Nothing shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office provided, however, that a Trustee shall not be liable for errors of judgment in mistakes of fact or law.

Target Fund Trust	Acquiring Fund Trust
Shareholder Meetings

A Fund is not required to hold an annual meeting of shareholders but will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. Under the By-Laws, meetings of shareholders will also be called upon the written request of the shareholders holding shares representing in the aggregate not less than a majority of the voting power of the shares entitled to vote on the matters specified in such written request provided that the request states the purposes of such meeting and the matters proposed to be acted on, and the shareholders requesting such meeting have paid to the Trust the reasonably estimated cost of preparing and mailing and/or delivering the notice of the meeting.	Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

Voting Rights

The Declaration provides that shareholders shall not have the power to vote on any matter except: (i) for the election or removal of Trustees to the extent and as provided in the Declaration, and (ii) with respect to such additional matters relating to the Trust as may be required by law or as the Trustees may consider and determine necessary or desirable. Any action taken by shareholders shall require the affirmative vote of the holders of shares representing a majority, except in the case of the election of Trustees which shall only require a plurality, of votes cast at a meeting of shareholders at which a quorum is present, except as may be otherwise required by applicable law or by the Acquiring Funds Governing Document. Consistent with the Maryland Act, any other actions may be taken by the Trustees without seeking the consent of shareholders. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of record of all series and classes of the Acquiring Funds Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares. There is no cumulative voting on any matter submitted to a vote of the shareholders.	Shareholders shall have power to vote only (i) for the election or removal of Trustees, including the filling of any vacancies in the Board of Trustees; (ii) with respect to such additional matters relating to the Trust as may be required by applicable law, the Declaration, the By-Laws, or any Registration Statement of the Trust filed with the Commission or any successor agency; and (iii) on such other matters as the Board of Trustees may consider necessary or desirable.

Target Fund Trust	Acquiring Fund Trust
Merger/ Reorganization

Unless otherwise required by applicable law, the trustees may approve a merger or sale of assets without shareholder approval.	Unless otherwise required by applicable law, the trustees may approve a merger or sale of assets without shareholder approval.

Termination

The Trustees may, without shareholder vote, liquidate and terminate the Trust, or one of its series or classes.	The Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or a Fund, by a vote of a majority of the Trustees, terminate or liquidate any Fund or any class of Shares of any such Fund at any time.

Shareholder Liability

The Declaration provides that shareholders of a Fund are not personally liable for the obligations of the Fund and requires the Fund to indemnify a shareholder against any loss or expense claimed solely because of the shareholder’s being or having been a shareholder. The Fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder.	If any Shareholder shall be exposed to liability by reason of a claim or demand relating solely to his or her being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder shall be entitled to be held harmless from and indemnified out of the assets of the Trust or out of the assets of the applicable Series (as the case may be) against all loss and expense arising from such claim or demand.

Inspection Rights

Shareholders shall only have such right to inspect the records, documents, accounts and books of the Trust or any series or class thereof as may be granted from time to time by the Trustees in their sole discretion.	The Board of Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the shareholders; and no shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Board of Trustees or by resolution of the shareholders.

Involuntary Redemption by Trust

The Fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide the Fund with identification required by law, or if the Fund is unable to verify the information received from the shareholder. Additionally, shares of the Fund may be redeemed in connection with the closing of small accounts.	The Trustees may, without the vote or consent of the Shareholders, and subject to the 1940 Act, redeem Shares or take other action if a shareholder’s direct or indirect ownership of shares would disqualify any series of the Trust as a regulated investment company under the Internal Revenue Code.

Target Fund Trust	Acquiring Fund Trust
Derivative Actions

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to an Acquiring Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by no fewer than three unrelated shareholders must be made on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees of the Trust are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that, in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected Funds. The Trustees of the Trust have a period of 90 days, which may be extended for an additional period not to exceed 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the Trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the Trust’s independent Trustees determines that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not consistent with the standard of performance required of the Trustees in performing their duties. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand, if, in the judgment of the Trust’s independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees. The Declaration further provides that the Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay	There is no comparable provision in the Declaration. Section 3816 of the DBTA provides general rules for bringing a derivative action on behalf of shareholders of a Delaware statutory trust, including the information that must be included in the demand. In general, a shareholder of a Delaware statutory trust may bring a derivative action if the trustees with the authority to bring an action in the name of the trust have refused to do so or if an effort to cause such trustees to do so is not likely to succeed.

Target Fund Trust	Acquiring Fund Trust
shall be calculated using reasonable hourly rates. The Declaration further provides that no provision of the Declaration will be effective to require a waiver of compliance with any provision of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, or the 1940 Act, or of any valid rule, regulation or order of the Commission thereunder.

Amendments to Declaration

The Declaration generally may be amended by action of a majority of the Trustees without the vote of shareholders, but no amendment may be made to the Declaration that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or, employees of the Trust or that limits the rights to indemnification, advancement of expenses or insurance provided in the t Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.	The Board may amend the Declaration from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of the Trust as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of the Trust or the Fund, respectively.

Shares. When issued and paid for in accordance with the prospectuses, shares of the Target Funds and the Acquiring Funds are fully paid and nonassessable, having no preemptive or subscription rights. Each share of a Fund represents an equal interest in such Fund, although the fees and expenses relating to each class may vary. Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are authorized by its Board and declared by the Fund, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash or in additional Fund shares or in a combination thereof. In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Series and Classes. The Declarations of Trust of the Target Funds and the Acquiring Funds give broad authority to the Trustees to establish series and classes in addition to those currently established and to determine the rights and preferences, conversion rights, voting powers, restrictions, limitations, qualifications or terms or conditions of redemptions of the shares of the series and classes.

VOTING INFORMATION CONCERNING THE JOINT SPECIAL MEETINGS

This Joint Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board. This Joint Proxy Statement/Prospectus, along with the Notice of Special Meeting and a proxy card, are first being mailed to shareholders of each Target Fund on or about [ ] or as soon as practicable thereafter.

Required Vote

The affirmative vote of a majority of the outstanding voting securities of each Target Fund is required to approve the Reorganization Agreement with respect to that Fund’s reorganization, which under applicable law means the affirmative vote of the lesser of (a) 67% or more of the voting power of the shares of the Target Fund that are present at the Meeting or represented by proxy if holders of shares representing more than 50% of the voting power of the outstanding shares of the Target Fund are present or represented by proxy or (b) more than 50% of the voting power of shares of the Target Fund.

Each share (or fractional share) of a Target Fund outstanding as of the close of business on the Record Date (January 22, 2026) is entitled to a number of votes equal to the net asset value of that share (or fractional share) as of the Record Date. This is referred to as “dollar-weighted” voting.

Quorum

For each Fund, a quorum of the shareholders for the particular Fund is required in order to take any action for that Fund at the Fund’s Meeting. For each Fund, a quorum consists of 30% of the voting power of the outstanding shares of that Fund on the Record Date, entitled to vote and present in person or by proxy at the Meeting, based on each dollar of net asset value of the Fund represented by such shares.

Votes cast by proxy or in person at the Meeting will be tabulated by the inspectors of election appointed for the Meeting. The inspectors of election will determine whether or not a quorum is present at the Meeting.

Voting Information

The rights accompanying shares of each Target Fund are legally vested in the Variable Contracts offered by the separate accounts of Participating Insurance Companies. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the separate accounts in a manner consistent with voting instructions timely received from the holders of Variable Contracts. A signed proxy card or other authorization by a holder that does not specify how the holder’s shares should be voted on a proposal may be deemed an instruction to vote such shares in favor of the applicable proposal. Those persons who have a voting interest at the close of business on the Record Date will be entitled to submit instructions to their Participating Insurance Company. Each Participating Insurance Company will vote Target Fund shares held in separate accounts for which no timely instructions are received from the holders of Variable Contracts, as well as shares it owns, in the same proportion as those shares for which such Participating Insurance Company receives voting instructions. Because of this practice, a small number of holders of Variable Contracts could determine how a Participating Insurance Company votes with respect to a Target Fund, if other holders of Variable Contracts fail to vote.

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and “broker non-votes,” if any, will be treated as shares that are present for quorum purposes but which have not been voted. An “abstention” occurs when a shareholder has affirmatively designated to abstain from voting on the proposal. “Broker non-votes” are proxies from brokers or nominees indicating that such persons have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power. As described above, each Participating Insurance Company, as the shareholder of record of the Fund’s shares, generally is required to vote shares attributable to Variable Contracts as to which no voting instructions are received in proportion (for, against or abstain) to those for which timely instructions are received by the Participating Insurance Company. Therefore, the Fund does not anticipate receiving any broker non-votes. Shares deemed present but not voted will have the effect of a vote against approval of the Reorganization. As a result, shareholders are urged to sign and date their proxy card and forward their voting instructions promptly.

Shareholders may vote while attending the Meeting. However, you do not need to attend the Meeting to vote your shares. Instead, you may complete, sign and return the enclosed voting instruction card/proxy card or vote by telephone or through the Internet.

For Variable Contract Owners: Voting instruction forms that are properly signed, dated and received by the applicable Participating Insurance Company will be voted as specified. If you specify a vote on the proposal, your Participating Insurance Company will vote those shares attributable to your Variable Contract as you indicate. Any shares of a Fund for which signed voting instruction forms are received but without specified instructions will be voted FOR the proposal in accordance with the Board of Trustees’ recommendation. Any shares of a Fund for which no voting instructions are received generally will be voted by the Participating Insurance Company in proportion to those shares for which timely instructions are received. The effect of this proportional voting is that Variable Contract owners representing a small number of Fund shares may determine the outcome of the vote on the proposal. Variable Contract owners should contact their Participating Insurance Company for information about any applicable deadline for providing voting instructions to such Participating Insurance Company. Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company.

For Direct Owners (and not Variable Contract Owners): Proxy cards that are properly signed, dated and received at or prior to the Meeting will be voted as specified. If you specify a vote on the proposal, your proxy will be voted as you indicate. If you simply sign, date and return the proxy card, but do not specify a vote on the proposal, your proxy will be voted FOR the proposal in accordance with the Board of Trustees’ recommendation.

Please see Appendix E to this Joint Proxy Statement/Prospectus for instructions on how to sign your voting instruction card/proxy card.

If you are a Variable Contact owner, you may revoke your voting instructions by sending a written notice to the applicable Participating Insurance Company expressly revoking your instructions, by signing and forwarding to the Participating Insurance Company later-dated voting instructions, or otherwise giving notice of revocation at the Meeting. Variable Contract owners should contact their Participating Insurance Company for further information on how to revoke previously given voting instructions, including any applicable deadlines. Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company.

If you are a direct owner of Target Fund shares, you may revoke your proxy at any time before it is exercised by forwarding a written revocation or a later-dated proxy card to your Target Fund that is received by the Target Fund at or prior to the Meeting, or by attending and voting at the Meeting.

Broker/dealer firms holding shares of the Target Fund in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares with respect to approval of the Reorganization Agreement before the Meeting. The NYSE takes the position that a broker/dealer that is a member of the NYSE and that has not received instructions from a customer or client prior to the date specified in the broker/dealer firm’s request for voting instructions may not vote such customer’s or client’s shares with respect to approval of the Reorganization Agreement. A signed proxy card or other authorization by a beneficial owner of Target Fund shares that does not specify how the beneficial owner’s shares should be voted on the applicable proposals may be deemed an instruction to vote such shares in favor of the proposals.

If you hold shares of a Target Fund through a bank or other financial institution or intermediary (called a Service Agent) that has entered into a service agreement with the Target Fund or the distributor of the Target Fund, the service agent may be the record holder of your shares. At the Meeting, a Service Agent will vote shares for which it receives instructions from its customers in accordance with those instructions. A signed proxy card or other authorization by a shareholder that does not specify how the shareholder’s shares should be voted on the applicable proposals may be deemed an instruction to vote such shares in favor of the proposals. Depending on its policies, applicable law or contractual or other restrictions, a service agent may be permitted to vote shares with respect to which it has not received specific voting instructions from its customers. In those cases, the Service Agent may, but may not be required to, vote such shares in the same proportion as those shares for which the service agent has received voting instructions.

If you beneficially own shares that are held in “street name” through a broker/dealer or that are held of record by a Service Agent, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your broker/dealer or service agent specific instructions as to how you want your shares to be voted.

Satisfactory evidence of ownership of Fund shares will be required to vote at the Meeting. If you plan to attend the Meeting at the location specified in the notice, we request that you bring photographic identification and a copy of the proxy card included with this Proxy Statement.

Proxy Solicitation

The Board of Trustees of the Target Funds is making this proxy solicitation. FTFA and Lincoln Financial (or their respective affiliates), and not the Funds, will be responsible for the cost of preparing and mailing this Proxy Statement, the accompanying Notice of Special Meeting, the proxy card and any additional materials relating to the meeting, which is anticipated to total approximately $800,000.

EQ Fund Solutions, LLC has been engaged to assist in the solicitation of proxies from the Participating Insurance Companies at an anticipated cost of $225,000, including out of pocket expenses, which will be borne by FTFA and Lincoln Financial (or their respective affiliates), and not by the Funds. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. The Participating Insurance Companies may also engage their own solicitors (which may include the Solicitor) to solicit voting instructions from Variable Contract owners. Such costs, including the fees of a proxy soliciting agent, if any, will be borne by the Participating Insurance Company, although certain of their expenses may be reimbursed by FTFA and Lincoln Financial (or their respective affiliates).

The Target Funds expect that the solicitation will be primarily by mail, email, facsimile transmission (“fax”) or other electronic media, telephone or personal contacts. The Target Funds may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition, officers and employees of Franklin Templeton, Lincoln Financial or their respective affiliates, without extra compensation, may conduct additional solicitations by telephone, fax, email and personal interviews.

As the date of the Meeting approaches, certain Participating Insurance Companies or their Variable Contract owners may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.

Adjournments and Postponements

Each Fund’s Meeting may, by action of the chair of the Meeting and without any action by shareholders, be adjourned from time to time with respect to one or more matters to be considered at the Meeting, whether or not a quorum is present with respect to such matter. At the discretion of the chair, if a quorum is present with respect to a proposal to be considered at the Meeting, a vote may be taken on the proposal prior to such adjournment. Such vote will be considered final regardless of whether the Meeting is adjourned with respect to any other proposal. The Meeting for any Fund may be postponed prior to the Meeting.

In the event of any inconsistency between this proxy statement and the Funds’ governing documents or applicable law, the Funds’ governing documents and applicable law will control.

Future Shareholder Proposals

The Target Funds do not hold annual meetings of shareholders. A shareholder proposal intended to be presented at a future special meeting of shareholders of a Target Fund must be received at the offices of the Target Fund, One Madison Avenue, 17th Floor, New York, New York 10010, at a reasonable time before the Fund begins to print and mail its proxy materials. Timely submission of a proposal does not guarantee that such proposal will be included in a proxy statement.

Record Date and Outstanding Shares

Only shareholders of record of a Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponements or adjournments thereof.

For each Target Fund, the number of shares outstanding and entitled to vote at the Special Meeting as of the close of business on the Record Date are set forth in Appendix C to this Joint Proxy Statement/Prospectus.

Shareholder Information. Appendix D to this Joint Proxy Statement/Prospectus lists the name, address, and percent ownership of each person who, as of the Record Date, to the knowledge of a Target Fund, owned 5% or more of the outstanding shares of a share class of the Target Fund. To the knowledge of the Funds, as of the Record Date, less than 1% of the outstanding shares of each Target Fund were owned directly or beneficially in the aggregate by the Trustees and officers of each Target Fund.

OTHER BUSINESS

The Board does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting or any adjournment or postponement thereof, the persons named as proxies will vote thereon in accordance with their discretion.

ADDITIONAL INFORMATION

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy materials, information statements and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., located at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

THE BOARD RECOMMENDS THAT SHAREHOLDERS OF EACH TARGET FUND APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION FOR THE RESPECTIVE TARGET FUND AND ANY PROPERLY EXECUTED BUT UNMARKED VOTING INSTRUCTION/PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

TARGET FUND FINANCIAL HIGHLIGHTS

The financial highlights tables with respect to each Target Fund are intended to help you understand each Target Fund’s financial performance for the past five years, unless otherwise noted.

No information is presented for Class II shares of ClearBridge Variable Large Cap Value Portfolio because there were no Class II shares outstanding as of June 30, 2025. Class I shares and Class II shares are invested in the same portfolio of securities. The returns for Class II shares would be lower than those of Class I shares because Class II shares have higher expenses than Class I shares.

Certain information reflects financial results for a single fund share. Total return represents the rate that a shareholder would have earned (or lost) on a Target Fund share assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with a separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Except for the six months ended June 30, 2025, this information has been audited by the Target Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with the Target Funds’ audited financial statements for the fiscal year ended December 31, 2024, is available upon request by calling toll-free 877-6LM-FUND/656-3863 or via the following hyperlink: (https://www.sec.gov/ix?doc=/Archives/edgar/data/1176343/000113322825001384/lmvet-efp14327_ncsr.htm).

ClearBridge Variable Appreciation Portfolio - Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$63.91	$58.03	$50.29	$61.10	$51.55	$46.78
Income (loss) from operations:
Net investment income	0.20	0.46	0.54	0.56	0.42	0.47
Net realized and unrealized gain (loss)	4.24	12.88	9.30	(8.17)	11.72	6.31
Total income (loss) from operations	4.44	13.34	9.84	(7.61)	12.14	6.78
Less distributions from:
Net investment income	(0.01)	(0.51)	(0.54)	(0.58)	(0.37)	(0.50)
Net realized gains	(0.37)	(6.95)	(1.56)	(2.62)	(2.22)	(1.51)
Total distributions	(0.38)	(7.46)	(2.10)	(3.20)	(2.59)	(2.01)
Net asset value, end of period	$67.97	$63.91	$58.03	$50.29	$61.10	$51.55
Total return[3]	6.96%	22.65%	19.71%	(12.44)%	23.66%	14.78%
Net assets, end of period (millions)	$836	$828	$752	$679	$829	$673
Ratios to average net assets:
Gross expenses	0.71%[4]	0.70%	0.72%	0.72%	0.72%	0.74%
Net expenses[5,6]	0.70 [4]	0.70	0.72	0.72	0.72	0.74
Net investment income	0.62 [4]	0.71	0.99	1.04	0.72	1.02
Portfolio turnover rate	16%	17%	10%	9%	12%	13%

1	Per share amounts have been calculated using the average shares method.
2	For the six months ended June 30, 2025 (unaudited).
3

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4	Annualized.
5

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

6	Reflects fee waivers and/or expense reimbursements.

ClearBridge Variable Appreciation Portfolio - Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2025 [2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$63.41	$57.63	$49.97	$60.72	$51.26	$46.55
Income (loss) from operations:
Net investment income	0.12	0.30	0.40	0.39	0.27	0.35
Net realized and unrealized gain (loss)	4.19	12.78	9.22	(8.08)	11.64	6.27
Total income (loss) from operations	4.31	13.08	9.62	(7.69)	11.91	6.62
Less distributions from:
Net investment income	(0.01)	(0.35)	(0.40)	(0.44)	(0.23)	(0.40)
Net realized gains	(0.37)	(6.95)	(1.56)	(2.62)	(2.22)	(1.51)
Total distributions	(0.38)	(7.30)	(1.96)	(3.06)	(2.45)	(1.91)
Net asset value, end of period	$67.34	$63.41	$57.63	$49.97	$60.72	$51.26
Total return[3]	6.82%	22.37%	19.39%	(12.64)%	23.34%	14.48%
Net assets, end of period (millions)	$345	$323	$265	$221	$256	$191
Ratios to average net assets:
Gross expenses	0.96%[4]	0.95%	0.97%	0.97%	0.97%	0.99%
Net expenses[5,6]	0.95 [4]	0.95	0.97	0.97	0.97	0.99
Net investment income	0.37 [4]	0.46	0.74	0.73	0.47	0.76
Portfolio turnover rate	16%	17%	10%	9%	12%	13%

1	Per share amounts have been calculated using the average shares method.
2	For the six months ended June 30, 2025 (unaudited).
3

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4	Annualized.
5

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

6	Reflects fee waivers and/or expense reimbursements.

ClearBridge Variable Dividend Strategy Portfolio - Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.20	$20.44	$21.18	$25.62	$22.10	$21.00
Income (loss) from operations:
Net investment income	0.17	0.32	0.38	0.44	0.30	0.30
Net realized and unrealized gain (loss)	0.99	3.17	2.44	(2.54)	5.57	1.27
Total income (loss) from operations	1.16	3.49	2.82	(2.10)	5.87	1.57
Less distributions from:
Net investment income	(0.11)	(0.29)	(0.46)	(0.33)	(0.39)	(0.29)
Net realized gains	(0.63)	(2.44)	(3.10)	(2.01)	(1.96)	(0.18)
Total distributions	(0.74)	(2.73)	(3.56)	(2.34)	(2.35)	(0.47)
Net asset value, end of period	$21.62	$21.20	$20.44	$21.18	$25.62	$22.10
Total return[3]	5.53%	16.85%	14.20%	(8.10)%	26.80%	7.67%
Net assets, end of period (millions)	$115	$116	$110	$107	$122	$110
Ratios to average net assets:
Gross expenses	0.75%[4]	0.75%	0.75%	0.74%	0.75%	0.76%
Net expenses[5,6]	0.75 [4]	0.75	0.75	0.74	0.75	0.76
Net investment income	1.64 [4]	1.46	1.78	1.89	1.20	1.50
Portfolio turnover rate	13%	20%	16%	15%	10%	13%

1	Per share amounts have been calculated using the average shares method.
2	For the six months ended June 30, 2025 (unaudited).
3

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4	Annualized.
5

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

6	Reflects fee waivers and/or expense reimbursements.

ClearBridge Variable Dividend Strategy Portfolio - Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.33	$20.55	$21.28	$25.72	$22.18	$21.08
Income (loss) from operations:
Net investment income	0.16	0.29	0.35	0.40	0.26	0.27
Net realized and unrealized gain (loss)	0.99	3.19	2.45	(2.54)	5.59	1.27
Total income (loss) from operations	1.15	3.48	2.80	(2.14)	5.85	1.54
Less distributions from:
Net investment income	(0.11)	(0.26)	(0.43)	(0.29)	(0.35)	(0.26)
Net realized gains	(0.63)	(2.44)	(3.10)	(2.01)	(1.96)	(0.18)
Total distributions	(0.74)	(2.70)	(3.53)	(2.30)	(2.31)	(0.44)
Net asset value, end of period	$21.74	$21.33	$20.55	$21.28	$25.72	$22.18
Total return[3]	5.45%	16.69%	14.01%	(8.23)%	26.61%	7.50%
Net assets, end of period (millions)	$335	$332	$320	$306	$437	$374
Ratios to average net assets:
Gross expenses	1.00%[4]	1.00%	1.00%	0.99%	0.99%	1.01%
Net expenses[5,6]	0.90 [4]	0.90	0.90	0.89	0.89	0.91
Net investment income	1.49 [4]	1.31	1.63	1.72	1.06	1.35
Portfolio turnover rate	13%	20%	16%	15%	10%	13%

1	Per share amounts have been calculated using the average shares method.
2	For the six months ended June 30, 2025 (unaudited).
3

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4	Annualized.
5

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

6	Reflects fee waivers and/or expense reimbursements.

ClearBridge Variable Large Cap Growth Portfolio - Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$47.43	$38.67	$27.07	$43.22	$37.72	$29.99
Income (loss) from operations:
Net investment income (loss)	(0.01)	(0.01)	0.02	(0.02)	(0.07)	0.03
Net realized and unrealized gain (loss)	2.69	10.88	11.88	(13.92)	8.31	9.11
Total income (loss) from operations	2.68	10.87	11.90	(13.94)	8.24	9.14
Less distributions from:
Net investment income	—	—	—	—	—	(0.01)
Net realized gains	(0.44)	(2.11)	(0.30)	(2.21)	(2.74)	(1.40)
Total distributions	(0.44)	(2.11)	(0.30)	(2.21)	(2.74)	(1.41)
Net asset value, end of period	$49.67	$47.43	$38.67	$27.07	$43.22	$37.72
Total return[3]	5.68%	27.89%	44.02%	(32.24)%	21.94%	30.73%
Net assets, end of period (millions)	$176	$174	$152	$115	$189	$172
Ratios to average net assets:
Gross expenses	0.74%[4]	0.74%	0.75%	0.75%	0.75%	0.76%
Net expenses[5,6]	0.74 [4]	0.74	0.75	0.75	0.75	0.76
Net investment income (loss)	(0.06)[4]	(0.03)	0.06	(0.05)	(0.18)	0.08
Portfolio turnover rate	9%	14%	13%	21%	16%	25%

1	Per share amounts have been calculated using the average shares method.
2	For the six months ended June 30, 2025 (unaudited).
3

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4	Annualized.
5

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

6	Reflects fee waivers and/or expense reimbursements.

ClearBridge Variable Large Cap Growth Portfolio - Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$46.54	$38.07	$26.72	$42.81	$37.48	$29.88
Income (loss) from operations:
Net investment loss	(0.07)	(0.13)	(0.06)	(0.09)	(0.17)	(0.06)
Net realized and unrealized gain (loss)	2.64	10.71	11.71	(13.79)	8.24	9.07
Total income (loss) from operations	2.57	10.58	11.65	(13.88)	8.07	9.01
Less distributions from:
Net investment income	—	—	—	—	—	(0.01)
Net realized gains	(0.44)	(2.11)	(0.30)	(2.21)	(2.74)	(1.40)
Total distributions	(0.44)	(2.11)	(0.30)	(2.21)	(2.74)	(1.41)
Net asset value, end of period	$48.67	$46.54	$38.07	$26.72	$42.81	$37.48
Total return[3]	5.55%	27.56%	43.66%	(32.42)%	21.63%	30.41%
Net assets, end of period (millions)	$404	$379	$325	$214	$296	$262
Ratios to average net assets:
Gross expenses	0.99%[4]	0.99%	1.00%	1.00%	0.99%	1.01%
Net expenses[5,6]	0.99 [4]	0.99	1.00	1.00	0.99	1.01
Net investment loss	(0.31)[4]	(0.28)	(0.19)	(0.30)	(0.42)	(0.17)
Portfolio turnover rate	9%	14%	13%	21%	16%	25%

1	Per share amounts have been calculated using the average shares method.
2	For the six months ended June 30, 2025 (unaudited).
3

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4	Annualized.
5

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

6	Reflects fee waivers and/or expense reimbursements.

ClearBridge Variable Large Cap Value Portfolio - Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.50	$21.21	$20.15	$22.74	$19.84	$21.26
Income (loss) from operations:
Net investment income	0.12	0.25	0.27	0.26	0.24	0.28
Net realized and unrealized gain (loss)	0.29	1.54	2.68	(1.77)	4.90	0.76
Total income (loss) from operations	0.41	1.79	2.95	(1.51)	5.14	1.04
Less distributions from:
Net investment income	(0.00)[3]	(0.27)	(0.28)	(0.28)	(0.24)	(0.28)
Net realized gains	(0.80)	(3.23)	(1.61)	(0.80)	(2.00)	(2.18)
Total distributions	(0.80)	(3.50)	(1.89)	(1.08)	(2.24)	(2.46)
Net asset value, end of period	$19.11	$19.50	$21.21	$20.15	$22.74	$19.84
Total return[4]	2.17%	8.08%	15.09%	(6.43)%	26.21%	5.25%
Net assets, end of period (millions)	$264	$271	$285	$277	$323	$275
Ratios to average net assets:
Gross expenses	0.72%[5]	0.72%	0.72%	0.71%	0.71%	0.73%
Net expenses[6,7]	0.72 [5]	0.72	0.72	0.71	0.71	0.73
Net investment income	1.26 [5]	1.16	1.31	1.25	1.04	1.46
Portfolio turnover rate	8%	17%	23%	9%	16%	25%

1	Per share amounts have been calculated using the average shares method.
2	For the six months ended June 30, 2025 (unaudited).
3	Amount represents less than $0.005 or greater than $(0.005) per share.
4

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

5	Annualized.
6

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

7	Reflects fee waivers and/or expense reimbursements.

ACQUIRING FUND FINANCIAL HIGHLIGHTS

No financial highlights are provided for the Acquiring Funds, because the Acquiring Funds are newly organized and have not yet offered shares. For financial statement purposes, the Target Fund will be the accounting survivor of each Reorganization. As the accounting survivor, the operating history of each Target Fund will be used for the corresponding Acquiring Fund’s financial reporting purposes as of the consummation of the Reorganizations.

APPENDIX A:

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [____] day of [______], [20__] by and among Lincoln Variable Insurance Products Trust, a Delaware statutory trust (the “Acquiring Trust”), with its principal place of business at 1301 South Harrison Street, Fort Wayne, Indiana 46802, on behalf of its series [______] Fund (the “Acquiring Fund” or a “Fund”), and Legg Mason Partners Variable Equity Trust, a Maryland statutory trust (the “Target Trust”), with its principal place of business at One Madison Avenue, 17th Floor, New York, New York 10010, on behalf of its series [______] Fund (the “Target Fund” or a “Fund”), solely for purposes of paragraphs 10.2, 11.1 and 11.2 hereof, Lincoln Financial Investments Corporation (“Lincoln”), and solely for purposes of paragraphs 10.2 hereof, Franklin Templeton Fund Adviser, LLC (“Target Fund Manager”).

WHEREAS, Acquiring Fund is a series of the Acquiring Trust, an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, Target Fund is a series of the Target Trust, an open-end management investment company registered pursuant to the 1940 Act;

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transactions contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitutes a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, the reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) of the classes corresponding to the classes of outstanding shares of beneficial interest of the Target Fund (the “Target Fund Shares”), as described herein, and the assumption by the Acquiring Fund of all liabilities of the Target Fund, and (2) the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund in complete liquidation of the Target Fund and the termination of the Target Fund as a series of the Target Trust, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Target Fund currently owns securities and other assets that are generally assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of the Acquiring Trust (the “Acquiring Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Trust, has determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board of Trustees of the Target Trust (the “Target Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) of the Target Trust, has determined, with respect to the Target Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund is in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization; and

WHEREAS, in this Agreement, any references to a Fund taking action shall mean and include all necessary actions of the Acquiring Trust or Target Trust, as applicable, on behalf of the Fund, unless the context of this Agreement or the 1940 Act requires otherwise;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE TARGET FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, ASSUMPTION OF ALL TARGET FUND LIABILITIES AND TERMINATION OF THE TARGET FUND

1.1 (a) Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Target Trust, on behalf of the Target Fund, agrees to sell, assign, convey, transfer and deliver all of the Target Fund’s Assets, as defined and set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, agrees in exchange therefor: (i) to deliver to the Target Fund the number, determined in accordance with paragraph 2.3, of full and fractional Acquiring Fund Shares of each class corresponding to a class of Target Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of the Target Fund’s net assets attributable to that class of Target Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (ii) to assume all of the Target Fund’s Liabilities (as defined and set forth in paragraph 1.2). Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). For purposes of this Agreement, the classes of shares of the Target Fund Shares shall correspond to the classes of shares of the Acquiring Fund Shares as set forth below:

Target Fund	Acquiring Fund
Class I Shares	Standard Class Shares
Class II Shares	Service Class Shares

1.2 The property and assets of the Target Trust attributable to the Target Fund to be sold, assigned, conveyed, transferred and delivered to and acquired by the Acquiring Trust, on behalf of the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Target Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, that the Target Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Acquiring Trust, on behalf of the Acquiring Fund, shall assume all of the liabilities and obligations of the Target Fund, whether accrued or contingent, known or unknown, including trustee indemnification obligations under the Target Fund’s Declaration Of Trust and obligations under trustee indemnification agreements, existing at the Valuation Date except for (a) obligations of the Target Fund arising under this Agreement and (b) all expenses borne by any person or entity other than the Target Fund pursuant to paragraph 10.2 (such assumed liabilities and obligations, collectively, “Liabilities”). The Target Fund will sell, assign, convey, transfer and deliver to the Acquiring Trust, on behalf of the Acquiring Fund, any rights, payments, stock dividends, or other securities received by the Target Fund after the Closing Date as payments, stock dividends or other distributions on or with respect to the Assets transferred, which rights, payments, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Trust, on behalf of the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the Assets acquired by the Acquiring Trust on behalf of the Acquiring Fund.

1.3 (a) At least ten business days prior to the Valuation Date, the Target Fund will provide the Acquiring Fund with a schedule of the securities and other assets and Liabilities of the Target Fund. Prior to the execution of this Agreement, the Acquiring Fund has provided the Target Fund with a copy of its current investment objective, investment policies, principal investment strategies, and restrictions and will provide the Target Fund with a written notice of any changes thereto through the Valuation Date. The Target Fund reserves the right to sell any of the securities or other assets shown on the schedule it provides to the Acquiring Fund pursuant to this paragraph 1.3(a) in the ordinary course, including as necessary to meet distribution and redemption requirements prior to the Valuation Time but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund may purchase in accordance with its stated investment objective and policies.

(b) At least five business days prior to the Valuation Date, the Acquiring Fund will advise the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule provided pursuant to paragraph 1.3(a) which the Acquiring Fund would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable Law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Target Fund’s own investment objectives and policies and Target Fund Manager’s fiduciary duties, dispose of such investments prior to the Valuation Date.

1.4 The Target Fund will make reasonable efforts to discharge all of its known Liabilities prior to the Valuation Date. If prior to the Closing either party identifies a liability that the parties mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the Liabilities to be assumed by the Acquiring Fund and shall be listed on a “Schedule of Excluded Liabilities” to be signed by the parties at the Closing.

1.5 On or as soon as practicable prior to the Closing Date, the Target Fund will have declared and paid pay to its shareholders of record one or more dividends so that it will have distributed substantially all of the sum of (i) its investment company taxable income as defined in the Code (computed without regard to any deduction for dividends paid) and (ii) the excess of its investment income excludible from gross income under Section 103 of the Code, if any, over its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), in each case for all tax periods ending before the Closing Date, such that the Target Fund would have no tax liability under Section 852 or Section 4982 of the Code, other than under Section 852(b)(3), for any tax periods that have ended before the Closing Date.

1.6 Immediately following the actions contemplated by paragraph 1.1, the Target Trust shall take such actions as may be necessary or appropriate to complete the liquidation of the Target Fund. To complete the liquidation, the Target Trust, on behalf of the Target Fund, shall (a) on the Closing Date, distribute to the shareholders of record with respect to each class of the Target Fund Shares as of the Closing Date (“Target Fund Shareholders”), on a pro rata basis within that share class, the Acquiring Fund Shares of the corresponding class received by the Target Trust, on behalf of the Target Fund, pursuant to paragraph 1.1, (b) on the Closing Date, cancel the shares of the Target Fund and (c) terminate the Target Fund as a series of the Target Trust in accordance with Maryland law. Such distribution and cancellation shall be accomplished, with respect to each class of the Target Fund Shares, by the transfer on the Closing Date of the corresponding class of Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares of each class to be so credited to each Target Fund Shareholder holding Target Fund Shares of the corresponding class shall be equal to the aggregate net asset value of the Target Fund Shares of that class owned by that Target Fund Shareholder on the Closing Date. All issued and outstanding Target Fund Shares will be cancelled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.7 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent for the credit of the respective accounts of the Target Fund Shareholders.

1.8 Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns for taxable years ending prior to the Closing Date, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and, for any taxable year ending prior to the Closing Date, any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Trust, on behalf of the Target Fund. The Target Trust shall take all reasonable steps to the extent necessary or desirable for these responsibilities to be discharged.

2. VALUATION

2.1 The value of the Assets and the amount of the Liabilities shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the Target Fund and after the declaration and payment of any dividends and/or other distributions by the Target Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Acquired Board. All computations of value and amounts shall be made by The Bank of New York Mellon, in its capacity as accounting agent for the Acquired Fund in accordance with the valuation procedures of the Acquired Trust established by the Acquired Board.

2.2. The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures established by the Acquiring Board. All computations of value shall be made by State Street Bank and Trust Company, in its capacity as accounting agent for the Acquiring Fund in accordance with the valuation procedures of the Acquiring Trust established by the Acquiring Board.

2.3. The number of full and fractional shares of each class of Acquiring Fund Shares to be issued in exchange for the Assets shall be determined by dividing the value of the net assets with respect to the corresponding class of Target Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of that class of Acquiring Fund Shares, determined using the same valuation procedures referred to in paragraph 2.2.

3. CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be April 24, 2026, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time or such later time on that date as the Target Fund’s net asset value is calculated in accordance with paragraph 2.1 and after the declaration and payment of any dividends. The Closing shall take place remotely by means of an electronic exchange of documents and signatures, or shall be held at such place as the parties may agree.

3.2 The Target Trust, on behalf of the Target Fund, shall instruct its custodian, The Bank of New York Mellon (the “Target Fund Custodian”), to deliver to the Acquiring Trust, on behalf of the Acquiring Fund, at the Closing a certificate of an authorized officer stating that the Assets of the Target Fund have been delivered in proper form to the Acquiring Fund on the Closing Date. The custodian of the Acquiring Fund, State Street Bank and Trust Company, shall deliver to Acquiring Trust, on behalf of the Acquiring Fund, at Closing a certificate of an authorized officer stating that the Assets of the Target Fund have been received by the Acquiring Fund in proper form.

3.3 The Target Trust shall direct its transfer agent, Franklin Templeton Investor Services, LLC (the “Transfer Agent”), to deliver to the Acquiring Trust at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Target Fund Shareholder and the number and percentage ownership of the outstanding class of Target Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Target Trust, on behalf of the Target Fund, a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.6 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Target Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.6. At the Closing, each Fund shall deliver to the other Fund such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other Fund or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund is impracticable (in the judgment of the Acquiring Board or the Target Board), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored, or such other date as the parties may agree.

4. REPRESENTATIONS AND WARRANTIES

4.1 The Target Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Target Fund is duly established as a series of the Target Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under its Declaration of Trust, as amended or supplemented (the “Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Target Trust is duly qualified to do business as a foreign entity in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Target Trust. The Target Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.1(c).

(b) The Target Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Target Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect and the Target Fund is in compliance in all material respects with the 1940 Act and 1933 Act and rules and regulations under each.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Target Fund (true and correct copies of which have been delivered to the Acquiring Fund) and each prospectus and statement of additional information of the Target Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Target Trust, on behalf of the Target Fund, will have good title to the Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Trust, on behalf of the Acquiring Fund, will acquire good title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Target Trust, on behalf of the Target Fund, will not result, in a material violation of Maryland law or of the Charter or the bylaws, as amended, of the Target Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Trust, on behalf of the Target Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Target Trust, on behalf of the Target Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment or decree to which the Target Trust, on behalf of the Target Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Target Fund (other than this Agreement and contracts or other commitments entered into in order to effect the transactions contemplated by this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, and those contracts listed in Schedule 4.1(g)) will terminate without liability to the Target Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1(g) is a valid, binding and enforceable obligation of the Target Fund and, to the Target Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Target Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Target Fund or the imposition of any penalty thereunder.

(h) The Target Fund complies in all material respects with the requirements of, and the rules and regulations under, the 1940 Act, the 1933 Act, the 1934 Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. The Target Fund complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Target Trust with respect to the Target Fund. All advertising and sales material used by the Target Fund comply in all material respects with the applicable requirements of the 1933 Act, the 1940 Act, the rules and regulations of the Commission promulgated thereunder, and, to the extent applicable, the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) and any applicable state regulatory authority.

(i) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Target Trust’s knowledge, threatened against the Target Trust, with respect to the Target Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Target Fund’s business. The Target Trust, on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Target Fund’s business or the Target Trust’s ability to consummate the transactions herein contemplated on behalf of the Target Fund.

(j) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Target Fund as of the last day of and for the most recently completed fiscal year of the Target Fund prior to the date of this Agreement have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Target Trust) present fairly, in all material respects, the financial condition of the Target Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of any such date that are not disclosed therein. To the extent applicable, the Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Target Fund as of the last day of and for the most recently completed fiscal half year of the Target Fund following the date of the most recently completed audited annual statements referenced above are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund, and all known contingent, accrued or other liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date are disclosed therein.

(k) Since the last day of the most recently completed fiscal year of the Target Fund prior to the date of this Agreement, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (k), a decline in net asset value per share of Target Fund Shares due to declines in market values of securities held by the Target Fund, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by shareholders of the Target Fund shall not constitute a material adverse change.

(l) On the Closing Date, all federal and other tax returns, and other tax-related forms and reports of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Target Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. The Target Fund is in compliance in all material respects with all applicable provisions of the Code and all applicable Treasury regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders and redemption of shares, and is not liable for any material penalties that could be imposed thereunder.

(m) The Target Fund is a separate series of the Target Trust and is treated as a corporation separate from any and all other series of the Target Trust under Section 851(g) of the Code. For each taxable year of its operation, the Target Fund has met (or, for the taxable year that includes the Closing Date, subject to the accuracy of the representations and warranties in paragraph 4.2(h), expects to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, has been (or, for the taxable year that includes the Closing Date, subject to the accuracy of the representations and warranties in paragraph 4.2(h), expects to be) eligible to compute and has computed (or, for the taxable year that includes the Closing Date, subject to the accuracy of the representations and warranties in paragraph 4.2(h), expects to compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have declared and paid dividends sufficient to distribute substantially all of (a) the sum of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code), and (b) any other amounts as necessary, in each case for all tax periods ending on or before the Closing Date, as dividends qualifying for the dividends-paid deduction under Section 562 of the Code, such that the Target Fund will have no tax liability under Section 852 of the Code for any tax period ending on or before the Closing Date. The Target Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. The Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as a funding vehicle for insurance company separate accounts funding variable life insurance or annuity contracts, has satisfied the diversification requirements of Section 817(h) of the Code and the Treasury Regulations thereunder as though such requirements applied to the Target Fund and will continue to satisfy such requirements for the period beginning on the first day of its current taxable year and ending on the Closing Date. At all relevant times on or before the Closing Date, the Target Fund has been or will be an investment company to which Treasury Regulations Section 1.817-5(f) applies.

(n) All issued and outstanding Target Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Target Trust, have been offered and sold in any state or territory (including, without limitation, the District of Columbia) in which they have been offered or sold, in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares.

(o) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Target Board, on behalf of the Target Fund, and this Agreement constitutes a valid and binding obligation of the Target Trust, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p) The information regarding the Target Fund and its shares that has been furnished to the Acquiring Trust by the Target Trust for inclusion in the combined proxy statement and prospectus (“Proxy Statement”) comprising part of the Registration Statement (as defined in paragraph 5.6), from the effective date of the Registration Statement through the date of the meeting of shareholders of the Target Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Trust for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Target Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), as may be prepared in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(q) The Target Trust, on behalf of the Target Fund, has satisfied all applicable provisions of Rule 17a-8 under the 1940 Act with respected to the transactions contemplated hereby.

4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a) The Acquiring Fund is duly established as a series of the Acquiring Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with the power under its Declaration of Trust, as amended or supplemented (the “Declaration”) to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquiring Trust is duly qualified to do business as a foreign entity in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Trust. The Acquiring Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.2(c).

(b) The Acquiring Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The Acquiring Trust’s registration statement on Form N-1A with respect to the Acquiring Fund that will be in effect on the Closing Date (true and correct copies of which have been delivered to the Target Fund) will conform at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they are made, not materially misleading.

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, will not result, in a material violation of Delaware law or the Declaration or the bylaws, as amended, of the Acquiring Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f) The Acquiring Fund currently complies in all material respects with, and since the time of its formation has complied in all material respects with, the requirements of, and the rules and regulations under, the 1940 Act, the 1933 Act, the 1934 Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since the time of its formation has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust with respect to the Acquiring Fund. All advertising and sales material used by the Acquiring Fund comply in all material respects with, and since the time of the Acquiring Fund’s formation have complied in all material respects with, the applicable requirements of the 1933 Act, the 1940 Act, the rules and regulations of the Commission promulgated thereunder, and, to the extent applicable, the Conduct Rules of FINRA and any applicable state regulatory authority.

(g) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquiring Trust’s knowledge, threatened against the Acquiring Trust, with respect to the Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Fund’s business. The Acquiring Trust, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or the Acquiring Trust’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.

(h) Subject to the accuracy of the representations and warranties in paragraph 4.1(m), for the taxable year that includes the Closing Date, Acquiring Trust expects that the Acquiring Fund will meet the requirements of Chapter 1, Part I of Subchapter M of the Code for qualification as a regulated investment company and will be eligible to, and will, compute its federal income tax under Section 852 of the Code. After the Closing, the Acquiring Fund will be a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund, subject to the accuracy of the representations and warranties in paragraph 4.1(m), will satisfy the diversification requirements of Section 817(h) of the Code and the Treasury Regulations thereunder as though such requirements applied to the Acquiring Fund from and after the Closing Date. At all relevant times from and after the Closing Date, the Acquiring Fund will be an investment company to which Treasury Regulations Section 1.817-5(f) applies.

(i) There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor (which shall be the investment advisor of the Acquiring Fund or an affiliate thereof) to vote on the investment advisory and sub-advisory contracts, distribution and service plan under Rule 12b-1 of the 1940 Act, this Agreement and other agreements and plans as may be required by the 1940 Act and to take whatever action it may be required to take as the Acquiring Fund’s sole shareholders. The Initial Shares have been or will be redeemed by the Acquiring Fund prior to the Closing for the price at which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest bearing account.

(j) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Trust and will have been offered and sold in any state or territory (including, without limitation, the District of Columbia) in which they have been offered or sold, in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Target Trust, for the account of the Target Fund Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Target Trust.

(k) The Acquiring Fund is, and will be at the time of Closing, a newly created series without assets (other than the seed capital provided in exchange for Initial Shares) and without liabilities, created for the purpose of acquiring the assets and assuming the liabilities of the Acquired Fund, and, prior to the Closing, will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations).

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Proxy Statement to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Target Fund and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Target Trust for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), as may be prepared in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Acquiring Trust, on behalf of the Acquiring Fund, has satisfied all applicable provisions of Rule 17a-8 under the 1940 Act with respect to the transactions contemplated hereby.

5. COVENANTS

The Target Trust, on behalf of the Target Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, hereby further covenant as follows:

5.1 The Target Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Target Trust will call and hold a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. As soon as reasonably practicable after the Closing, the Target Trust shall (a) distribute to the Target Fund Shareholders, on a pro rata basis within each share class, the corresponding class of Acquiring Fund Shares received by the Target Trust, on behalf of the Target Fund, pursuant to paragraph 1.1 in cancellation of Target Fund Shares in accordance with Maryland law and (b) terminate the Target Fund as a series of the Target Trust as described in paragraph 1.6.

5.3 The Acquiring Fund Shares to be acquired by the Target Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Target Trust, on behalf of the Target Fund, will assist in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.5 Subject to the provisions of this Agreement, the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 The Acquiring Trust, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Target Trust, on behalf of the Target Fund, will provide to the Acquiring Fund such information regarding the Target Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7 The Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, will each use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Target Trust, on behalf of the Target Fund, will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (i) the Target Trust’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (ii) the Acquiring Trust’s title to and possession of all the Assets, and to otherwise carry out the intent and purpose of this Agreement.

5.9 The Acquiring Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain such approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10 The Acquiring Trust shall not change the Declaration or the Acquiring Fund’s prospectus or statement of additional information so as to restrict permitted investments for the Acquiring Fund, except as required by the Commission prior to the Closing.

5.11 The Acquiring Fund and the Target Fund intend that the Reorganization will qualify as a reorganization described in Section 368(a)(1)(F) of the Code. Neither the Acquiring Fund nor the Target Fund shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization described in Section 368(a)(1)(F) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF TARGET TRUST, ON BEHALF OF THE TARGET FUND

The obligations of the Target Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Trust’s election, to the following conditions:

6.1 All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as the Target Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Trust’s assumption of all of the Liabilities, and to otherwise carry out the intent and purpose of this Agreement.

6.4 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Target Fund a certificate executed in the name of the Acquiring Trust, on behalf of the Acquiring Fund, by the Acquiring Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Target Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Target Fund shall reasonably request.

6.5 The Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Trust’s election, to the following conditions:

7.1 All representations and warranties of the Target Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Target Trust, on behalf of the Target Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Trust, on behalf of the Target Fund, on or before the Closing Date.

7.3 The Target Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a Statement of Assets and Liabilities of the Target Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Target Trust on behalf of the Target Fund. The Target Trust, on behalf of the Target Fund, shall have executed and delivered all such assignments and other instruments of transfer, including transfer instructions to the Target Fund Custodian, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise carry out the intent and purpose of this Agreement. The Target Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a certificate of an authorized officer stating that all necessary taxes in connection with the delivery of the Assets of the Target Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

7.4 The Target Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Target Trust, on behalf of the Target Fund, by the Target Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Fund shall reasonably request.

7.5 The Target Trust, on behalf of the Target Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET TRUST AND ACQUIRING TRUST

If any of the conditions set forth in paragraph 8.1 have not been satisfied on or before the Closing Date, the Reorganization contemplated by this Agreement shall not be consummated. If any of the other conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the other party to this Agreement, on behalf of the Target Fund or the Acquiring Fund, as applicable, shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund, in accordance with the provisions of the 1940 Act and the Charter, the bylaws, as amended, of the Target Trust, as applicable, and certified copies of the report of the inspector of elections evidencing such approval, if any such approval is required, shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Trust nor the Acquiring Trust may waive the condition set forth in this paragraph 8.1.

8.2 On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Target Trust, with respect to the Target Fund, or the Acquiring Trust, with respect to the Acquiring Fund, from completing the transactions contemplated by this Agreement.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Target Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.5 The parties shall have received one or more opinions of Dechert LLP, dated on or before the Closing Date, substantially to the effect that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for United States federal income tax purposes with respect to contract owners whose contract values are determined by investment in shares of the Acquired Fund (the “Tax Opinions”). For purposes of rendering the Tax Opinions, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement/prospectus and statement of additional information included in the registration statement filed on Form N-14 by Lincoln Variable Insurance Products Trust under the 1933 Act with respect to the Reorganization, as well as upon such other written representations verified as of the Closing Date. Notwithstanding anything herein to the contrary, no party hereto may waive the condition set forth in this paragraph 8.5.

8.6 The Acquiring Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquiring Trust, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Target Trust, on behalf of the Target Fund, and its authorized officers: (a) the Target Trust is a statutory trust validly existing under the laws of the State of Maryland; (b) the Target Trust, with respect to the Target Fund, has the power as a statutory trust to conduct the business of an open-end management investment company as set forth in the Charter; (c) this Agreement has been duly authorized, executed and, assuming delivery by the Target Trust, on behalf of the Target Fund, this Agreement constitutes a valid and legally binding obligation of the Target Trust, on behalf of the Target Fund, enforceable against the Target Trust in accordance with its terms, subject to applicable bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles (whether in a proceeding under equity or at law); provided that Morgan, Lewis & Bockius LLP shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable federal or state securities laws or as a matter of public policy; (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement will not, violate the Charter or the bylaws, as amended, of the Target Trust; (e) to the knowledge of Morgan, Lewis & Bockius LLP, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by the Target Trust, on behalf of the Target Fund, under the federal laws of the United States or the laws of the State of Maryland for the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement have been obtained or made, except such as may be required under state securities or blue sky laws as to which Morgan, Lewis & Bockius LLP need express no opinion; (f) to the knowledge of Morgan, Lewis & Bockius LLP, and without any independent investigation, other than as previously communicated to the Acquiring Trust pursuant to paragraph 4.1 of this Agreement, the Target Fund is not subject to any litigation or administrative proceeding that could reasonably be expected to have a materially adverse effect on the operations of the Target Fund; and (g) the Target Trust is registered as an open-end management investment company with the Commission and the Target Fund is not subject to any stop order. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein. Such opinion may state that it is solely for the benefit of the Acquiring Trust and the Acquiring Board. With respect to all matters of Maryland law, Morgan, Lewis & Bockius LLP shall be entitled to state that, with the approval of the Acquiring Trust, they have relied on the opinion of Venable LLP and the opinion of Morgan, Lewis & Bockius LLP is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable LLP.

8.7 The Target Trust, on behalf of the Target Fund, shall have received on the Closing Date an opinion of Dechert, LLP, in a form reasonably satisfactory to the Target Trust, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Trust, on behalf of the Acquiring Fund and its authorized officers: (a) the Acquiring Trust is a statutory trust validly existing under the laws of the State of Delaware; (b) the Acquiring Trust, with respect to the Acquiring Fund, has the power as a statutory trust to conduct the business of an open-end management investment company as set forth in the Declaration; (c) this Agreement has been duly authorized, executed and, assuming delivery by the Acquiring Trust, on behalf of the Acquiring Fund, this Agreement constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable against the Acquiring Trust in accordance with its terms, subject to the effect of applicable bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium and other laws affecting the rights and remedies of creditors or secured parties generally and to general equity principles (whether in a proceeding under equity or at law); provided that Dechert, LLP shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses that may be limited by any applicable federal or state securities laws or as a matter of public policy; (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Declaration or the bylaws, as amended, of the Acquiring Trust; (e) to the knowledge of Dechert, LLP, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by the Acquiring Trust, on behalf of the Acquiring Fund, under the federal laws of the United States or the laws of the State of Delaware with respect to the issuance of the Acquiring Fund Shares, the receipt of the Assets and the assumption of the Liabilities pursuant to this Agreement have been obtained or made, except such as may be required under state securities or blue sky laws, as to which Dechert, LLP need express no opinion; (f) to the knowledge of Dechert, LLP, and without any independent investigation, other than as previously communicated to the Target Trust pursuant to paragraph 4.2 of this Agreement, the Acquiring Fund is not subject to any litigation or administrative proceeding that could reasonably be expected to have a materially adverse effect on the operations of the Acquiring Fund; and (g) the Acquiring Trust is registered as an open-end management investment company with the Commission and the Acquiring Fund is not subject to any stop order. Such opinion may contain such assumptions and limitations as shall be in the opinion of Dechert LLP appropriate to render the opinions expressed therein. Such opinion may state that it is solely for the benefit of the Target Trust and the Target Board.

8.8 The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in the Declaration or in the Acquiring Fund’s investment restrictions in effect on the Closing Date, may not properly acquire.

9. INDEMNIFICATION

9.1 The Acquiring Trust, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the members of the Target Board and the Target Trust’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Trust and those members of the Target Board and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Trust, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Trust or the members of the Acquiring Board or the Acquiring Trust’s officers prior to the Closing Date, in each case on behalf of the Acquiring Fund, provided that such indemnification by the Acquiring Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Target Trust, out of the Target Fund’s assets and property (including any amounts paid to the Target Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the members of the Acquiring Board and the Acquiring Trust’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Trust and those members of the Acquiring Board and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Target Trust, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Target Trust or the members of the Target Board or the Target Trust’s officers prior to the Closing Date, in each case on behalf of the Target Fund, provided that such indemnification by the Target Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10. BROKER FEES AND EXPENSES

10.1 The Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 Lincoln will pay all of the direct and indirect expenses and the out-of-pocket costs and expenses of the Reorganization incurred by the Acquiring Fund. Target Fund Manager will pay all of the direct and indirect expenses and the out-of-pocket costs and expenses of the Reorganization incurred by the Target Fund (including the cost of printing and mailing the Proxy Statement, accompanying notice of special meeting and proxy card, along with postage and proxy solicitation costs). Notwithstanding any of the foregoing, (a) expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person or entity of such expenses would result in a Fund’s failure to qualify for treatment as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code and (b) if any expenses of the Target Fund are to be paid or assumed by a person or entity other than the Target Fund, such person or entity shall pay or assume only those expenses of the Target Fund that are solely and directly related to the Reorganization and will do so only in accordance with the guidelines established in Revenue Rule 73-54, 1973-1 C.B. 187.

11. SECTION 15(f) OF THE 1940 ACT

11.1 Lincoln acknowledges that the Target Trust, on behalf of the Target Fund, and the Target Fund Manager have entered into this Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act. In furtherance of the foregoing, Lincoln shall use, and shall use its best efforts to ensure that its affiliates use, reasonable best efforts after the Effective Time to conduct their respective businesses in a manner intended to enable the following to be true regarding Section 15(f) of the 1940 Act: (a) for a period of not less than three (3) years after the Closing Date, no more than 25% of the members of the Acquiring Board shall be “interested persons” (as defined in the 1940 Act) of Lincoln, the Target Fund Manager or any of their respective affiliates, and (b) for a period of not less than two (2) years after the Closing Date, neither Lincoln nor any of its affiliates shall impose an “unfair burden” (within the meaning of Section 15 of the 1940 Act, as interpreted from time to time by the Commission or its staff) on the Acquiring Fund as a result of the transactions contemplated by this Agreement or any express or implied terms, conditions or understandings applicable thereto.

11.2 For a period of three (3) years after the Closing Date, Lincoln shall not engage, and shall use its best efforts to ensure that its affiliates do not engage, in any transaction that would constitute an “assignment” (as that term is defined under applicable provisions of the 1940 Act, as interpreted from time to time by the Commission or its staff) to a third party of any contract pursuant to which Lincoln or any such affiliate serves as an investment adviser or subadviser to the Acquiring Fund, without first using reasonable best efforts to obtain from the counterparty to such transaction covenants that are in all material respects comparable to those contained in this Section 11.

12. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

12.1 The Target Trust and Acquiring Trust each agree that it has not made any representation, warranty or covenant, on behalf of either the Target Fund or Acquiring Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2 The covenants to be performed after the Closing by both the Target Trust and Acquiring Trust, and the obligations of the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

13. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date without penalty to either Fund by resolution of the Acquiring Board or Target Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Target Fund. Any such termination resolution will be effective when communicated to the other party. The obligations of each of Lincoln and Target Fund Manager set forth in paragraph 10.2 shall survive termination of this Agreement. The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, in Article 9, also shall survive the termination of this Agreement.

14. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Target Trust and Acquiring Trust; provided, however, that following the meeting of the shareholders of the Target Fund called by the Target Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Target Trust or the Acquiring Trust at its address set forth in the preamble to this Agreement, to the attention of its President.

16. HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of Delaware.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5 Consistent with the Declaration, the obligations of the Acquiring Trust with respect to the Acquiring Fund, entered into in the name or on behalf of the Acquiring Trust by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Acquiring Trust’s Trustees, officers, employees, agents or shareholders of the Acquiring Trust, personally, but bind only the assets of the Acquiring Trust belonging to the Acquiring Fund, and all persons dealing with any series or funds of the Acquiring Trust must look solely to the assets of the

Acquiring Trust belonging to such series or fund for the enforcement of any claims against the Acquiring Trust.

16.6 Consistent with the Charter, the obligations of the Target Trust with respect to the Target Fund, entered into in the name or on behalf of the Target Trust by any of its Trustees, officers, employees or agents are not made individually, but in such capacities, and are binding only upon the assets and property of the Target Trust belonging to the Target Fund, and all persons having any claim against any series or funds of the Target Trust must look solely to the assets of the Target Trust belonging to the Target Fund for payment of any claims against the Target Trust.

[Remainder of page intentionally left blank.]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST,

on behalf of its series

By:

Name:

Title:

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST,

on behalf of its series

By:

Name:

Title:

Solely for purposes of paragraphs 10.2, 11.1 and 11.2 of the Agreement:

LINCOLN FINANCIAL INVESTMENTS CORPORATION

By:

Name:

Title:

Solely for purposes of paragraph 10.2 of the Agreement:

FRANKLIN TEMPLETON FUND ADVISER, LLC

By:

Name:

Title:

SCHEDULE 4.1(g)

[None.]

APPENDIX B:

COMPARISON OF FUNDAMENTAL INVESTMENT POLICIES AND DIVERSIFICATION POLICIES

Each Target Fund and each Acquiring Fund has adopted certain fundamental policies which may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. Under the 1940 Act, the vote of a majority of the outstanding voting securities means the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund represented at the meeting, if at least 50% of all outstanding shares of the Fund are represented at the meeting, or (ii) 50% or more of the outstanding shares of a Fund entitled to vote at the meeting. Unless otherwise stated, all policies and limitations of the Funds other than the fundamental policies described below are non-fundamental and can be changed by the Fund’s Board without shareholder approval.

The following table includes descriptions of the fundamental investment policies for each Target Fund and the fundamental investment policies for each corresponding Acquiring Fund. The fundamental investment policies of the Target Funds and corresponding Acquiring Funds are substantially similar, although their descriptions differ. The Funds do not believe that any differences in the description of the Funds’ fundamental investment policies will result in any material differences in the way in which the Funds are managed.

In addition, each of LVIP ClearBridge Dividend Strategy Fund and LVIP ClearBridge Large Cap Value Fund has adopted a fundamental policy with respect to its classification as a diversified fund, which is described in the following table. Each Target Fund is classified as a diversified fund. The Target Funds do not have fundamental policies with respect to their classification as diversified funds. However, as noted below, under the 1940 Act, a Fund cannot change its classification from diversified to non-diversified without shareholder approval.

As noted below, each of LVIP ClearBridge Appreciation Fund and LVIP ClearBridge Large Cap Growth Fund is classified as a non-diversified fund.

	Target Funds’ Fundamental	Acquiring Funds’ Fundamental Investment
	Investment Policies and	Policies and Diversification Policies
Diversification Policies
Borrowing	The Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.	The Fund may not borrow money, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

Underwriting	The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii)	The Fund may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

	Target Funds’ Fundamental	Acquiring Funds’ Fundamental Investment
	Investment Policies and	Policies and Diversification Policies
Diversification Policies
exemptive or other relief or permission from the SEC, SEC staff or other authority.

Lending	The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.	The Fund may not make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

Senior Securities	The Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.	The Fund may not issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

Real Estate	The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.	The Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities	The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.	The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

Concentration	Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment	The Fund may not make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers

	Target Funds’ Fundamental	Acquiring Funds’ Fundamental Investment
	Investment Policies and	Policies and Diversification Policies
Diversification Policies
	if, as a result, the Fund’s investments will be concentrated in any one industry (except that the Fund may invest without limit in obligations issued by banks).	primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

Diversification	Each Target Fund is currently classified as a diversified fund under the 1940 Act. This means that each Target Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.	(LVIP ClearBridge Dividend Strategy Fund and LVIP ClearBridge Large Cap Value Fund) With respect to 75% of its total assets, the Fund may not invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.

	No Target Fund has a fundamental policy with respect to its classification as a diversified fund. However, under the 1940 Act, a Fund cannot change its classification from diversified to non-diversified without shareholder approval.	(LVIP ClearBridge Appreciation Fund and LVIP ClearBridge Large Cap Growth Fund) The Fund is classified as a non-diversified fund. Under the 1940 Act, the Fund may change its classification from non-diversified to diversified without shareholder approval. Accordingly, the Fund does not have a fundamental policy with respect to its classification as a non-diversified fund.

APPENDIX C:

SHARES OUTSTANDING

The following table lists, with respect to each Target Fund, the total number of shares outstanding and the net assets of the Target Fund as of the close of business on the Record Date (January 22, 2026).

Each share (or fractional share) of a Target Fund outstanding as of the Record Date is entitled to a number of votes equal to the net asset value of that share (or fractional share) as of the Record Date, so called “dollar-weighted” voting.

Target Funds and Share Class	Total Shares Outstanding	Net Assets ($)
ClearBridge Variable Appreciation Portfolio
Class I	[ ]	[ ]
Class II	[ ]	[ ]
Total	[ ]	[ ]
ClearBridge Variable Dividend Strategy Portfolio
Class I	[ ]	[ ]
Class II	[ ]	[ ]
Total	[ ]	[ ]
ClearBridge Variable Large Cap Growth Portfolio
Class I	[ ]	[ ]
Class II	[ ]	[ ]
Total	[ ]	[ ]
ClearBridge Variable Large Cap Value Portfolio[1]
Class I	[ ]	[ ]
Total	[ ]	[ ]

1

As of the Record Date, there were no Class II shares of ClearBridge Variable Large Cap Value Portfolio outstanding and, accordingly, Class II shares of ClearBridge Variable Large Cap Value Portfolio are not participating in the Reorganization.

C-1

APPENDIX D:

5% SHARE OWNERSHIP

As of January 22, 2026, the following persons owned of record the amounts indicated of the shares of the class of the Target Funds indicated. Shareholders who beneficially own 25% or more of the outstanding shares of a Fund or who are otherwise deemed to “control” the Fund may be able to determine or significantly influence the outcome of matters submitted to a vote of the Fund’s shareholder. Each Acquiring Fund is a newly organized series of Lincoln Variable Insurance Products Trust that has been created solely for the purpose of completing the applicable Reorganization and did not have any outstanding shareholders on January 22, 2026.

Name and Address	Class	Number of Shares Held	As a % of Shares Outstanding
ClearBridge Variable Appreciation Portfolio
Class I
Class II
ClearBridge Variable Dividend Strategy Portfolio
Class I
Class II
ClearBridge Variable Large Cap Growth Portfolio
Class I
Class II
ClearBridge Variable Large Cap Value Portfolio[1]
Class I

1

As of January 22, 2026, there were no Class II shares of ClearBridge Variable Large Cap Value Portfolio outstanding and, accordingly, Class II shares of ClearBridge Variable Large Cap Value Portfolio are not participating in the Reorganization.

D-1

APPENDIX E:

INSTRUCTIONS FOR SIGNING VOTING INSTRUCTION CARDS AND PROXY CARDS

Contract Owners are asked to submit voting instructions with the enclosed voting instruction card. Participating Insurance Companies and direct shareholders are asked to authorize proxies with the enclosed proxy card. The following general rules for signing voting instruction cards and proxy cards may be of assistance to you and avoid the time and expense in validating your vote if you fail to sign your voting instruction card or proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the voting instruction card or proxy card.

2. Joint Accounts: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the voting instruction card or proxy card.

3. All Other Accounts: The capacity of the individual signing the voting instruction card or proxy card should be indicated unless it is reflected in the form of registration.

For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp., John Doe, Treasurer
(2) ABC Corp	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor
Partnership Accounts
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

•

THROUGH THE INTERNET. You may cast your vote by logging into the Internet site indicated on your voting instruction card or proxy card and following the instructions on the website. In order to log on, you will need the control number found on your voting instruction card or proxy card.

•

BY TELEPHONE. You may cast your vote by telephone by calling the toll-free number located on your voting instruction card. Please make sure to have your voting instruction card or proxy card available at the time of the call.

E-1

•	VOTE BY MAIL. You may cast your vote by signing, dating and mailing the enclosed voting instruction card or proxy card in the postage-paid envelope provided.

•	VOTE IN PERSON AT THE SPECIAL MEETING.

E-2

FRANKLIN TEMPLETON

PROXY CARD

MEETING AGENDA on reverse side

VOTER PROFILE:
Voter ID: XXXXXXXX
Security ID: XXXXXXXXX
Shares to Vote: 0,000.000
Household ID: 000000000
**please call the phone number to the right for more information

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Go to the website below and enter your control number, or simply use your smart phone to scan this QR code.

vote.proxyonline.com/franklin/22030

Vote by Phone:

Call **(888) 227-9349** for automated touch-tone service or the number below to speak with a representative.

(800) 992-3086 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

CLEARBRIDGEVARIABLE APPRECIATION PORTFOLIO

Do you have questions?

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

CLEARBRIDGEVARIABLE APPRECIATION PORTFOLIO Proxy for a Joint Special Meeting of Shareholders to be Held on Apri 10, 2026 The undersigned hereby appoints Jane E. Trust, Thomas C. Mandia, Jeanne M. Kelly, Rosemary D. Emmens, Marc A. De Oliveira, Todd I. Lebo, Tara E. Gormel, Bryan C. Sutherland, and Benjamin D. Hinceman and each of them, proxies of the undersigned with full power of substitution to vote all shares of ClearBridge Variable Appreciation Portfolio (the “Fund”) that the undersigned is entitled to vote at the Fund’s Joint Special Meeting of Shareholders (the “Special Meeting”) to be held at 1:00 p.m. (Eastern time) on April 10, 2026, at the offices of Franklin Templeton Fund Advisor, LLC, One Madison Avenue, 17th Floor, New York New York 10010, or at any adjournment or postponement thereof. The votes entitled to be cast by the undersigned will be voted as instructed on the reverse side. The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and of the accompanying Proxy Statement (the terms of each of which are incorporated by reference herein) and revokes any proxy previously given with respect to the Special Meeting. Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (800) 992-3086. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time. IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2026. The proxy statement and the accompanying Notice of Special Meeting of Shareholders are available at: vote.proxyonline.com/franklin/docs

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO This proxy is solicited on behalf of the Board of Trustees of Legg Mason Partners Variable Equity Trust, on behalf of the ClearBridge Variable Appreciation Portfolio. The Board unanimously recommends that you vote “FOR” the proposal. The proxy will be voted as specified by the undersigned. If no specification is made for the proposal, this proxy shall be voted FOR the proposal. If any other matters properly come before the Special Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with their judgment of the best interests of the Fund. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING: TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: • PROPOSAL: FOR AGAINST ABSTAIN 1.To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between Lincoln Variable Insurance Products Trust, on behalf of LVIP ClearBridge Appreciation Fund (the “Acquiring Fund”), and Legg Mason Partners Variable Equity Trust, on behalf of ClearBridge Variable Appreciation Portfolio (the “Target Fund”), providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund, as described in the Reorganization Agreement; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of the shares of the Acquiring Fund as set forth in the table below; and (iii) the termination of the Target Fund. O O O You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions. PLEASE VOTE ALL YOUR PROXY CARDS IF YOU RECEIVED MORE THAN ONE. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN IT IS SIGNED AND DATED. THANK YOU FOR CASTING YOUR VOTE.

FRANKLIN TEMPLETON

VOTING INSTRUCTION FORM

MEETING AGENDA **on reverse side**

***VOTER PROFILE*:**
Voter ID: XXXXXXXXX Security ID: XXXXXXXXXX
Shares to Vote: 0,000.000 Household ID: 000000000
***please call the phone number to the right for more information*

***VOTE REGISTERED TO*:**

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Go to the website below and enter your control number, or simply use your smart phone to scan this QR code.

vote.proxyonline.com/franklin/22030

Vote by Phone:

Call **(888) 227-9349** for automated touch-tone service or the number below to speak with a representative.

(800) 992-3086 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

"Insurance Company Name here"

"Separate Account/Trust Name Here"

Holding Shares in:

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

“Insurance Company Name here” “Separate Account/Trust Name Here” Holding Shares in: CLEARBRIDGE VARIABLE ApPRECIATION PORTFOLIO Proxy for a Joint Special Meeting of Shareholders to be Held on April 10, 2026 The undersigned, revoking any previously executed voting instructions attributable to his or her variable contract, hereby instructs the above-named Insurance Company to vote the shares of ClearBridge Variable Appreciation Portfolio (the “Fund”) listed above that are attributable to the undersigned’s participation in the variable contract noted above as of January 22, 2026, at the Joint Special Meeting of Shareholders (the “Special Meeting”) to be held at 1:00 p.m. (Eastern time) on April 10, 2026, at the offices of Franklin Templeton Fund Advisor, LLC. One Madison Avenue, 17th Floor, New York New York 10010, or at any adjournment or postponement thereof. Voting instructions are being solicited by the above-mentioned Insurance Company. Shares of the Fund attributable to the undersigned’s variable contract will be voted as specified on the reverse side. If no specification is made when the duly executed Voting Instruction Form is returned, the Insurance Company will vote in favor of the proposal. If any other matters come properly before the Special Meeting to be voted on, the above named Insurance Company will vote the shares attributable to the undersigned’s variable contract on such matters in accordance with its judgment of the best interests of the Fund. If the Insurance Company does not receive voting instructions on your behalf, the Insurance Company will vote all shares of the Fund attributable to the undersigned’s variable contract in proportion to those shares for which voting instructions are received and tabulated 48 hours prior to the Special Meeting. Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (800) 992-3086. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time. IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2026. The proxy statement and the accompanying Notice of Special Meeting of Shareholders are available at: vote.proxyonline.com/franklin/docs

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE PROPOSAL SUBMITTED FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED ON THE FRONT SIDE OF THIS VOTING FORM. WHEN THIS VOTING INSTRUCTION FORM IS PROPERLY EXECUTED, THE SHARES REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, YOUR VOTE WILL BE COUNTED FOR THE PROPOSAL. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE ABOVE NAMED INSURANCE COMPANY WILL VOTE THE SHARES ATTRIBUTABLE TO THE UNDERSIGNED’S VARIABLE CONTRACT IN ACCORDANCE WITH ITS JUDGMENT OF THE BEST INTERESTS OF THE FUND. THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE ACCOMPANYING NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS AND PROXY STATEMENT (THE TERMS OF WHICH ARE INCORPORATED BY REFERENCE HEREIN) AND REVOKES ANY VOTING INSTRUCTION PREVIOUSLY GIVEN WITH RESPECT TO THE SPECIAL MEETING. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING: TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: • PROPOSAL: FOR AGAINST ABSTAIN 1.To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between Lincoln Variable Insurance Products Trust, on behalf of LVIP ClearBridge Appreciation Fund (the “Acquiring Fund” and Legg Mason Partners Variable Equity Trust, on behalf of ClearBridge Variable Appreciation Portfolio (the “Target Fund”), providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund, as described in the Reorganization Agreement; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of the shares of the Acquiring Fund as set forth in the table below; and (iii) the termination of the Target Fund. O O O You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions. PLEASE VOTE ALL VOTING INSTRUCTION FORMS YOU RECEIVE. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTING INSTRUCTION FORM. THIS VOTING INSTRUCTION FORM IS VALID ONLY WHEN IT IS SIGNED AND DATED. THANK YOU FOR CASTING YOUR VOTE.

FRANKLIN TEMPLETON

PROXY CARD

MEETING AGENDA on reverse side

VOTER PROFILE:

Voter ID: XXXXXXXX Security ID: XXXXXXXXX

Shares to Vote: 0,000.000 Household ID: 000000000

**please call the phone number to the right for more information

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Go to the website below and enter your control number, or simply use your smart phone to scan this QR code.

vote.proxyonline.com/franklin/22030

Vote by Phone:

Call **(888) 227-9349** for automated touch-tone service or the number below to speak with a representative.

(800) 992-3086 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Do you have questions?

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO Proxy for a Joint Special Meeting of Shareholders to be Held on April 10, 2026 The undersigned hereby appoints Jane E. Trust, Thomas C. Mandia, Jeanne M. Kelly, Rosemary D. Emmens, Marc A. De Oliveira, Todd I. Lebo, Tara E. Gormel, Bryan C. Sutherland, and Benjamin D. Hinceman and each of them, proxies of the undersigned with full power of substitution to vote all shares of ClearBridge Variable Dividend Strategy Portfolio (the “Fund”) that the undersigned is entitled to vote at the Fund’s Joint Special Meeting of Shareholders (the “Special Meeting”) to be held at 1:00 p.m. (Eastern time) on April 10, 2026, at the offices of Franklin Templeton Fund Advisor, LLC, One Madison Avenue, 17th Floor, New York New York 10010, or at any adjournment or postponement thereof. The votes entitled to be cast by the undersigned will be voted as instructed on the reverse side. The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and of the accompanying Proxy Statement (the terms of each of which are incorporated by reference herein) and revokes any proxy previously given with respect to the Special Meeting. Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (800) 992-3086. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time. IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2026. The proxy statement and the accompanying Notice of Special Meeting of Shareholders are available at: vote.proxyonline.com/franklin/docs

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO This proxy is solicited on behalf of the Board of Trustees of Legg Mason Partners Variable Equity Trust, on behalf of the ClearBridge Variable Dividend Strategy Portfolio. The Board unanimously recommends that you vote “FOR” the proposal. The proxy will be voted as specified by the undersigned. If no specification is made for the proposal, this proxy shall be voted FOR the proposal. If any other matters properly come before the Special Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with their judgment of the best interests of the Fund. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING: TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: • PROPOSAL: FOR AGAINST ABSTAIN 1.To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between Lincoln Variable Insurance Products Trust, on behalf of LVIP ClearBridge Dividend Strategy Fund (the “Acquiring Fund”), and Legg Mason Partners Variable Equity Trust, on behalf of ClearBridge Variable Dividend Strategy Portfolio (the “Target Fund”), providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund, as described in the Reorganization Agreement; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of the shares of the Acquiring Fund as set forth in the table below; and (iii) the termination of the Target Fund. O O O You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions. PLEASE VOTE ALL YOUR PROXY CARDS IF YOU RECEIVED MORE THAN ONE. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN IT IS SIGNED AND DATED. THANK YOU FOR CASTING YOUR VOTE.

FRANKLIN TEMPLETON

VOTING INSTRUCTION FORM

MEETING AGENDA on reverse side

***VOTER PROFILE*:**
Voter ID: XXXXXXXXX Security ID: XXXXXXXXXX
Shares to Vote: 0,000.000 Household ID: 000000000
***please call the phone number to the right for more information*

***VOTE REGISTERED TO*:**

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Go to the website below and enter your control number, or simply use your smart phone to scan this QR code.

vote.proxyonline.com/franklin/22030

Vote by Phone:

Call **(888) 227-9349** for automated touch-tone service or the number below to speak with a representative.

(800) 992-3086 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

"Insurance Company Name here"

"Separate Account/Trust Name Here"

Holding Shares in:

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

“Insurance Company Name here” “Separate Account/Trust Name Here” Holding Shares in: CLEARBRIDGE VARIABLE dividend Strategy PORTFOLIO Proxy for a Joint Special Meeting of Shareholders to be Held on April 10, 2026 The undersigned, revoking any previously executed voting instructions attributable to his or her variable contract, hereby instructs the above-named Insurance Company to vote the shares of ClearBridge Variable Dividend Strategy Portfolio (the “Fund”) listed above that are attributable to the undersigned’s participation in the variable contract noted above as of January 22, 2026, at the Joint Special Meeting of Shareholders (the “Special Meeting”) to be held at 1:00 p.m. (Eastern time) on April 10, 2026, at the offices of Franklin Templeton Fund Advisor, LLC. One Madison Avenue, 17th Floor, New York New York 10010, or at any adjournment or postponement thereof. Voting instructions are being solicited by the above-mentioned Insurance Company. Shares of the Fund attributable to the undersigned’s variable contract will be voted as specified on the reverse side. If no specification is made when the duly executed Voting Instruction Form is returned, the Insurance Company will vote in favor of the proposal. If any other matters come properly before the Special Meeting to be voted on, the above named Insurance Company will vote the shares attributable to the undersigned’s variable contract on such matters in accordance with its judgment of the best interests of the Fund. If the Insurance Company does not receive voting instructions on your behalf, the Insurance Company will vote all shares of the Fund attributable to the undersigned’s variable contract in proportion to those shares for which voting instructions are received and tabulated 48 hours prior to the Special Meeting. Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (800) 992-3086. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time. IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2026. The proxy statement and the accompanying Notice of Special Meeting of Shareholders are available at: vote.proxyonline.com/franklin/docs

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE PROPOSAL SUBMITTED FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED ON THE FRONT SIDE OF THIS VOTING FORM. WHEN THIS VOTING INSTRUCTION FORM IS PROPERLY EXECUTED, THE SHARES REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, YOUR VOTE WILL BE COUNTED FOR THE PROPOSAL. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE ABOVE NAMED INSURANCE COMPANY WILL VOTE THE SHARES ATTRIBUTABLE TO THE UNDERSIGNED’S VARIABLE CONTRACT IN ACCORDANCE WITH ITS JUDGMENT OF THE BEST INTERESTS OF THE FUND. THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE ACCOMPANYING NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS AND PROXY STATEMENT (THE TERMS OF WHICH ARE INCORPORATED BY REFERENCE HEREIN) AND REVOKES ANY VOTING INSTRUCTION PREVIOUSLY GIVEN WITH RESPECT TO THE SPECIAL MEETING. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING: TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: • PROPOSAL: FOR AGAINST ABSTAIN 1.To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between Lincoln Variable Insurance Products Trust, on behalf of LVIP ClearBridge Dividend Strategy Fund (the “Acquiring Fund” and Legg Mason Partners Variable Equity Trust, on behalf of ClearBridge Variable Dividend Strategy Portfolio (the “Target Fund”), providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund, as described in the Reorganization Agreement; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of the shares of the Acquiring Fund as set forth in the table below; and (iii) the termination of the Target Fund. O O O You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions. PLEASE VOTE ALL VOTING INSTRUCTION FORMS YOU RECEIVE. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTING INSTRUCTION FORM. THIS VOTING INSTRUCTION FORM IS VALID ONLY WHEN IT IS SIGNED AND DATED. THANK YOU FOR CASTING YOUR VOTE.

FRANKLIN TEMPLETON

PROXY CARD

MEETING AGENDA on reverse side

VOTER PROFILE:
Voter ID: XXXXXXXX Security ID: XXXXXXXXX
Shares to Vote: 0,000.000 Household ID: 000000000
**please call the phone number to the right for more information

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Go to the website below and enter your control number, or simply use your smart phone to scan this QR code.

vote.proxyonline.com/franklin/22030

Vote by Phone:

Call **(888) 227-9349** for automated touch-tone service or the number below to speak with a representative.

(800) 992-3086 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Do you have questions?

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO Proxy for a Joint Special Meeting of Shareholders to be Held on April 10, 2026 The undersigned hereby appoints Jane E. Trust, Thomas C. Mandia, Jeanne M. Kelly, Rosemary D. Emmens, Marc A. De Oliveira, Todd I. Lebo, Tara E. Gormel, Bryan C. Sutherland, and Benjamin D. Hinceman and each of them, proxies of the undersigned with full power of substitution to vote all shares of ClearBridge Variable Large Cap Growth Portfolio (the “Fund”) that the undersigned is entitled to vote at the Fund’s Joint Special Meeting of Shareholders (the “Special Meeting”) to be held at 1:00 p.m. (Eastern time) on April 10, 2026, at the offices of Franklin Templeton Fund Advisor, LLC, One Madison Avenue, 17th Floor, New York New York 10010, or at any adjournment or postponement thereof. The votes entitled to be cast by the undersigned will be voted as instructed on the reverse side. The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and of the accompanying Proxy Statement (the terms of each of which are incorporated by reference herein) and revokes any proxy previously given with respect to the Special Meeting. Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (800) 992-3086. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time. IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2026. The proxy statement and the accompanying Notice of Special Meeting of Shareholders are available at: vote.proxyonline.com/franklin/docs

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO This proxy is solicited on behalf of the Board of Trustees of Legg Mason Partners Variable Equity Trust, on behalf of the ClearBridge Variable Large Cap Growth Portfolio. The Board unanimously recommends that you vote “FOR” the proposal. The proxy will be voted as specified by the undersigned. If no specification is made for the proposal, this proxy shall be voted FOR the proposal. If any other matters properly come before the Special Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with their judgment of the best interests of the Fund. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING: TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: • PROPOSAL: FOR AGAINST ABSTAIN 1.To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between Lincoln Variable Insurance Products Trust, on behalf of LVIP ClearBridge Large Cap Growth Fund (the “Acquiring Fund”), and Legg Mason Partners Variable Equity Trust, on behalf of ClearBridge Variable Large Cap Growth Portfolio (the “Target Fund”), providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund, as described in the Reorganization Agreement; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of the shares of the Acquiring Fund as set forth in the table below; and (iii) the termination of the Target Fund. O O O You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions. PLEASE VOTE ALL YOUR PROXY CARDS IF YOU RECEIVED MORE THAN ONE. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN IT IS SIGNED AND DATED. THANK YOU FOR CASTING YOUR VOTE.

FRANKLIN TEMPLETON

VOTING INSTRUCTION FORM

MEETING AGENDA on reverse side

VOTER PROFILE:

Voter ID: XXXXXXXX
Security ID: XXXXXXXXX
Shares to Vote: 0,000.000
Household ID: 000000000

***please call the phone number to the right for more information*

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Go to the website below and enter your control number, or simply use your smart phone to scan this QR code.

vote.proxyonline.com/franklin/22030

Vote by Phone:

Call **(888) 227-9349** for automated touch-tone service or the number below to speak with a representative.

(800) 992-3086 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

"Insurance Company Name here"

"Separate Account/Trust Name Here"

Holding Shares in:

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Do you have questions?

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

“Insurance Company Name here” “Separate Account/Trust Name Here” Holding Shares in: CLEARBRIDGE VARIABLE Large Cap Growth PORTFOLIO Proxy for a Joint Special Meeting of Shareholders to be Held on April 10, 2026 The undersigned, revoking any previously executed voting instructions attributable to his or her variable contract, hereby instructs the above-named Insurance Company to vote the shares of ClearBridge Variable Large Cap Growth Portfolio (the “Fund”) listed above that are attributable to the undersigned’s participation in the variable contract noted above as of January 22, 2026, at the Joint Special Meeting of Shareholders (the “Special Meeting”) to be held at 1:00 p.m. (Eastern time) on April 10, 2026, at the offices of Franklin Templeton Fund Advisor, LLC. One Madison Avenue, 17th Floor, New York New York 10010, or at any adjournment or postponement thereof. Voting instructions are being solicited by the above-mentioned Insurance Company. Shares of the Fund attributable to the undersigned’s variable contract will be voted as specified on the reverse side. If no specification is made when the duly executed Voting Instruction Form is returned, the Insurance Company will vote in favor of the proposal. If any other matters come properly before the Special Meeting to be voted on, the above named Insurance Company will vote the shares attributable to the undersigned’s variable contract on such matters in accordance with its judgment of the best interests of the Fund. If the Insurance Company does not receive voting instructions on your behalf, the Insurance Company will vote all shares of the Fund attributable to the undersigned’s variable contract in proportion to those shares for which voting instructions are received and tabulated 48 hours prior to the Special Meeting. Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (800) 992-3086. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time. IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2026. The proxy statement and the accompanying Notice of Special Meeting of Shareholders are available at: vote.proxyonline.com/franklin/docs

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE PROPOSAL SUBMITTED FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED ON THE FRONT SIDE OF THIS VOTING FORM. WHEN THIS VOTING INSTRUCTION FORM IS PROPERLY EXECUTED, THE SHARES REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, YOUR VOTE WILL BE COUNTED FOR THE PROPOSAL. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE ABOVE NAMED INSURANCE COMPANY WILL VOTE THE SHARES ATTRIBUTABLE TO THE UNDERSIGNED’S VARIABLE CONTRACT IN ACCORDANCE WITH ITS JUDGMENT OF THE BEST INTERESTS OF THE FUND. THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE ACCOMPANYING NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS AND PROXY STATEMENT (THE TERMS OF WHICH ARE INCORPORATED BY REFERENCE HEREIN) AND REVOKES ANY VOTING INSTRUCTION PREVIOUSLY GIVEN WITH RESPECT TO THE SPECIAL MEETING. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING: TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: • PROPOSAL: FOR AGAINST ABSTAIN 1.To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between Lincoln Variable Insurance Products Trust, on behalf of LVIP ClearBridge Large Cap Growth Fund (the “Acquiring Fund” and Legg Mason Partners Variable Equity Trust, on behalf of ClearBridge Variable Large Cap Growth Portfolio (the “Target Fund”), providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund, as described in the Reorganization Agreement; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of the shares of the Acquiring Fund as set forth in the table below; and (iii) the termination of the Target Fund. O O O You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions. PLEASE VOTE ALL VOTING INSTRUCTION FORMS YOU RECEIVE. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTING INSTRUCTION FORM. THIS VOTING INSTRUCTION FORM IS VALID ONLY WHEN IT IS SIGNED AND DATED. THANK YOU FOR CASTING YOUR VOTE.

FRANKLIN TEMPLETON

PROXY CARD

MEETING AGENDA on reverse side

***VOTER PROFILE*:**

Voter ID: XXXXXXXX Security ID: XXXXXXXXX

Shares to Vote: 0,000.000 Household ID: 000000000

***please call the phone number to the right for more information*

***VOTE REGISTERED TO*:**

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Go to the website below and enter your control number, or simply use your smart phone to scan this QR code.

vote.proxyonline.com/franklin/22030

Vote by Phone:

Call **(888) 227-9349** for automated touch-tone service or the number below to speak with a representative.

(800) 992-3086 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Do you have questions?

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO Proxy for a Joint Special Meeting of Shareholders to be Held on April 10, 2026 The undersigned hereby appoints Jane E. Trust, Thomas C. Mandia, Jeanne M. Kelly, Rosemary D. Emmens, Marc A. De Oliveira, Todd I. Lebo, Tara E. Gormel, Bryan C. Sutherland, and Benjamin D. Hinceman and each of them, proxies of the undersigned with full power of substitution to vote all shares of ClearBridge Variable Large Cap Value Portfolio (the “Fund”) that the undersigned is entitled to vote at the Fund’s Joint Special Meeting of Shareholders (the “Special Meeting”) to be held at 1:00 p.m. (Eastern time) on April 10, 2026, at the offices of Franklin Templeton Fund Advisor, LLC, One Madison Avenue, 17th Floor, New York New York 10010, or at any adjournment or postponement thereof. The votes entitled to be cast by the undersigned will be voted as instructed on the reverse side. The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and of the accompanying Proxy Statement (the terms of each of which are incorporated by reference herein) and revokes any proxy previously given with respect to the Special Meeting. Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (800) 992-3086. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time. IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2026. The proxy statement and the accompanying Notice of Special Meeting of Shareholders are available at: vote.proxyonline.com/franklin/docs

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO This proxy is solicited on behalf of the Board of Trustees of Legg Mason Partners Variable Equity Trust, on behalf of the ClearBridge Variable Large Cap Value Portfolio. The Board unanimously recommends that you vote “FOR” the proposal. The proxy will be voted as specified by the undersigned. If no specification is made for the proposal, this proxy shall be voted FOR the proposal. If any other matters properly come before the Special Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with their judgment of the best interests of the Fund. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING: TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: • PROPOSAL: FOR AGAINST ABSTAIN 1.To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between Lincoln Variable Insurance Products Trust, on behalf of LVIP ClearBridge Large Cap Value Fund (the “Acquiring Fund”), and Legg Mason Partners Variable Equity Trust, on behalf of ClearBridge Variable Large Cap Value Portfolio (the “Target Fund”), providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund, as described in the Reorganization Agreement; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of the shares of the Acquiring Fund as set forth in the table below; and (iii) the termination of the Target Fund. O O O You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions. PLEASE VOTE ALL YOUR PROXY CARDS IF YOU RECEIVED MORE THAN ONE. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN IT IS SIGNED AND DATED. THANK YOU FOR CASTING YOUR VOTE.

FRANKLIN TEMPLETON

VOTING INSTRUCTION FORM

MEETING AGENDA on reverse side

***VOTER PROFILE*:**

Voter ID: XXXXXXXXX   Security ID: XXXXXXXXXX

Shares to Vote: 0,000.000   Household ID: 000000000

***please call the phone number to the right for more information*

***VOTE REGISTERED TO*:**

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Go to the website below and enter your control number, or simply use your smart phone to scan this QR code.

vote.proxyonline.com/franklin/22030

Vote by Phone:

Call **(888) 227-9349** for automated touch-tone service or the number below to speak with a representative.

(800) 992-3086 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

"Insurance Company Name here"

"Separate Account/Trust Name Here"

Holding Shares in:

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Do you have questions?

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

“Insurance Company Name here” “Separate Account/Trust Name Here” Holding Shares in: CLEARBRIDGE VARIABLE Large Cap Value PORTFOLIO Proxy for a Joint Special Meeting of Shareholders to be Held on April 10, 2026 The undersigned, revoking any previously executed voting instructions attributable to his or her variable contract, hereby instructs the above-named Insurance Company to vote the shares of ClearBridge Variable Large Cap Value Portfolio (the “Fund”) listed above that are attributable to the undersigned’s participation in the variable contract noted above as of January 22, 2026, at the Joint Special Meeting of Shareholders (the “Special Meeting”) to be held at 1:00 p.m. (Eastern time) on April 10, 2026, at the offices of Franklin Templeton Fund Advisor, LLC. One Madison Avenue, 17th Floor, New York New York 10010, or at any adjournment or postponement thereof. Voting instructions are being solicited by the above-mentioned Insurance Company. Shares of the Fund attributable to the undersigned’s variable contract will be voted as specified on the reverse side. If no specification is made when the duly executed Voting Instruction Form is returned, the Insurance Company will vote in favor of the proposal. If any other matters come properly before the Special Meeting to be voted on, the above named Insurance Company will vote the shares attributable to the undersigned’s variable contract on such matters in accordance with its judgment of the best interests of the Fund. If the Insurance Company does not receive voting instructions on your behalf, the Insurance Company will vote all shares of the Fund attributable to the undersigned’s variable contract in proportion to those shares for which voting instructions are received and tabulated 48 hours prior to the Special Meeting. Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (800) 992-3086. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time. IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2026. The proxy statement and the accompanying Notice of Special Meeting of Shareholders are available at: vote.proxyonline.com/franklin/docs

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE PROPOSAL SUBMITTED FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED ON THE FRONT SIDE OF THIS VOTING FORM. WHEN THIS VOTING INSTRUCTION FORM IS PROPERLY EXECUTED, THE SHARES REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, YOUR VOTE WILL BE COUNTED FOR THE PROPOSAL. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE ABOVE NAMED INSURANCE COMPANY WILL VOTE THE SHARES ATTRIBUTABLE TO THE UNDERSIGNED’S VARIABLE CONTRACT IN ACCORDANCE WITH ITS JUDGMENT OF THE BEST INTERESTS OF THE FUND. THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE ACCOMPANYING NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS AND PROXY STATEMENT (THE TERMS OF WHICH ARE INCORPORATED BY REFERENCE HEREIN) AND REVOKES ANY VOTING INSTRUCTION PREVIOUSLY GIVEN WITH RESPECT TO THE SPECIAL MEETING. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING: TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: • PROPOSAL: FOR AGAINST ABSTAIN 1.To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between Lincoln Variable Insurance Products Trust, on behalf of LVIP ClearBridge Large Cap Value Fund (the “Acquiring Fund” and Legg Mason Partners Variable Equity Trust, on behalf of ClearBridge Variable Large Cap Value Portfolio (the “Target Fund”), providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund, as described in the Reorganization Agreement; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of the shares of the Acquiring Fund as set forth in the table below; and (iii) the termination of the Target Fund. O O O You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions. PLEASE VOTE ALL VOTING INSTRUCTION FORMS YOU RECEIVE. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTING INSTRUCTION FORM. THIS VOTING INSTRUCTION FORM IS VALID ONLY WHEN IT IS SIGNED AND DATED. THANK YOU FOR CASTING YOUR VOTE.

The information contained in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION,

DATED [JANUARY 15, 2026]

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE REORGANIZATIONS OF THE

TARGET FUNDS AND ACQUIRING FUNDS

(AS DEFINED BELOW)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

1301 South Harrison Street

Fort Wayne, Indiana 46802

866-436-8717

and

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

One Madison Avenue, 17th Floor

New York, New York 10010

877-6LM-FUND/656-3863

[_], 2026

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated [__] relating specifically to the reorganization of each respective series listed in the table below under the heading Target Funds (each a “Target Fund” and collectively, the “Target Funds”), each a series of the registered investment company listed in the table below under the heading Registrants (each a “Registrant” and collectively, the “Registrants”), into a corresponding mutual fund advised by Lincoln Financial Investments Corporation (“Lincoln Financial”). The table below identifies each Target Fund and its corresponding Acquiring Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). Each Target Fund is a series of Legg Mason Partners Variable Equity Trust. Each Acquiring Fund is a newly-created series of Lincoln Variable Insurance Products Trust.

Target Funds	Acquiring Funds

ClearBridge Variable Appreciation Portfolio	LVIP ClearBridge Appreciation Fund

ClearBridge Variable Dividend Strategy Portfolio	LVIP ClearBridge Dividend Strategy Fund

ClearBridge Variable Large Cap Growth Portfolio	LVIP ClearBridge Large Cap Growth Fund

ClearBridge Variable Large Cap Value Portfolio	LVIP ClearBridge Large Cap Value Fund

This SAI and the related Joint Proxy Statement/Prospectus are provided for use in connection with the joint special meeting of shareholders of the Target Funds to be held at the offices of Franklin Templeton Fund Adviser, LLC, One Madison Avenue, 17th Floor, New York, New York 10010 on April 10, 2026 at 1:00 p.m. (Eastern time), and any adjournment or postponement thereof (the “Special Meeting”). At the Special Meeting, shareholders of each Target Fund will be asked to approve the reorganization (the “Reorganization”) of such Target Fund into the corresponding Acquiring Fund as described in the Joint Proxy Statement/Prospectus. The Target Funds and the Acquiring Funds are referred to herein individually as a “Fund” and collectively as the “Funds.” To obtain a copy of the Joint Proxy Statement/Prospectus, please write to Lincoln Variable Insurance Products Trust at the address set forth above or call 866-436-8717. Each Reorganization is to occur pursuant to an Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Joint Proxy Statement/Prospectus.

2

3

FINANCIAL STATEMENTS AND OTHER INCORPORATED DOCUMENTS

The Statement of Additional Information related to the Joint Proxy Statement/Prospectus dated [ ], consists of this cover page, additional information relating to the Acquiring Funds and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

The Statement of Additional Information of each Target Fund:

Fund	Date and Filing Date	File Nos. and Accession Number
ClearBridge Variable Appreciation Portfolio	May 1, 2025 (filed on April 17, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001193125-25-084094)
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2025 (filed on April 17, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001193125-25-084094)
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2025 (filed on April 17, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001193125-25-084094)
ClearBridge Variable Large Cap Value Portfolio	May 1, 2025 (filed on April 17, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001193125-25-084094)

The audited financial statements and related independent registered public accounting firm’s report for each Target Fund as included in the Fund’s Annual Report to shareholders:

Fund	Year Ended/Filing Date	File No. and Accession Number
ClearBridge Variable Appreciation Portfolio	December 31, 2024 (filed on February 25, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001133228-25-001380)
ClearBridge Variable Dividend Strategy Portfolio	December 31, 2024 (filed on February 25, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001133228-25-001382)
ClearBridge Variable Large Cap Growth Portfolio	December 31, 2024 (filed on February 25, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001133228-25-001378)
ClearBridge Variable Large Cap Value Portfolio	December 31, 2024 (filed on February 25, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001133228-25-001384)

The unaudited financial statements for applicable Target Funds as included in the Fund’s Semi-Annual Report for the most recent six-month period:

Fund	Period Ended/Filing Date	File No. and Accession Number
ClearBridge Variable Appreciation Portfolio	June 30, 2025 (filed on August 21, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001133228-25-008691)
ClearBridge Variable Dividend Strategy Portfolio	June 30, 2025 (filed on August 21, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001133228-25-008683)
ClearBridge Variable Large Cap Growth Portfolio	June 30, 2025 (filed on August 21, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001133228-25-008686)
ClearBridge Variable Large Cap Value Portfolio	June 30, 2025 (filed on August 21, 2025)	(File Nos. 811-21128; 333-91278) (Accession No. 0001133228-25-008687)

SUPPLEMENTAL FINANCIAL INFORMATION

With respect to each Reorganization, a table showing the fees of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “Summary— How do the fees and expenses of the Target Fund and the Acquiring Fund compare?” of the Joint Proxy Statement/Prospectus.

With respect to each Reorganization, the Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, with respect to each Reorganization, a schedule of investments of the Target Fund modified to show the effects of the Reorganization is not required and is not included. Notwithstanding the foregoing, changes may be made to a Target Fund’s portfolio in advance of the Reorganization of that Fund and/or an Acquiring Fund’s investment portfolio following the Reorganization. Any such changes to the portfolios would be in the normal course of business and not as a part of the Reorganization.

There are no material differences in the accounting, valuation and tax policies of a Target Fund as compared to those of the corresponding Acquiring Fund.

With respect to each Reorganization, the Target Fund will be the accounting survivor of the Reorganization.

4

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

Each Acquiring Fund is a newly organized series of Lincoln Variable Insurance Products Trust. Each Acquiring Fund is an open-end, diversified management investment company Lincoln Variable Insurance Products Trust is a Delaware statutory trust formed on February 1, 2003, except the LVIP ClearBridge Appreciation Fund and the LVIP ClearBridge Large Cap Growth Fund which are non-diversified (the “Non-Diversified Funds”).

The following information relates to and supplements the description of the Acquiring Funds’ investment policies contained in the Joint Proxy Statement/Prospectus. See the Joint Proxy Statement/Prospectus for a description of the Funds’ investment objectives and policies. Investing in an Acquiring Fund entails certain risks, and there is no assurance that the Acquiring Fund will achieve its objective.

The following information is effective as of the Closing of the Reorganizations. Unless otherwise noted, references to a “Fund” or the “Funds” include references to an Acquiring Fund or the Acquiring Funds, as applicable.

Please note that, because there were no outstanding Class II Shares of ClearBridge Variable Large Cap Value Portfolio outstanding on the Record Date, only Standard Class shares of the Acquiring Fund will be issued in the Reorganization relating to that Target Fund, and information in this Joint Proxy/Registration Statement for LVIP ClearBridge Large Cap Value Fund relates only to the Standard Class shares to be issued in the Reorganization.

5

Description of the Trust and the Funds

Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.

Each of the Acquiring Funds, except the LVIP ClearBridge Appreciation Fund and the LVIP ClearBridge Large Cap Growth Fund (the “Non-Diversified Funds”), is diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”). A “non-diversified” fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer.

References to “Adviser” in this SAI include both Lincoln Financial Investments Corporation (“LFI”) and the Funds’ sub-adviser (if applicable) unless the context otherwise indicates.

Fundamental Investment Restrictions

Each of the Acquiring Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).

Each Acquiring Fund may not:

1.

Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2.	Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3.

Underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4.

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6.

Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

7.

(Except for the Non-Diversified Funds) With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.

The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Funds’ tracking or replication of an index.

The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the Funds’ total assets from banks, and to borrow up to 5% of the Funds’ total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940

6

Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

“Senior securities” are generally fund obligations that have a priority over the Funds’ shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the Funds’ total assets from banks. A fund also may borrow an amount equal to up to 5% of the Funds’ total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.

Manager of Managers

The Acquiring Funds employ a “manager of managers” structure, which means that the Acquiring Funds’ investment adviser may delegate the management of some or all of the Funds’ investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29170 and 29197) to permit the Funds’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.

The Acquiring Fund has also received an SEC exemptive order (SEC Investment Company Rel. Nos. 34727 and 34749) which permits the Acquiring Funds’ Board of Trustees to approve new sub-advisory agreements or material amendments to an existing sub-advisory agreement at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that: (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting; (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person meeting; (iii) the need for considering the proposal at a non-in-person meeting will be explained to the Board; and (iv) the Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case, the Board will consider the proposal at an in-person meeting unless the objection is rescinded).

Additional Investment Strategies and Risks

The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Funds’ prospectus.

Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means a Fund’s Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds or by other mutual funds in which a Fund invests.

Below describes additional information concerning the investment strategies that the Funds may employ, either principal or discretionary, and the risks of those investment strategies.

The Funds’ Investments

The following additional investment strategy and risk information relates to the Fund.

Bank Obligations

The Fund may invest in all types of bank obligations, including certificates of deposit (“CDs”), time deposits and bankers’ acceptances. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities, but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and

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monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Obligations of foreign branches of U.S. banks, such as CDs and time deposits, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks relate to foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank, in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator, by depositing assets with a designated bank within the state; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

Volatility in the banking system may impact the viability of banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund maintains its cash and cash equivalents, there can be no assurance that the Fund would be able to access uninsured funds in a timely manner or at all and the Fund may incur losses. Any such event could adversely affect the business, liquidity, financial position and performance of the Fund.

Benchmark Reference Rates Risk

Many debt securities, derivatives, and other financial instruments utilize benchmark or reference rates for variable interest rate calculations, including the Euro Interbank Offer Rate, Sterling Overnight Index Average Rate, and the Secured Overnight Financing Rate (each a “Reference Rate”). Instruments in which the Fund invests may pay interest at floating rates based on such Reference Rates or may be subject to interest caps or floors based on such Reference Rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on such Reference Rates. The elimination of a Reference Rate or any other changes to or reforms of the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any instruments or payments linked to those Reference Rates.

For example, some Reference Rates, as well as other types of rates and indices, are described as “benchmarks” and have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Commercial Paper

Commercial paper (including variable amount master demand notes and funding agreements) consists of short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs.

Common Stock

Common stocks are shares of ownership in a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, distributed as dividends to holders of common stock, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

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Convertible Securities

Convertible securities are fixed income securities (usually debt or preferred stock) that may be converted or exchanged for a prescribed amount of common stock or other equity securities of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are usually subordinated to comparable nonconvertible debt or preferred stock, but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is generally related to (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and/or (2) its worth, at market value, if converted or exchanged into the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange value.

Convertible securities are subject to stock market and other risks associated with equity securities, as well as credit, interest rate and other risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features. Investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Synthetic Convertible Securities

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred shares with common stocks, warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the Fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

Custodial Receipts

The Fund may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal obligations. The underwriter of these certificates or receipts typically purchases municipal obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation for U.S. federal income tax purposes, the yield on the underlying security would be reduced by any entity-level corporate taxes paid by the issuer.

Custodial receipts may also evidence ownership of future interest payments, principal payments or both on certain U.S. government obligations. Such obligations are held in custody by a bank on behalf of the owners. Custodial receipts are generally not considered obligations of the U.S. government for purposes of securities laws.

Cybersecurity Risk

Like other funds and business enterprises, the Fund, the Adviser and the Subadviser and their service providers are subject to the risk of cyber incidents occurring from time to time. With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, the Fund, the Adviser, the Subadviser, and other service providers are susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Fund, the Adviser and the Subadviser and/or their service providers to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining

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unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity incidents affecting the Fund’s Adviser, the Subadviser, and other service providers to the Fund or its shareholders (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Fund and its shareholders, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business and the Fund to process transactions (including fulfillment of Fund share purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties. In addition, substantial costs may be incurred in order to safeguard against and reduce the risk of any cybersecurity incidents in the future. In addition to administrative, technological and procedural safeguards, the Fund’s Adviser and the Subadviser have established business continuity plans in the event of, and risk management systems to prevent or reduce the impact of, such cybersecurity incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund and its shareholders. The Fund and its shareholders could be negatively impacted as a result.

New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s, the Adviser’s and the Subadviser’s and/or their service providers’ ability to plan for or respond to a cyber attack.

Debt and Fixed Income Securities

The Fund may invest in a variety of debt and fixed income securities, which may be issued by governmental, corporate or other issuers. Debt securities may pay fixed, floating or variable rates of interest or interest at a rate contingent upon some other factor. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

These securities share principal risks. For example, the level of interest income generated by the Fund’s fixed income investments may decline due to a decrease in market interest rates. Thus, when fixed income securities mature or are sold, they may be replaced by lower-yielding investments. Also, their values fluctuate with changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the Fund’s fixed income investments. Conversely, during periods of rising interest rates, the value of the Fund’s fixed income investments will generally decline. However, a change in interest rates will not have the same impact on all fixed rate securities. For example, the magnitude of these fluctuations will generally be greater when the Fund’s duration or average maturity is longer. In addition, certain fixed income securities are subject to credit risk, which is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is unable to pay. Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.

Changing Interest Rates. In a low or negative interest rate environment, debt securities may trade at, or be issued with, negative yields, which means the purchaser of the security may receive at maturity less than the total amount invested. To the extent the Fund holds a negatively-yielding debt security or has a bank deposit with a negative interest rate, the Fund would generate a negative return on that investment. Cash positions may also subject the Fund to increased counterparty risk to the Fund’s bank. Debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In a low or negative interest rate environment, some investors may seek to reallocate assets to other income-producing assets. This may cause the price of such higher yielding instruments to rise, could further reduce the value of instruments with a negative yield, and may limit the Fund’s ability to locate fixed income instruments containing the desired risk/return profile. Changes in monetary or fiscal policy may exacerbate the risks associated with changing interest rates. In the past, the U.S. government and certain foreign central banks have taken steps to stabilize markets by, among other things, reducing interest rates. In recent years, the U.S. government implemented increases to the federal funds interest rate and there may be further rate increases or other actions which may increase market

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volatility to the extent inconsistent with general market expectations. As interest rates rise, there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, the Fund may be subject to significant losses. Changing interest rates could have unpredictable effects on the markets and may expose fixed income markets to heightened volatility, increased redemptions, and potential illiquidity.

Fixed Income Securities Ratings. Securities rated in the fourth highest ratings category by a NRSRO, such as those rated BBB by S&P, or Baa by Moody’s, and unrated securities of comparable quality, are generally regarded as having adequate capacity to pay interest and repay principal but may have some speculative characteristics. Securities rated below the fourth highest ratings category by a NRSRO, including those rated below Baa by Moody’s or BBB by S&P, and unrated securities of comparable quality, are generally considered below “investment grade,” and may have speculative characteristics, including a greater possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for lower rated securities to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case for high rated securities.

Appendix B to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Derivatives — Generally

A derivative is a financial instrument that has a value based on, or derived from, the value of one or more underlying reference instruments or measures of value or interest rates (“underlying instruments”), such as a security, a commodity, a currency, an index, an interest rate or a currency exchange rate. A derivative can also have a value based on the likelihood that an event will or will not occur. Derivatives include futures contracts, forward contracts, options and swaps.

The Fund may use derivatives for any purpose, including but not limited to, to attempt to enhance income, yield or return, as a substitute for investing directly in a security or asset, or as a hedging technique in an attempt to manage risk in the Fund’s portfolio. The Fund may choose not to make use of derivatives for a variety of reasons, and no assurance can be given that any derivatives strategy employed will be successful. The Fund’s use of derivative instruments may be limited from time to time by applicable law, availability or by policies adopted by the Board, Adviser or Subadviser (as applicable).

The Fund may utilize multiple derivative instruments and combinations of derivative instruments to seek to adjust the risk and return characteristics of its overall position. Combined positions will typically contain elements of risk that are present in each of its component transactions. It is possible that the combined position will not achieve its intended goal and will instead increase losses or risk to the Fund. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Fund may enter into derivatives with standardized terms that have no or few special or unusual components, which are generally traded on an exchange, as well as derivatives with more complex features, singly or in combination. Non- standardized derivatives are generally traded over the counter (“OTC”). OTC derivatives may be standardized or have customized features and may have limited or no liquidity. The Fund’s derivatives contracts may be centrally cleared or settled bilaterally directly with a counterparty. The Fund’s derivatives contracts may be cash settled or physically settled.

In addition to the instruments and strategies discussed in this section, additional opportunities in connection with derivatives and other similar or related techniques may become available to the Fund as a result of the development of new techniques, the development of new derivative instruments or a regulatory authority broadening the range of permitted transactions. The Fund may utilize these opportunities and techniques to the extent that they are consistent with the Fund’s investment objectives and permitted by its investment limitations and applicable regulatory authorities. These opportunities and techniques may involve risks different from or in addition to those summarized herein.

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Risks of Derivatives Generally. The use of derivatives involves special considerations and risks, certain of which are summarized below, and may result in losses to the Fund. In general, derivatives may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk or exposure assumed. Even a small investment in derivatives may magnify or otherwise increase investment losses to the Fund.

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Market risk. Derivatives can be complex, and their success depends in part upon the portfolio manager’s ability to forecast correctly future market or other trends or occurrences or other financial or economic factors or the value of the underlying instrument. Even if the portfolio manager’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in losses or otherwise unsuccessful transactions. Derivatives may behave in unexpected ways, especially in abnormal or volatile market conditions. The market value of the derivative itself or the market value of underlying instruments may change in a way that is adverse to the Fund’s interest. There is no assurance that the use of derivatives will be advantageous to the Fund or that the portfolio manager will use derivatives to hedge at an appropriate time.

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Illiquidity risk. The Fund’s ability to close out or unwind a derivative prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or the Fund is not successful in its negotiations, the Fund may not be able to sell or unwind the derivative position at an advantageous or anticipated time or price. This may also be the case if the counterparty becomes insolvent. The Fund may be required to make delivery of portfolio securities or other underlying instruments in order to settle a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to settle the position. While a position remains open, the Fund continues to be subject to investment risk on a derivative. The Fund may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the derivative. Illiquidity risk may be enhanced if a derivative transaction is particularly large. Certain derivatives, including certain OTC options and swaps, may be considered illiquid and therefore subject to the Fund’s limitation on illiquid investments.

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Leverage risk. Certain derivative transactions may have a leveraging effect on the Fund, meaning that the Fund can obtain significant investment exposure in return for meeting a relatively small margin or other investment requirement. An adverse change in the value of an underlying instrument can result in losses substantially greater than the amount invested in the derivative itself. When the Fund engages in transactions that have a leveraging effect, the value of the Fund is likely to be more volatile and certain other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Margin risk. Certain derivatives require the Fund to make initial margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin (known as “variation margin”) if the value of the derivative position changes in a manner adverse to the Fund. Derivatives may be difficult to value, which may result in increased payment requirements to counterparties or a loss of value to the Fund. If the Fund has insufficient cash to meet additional margin requirements, it might need to sell securities at a disadvantageous time.

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Speculation risk. Derivatives used for non-hedging purposes may result in losses which are not offset by increases in the value of portfolio holdings or declines in the cost of securities or other assets to be acquired. In the event that the Fund uses a derivative as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index or market, the Fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the derivative transaction itself, such as counterparty risk.

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Counterparty risk. Derivatives involve the risk of loss resulting from the actual or potential insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty (or its affiliates), the Fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s (or its affiliates’) bankruptcy. The Fund may not be able to recover amounts owed to it by an insolvent counterparty.

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Operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. The Fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs or disagreements as to the meaning of contractual terms and litigation in enforcing those remedies.

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OTC risk. Derivative transactions that are traded OTC, such as options, swaps, forward contracts, and options on foreign currencies, are entered into directly with counterparties or financial institutions acting as market makers, rather than being traded on exchanges or centrally cleared. Because OTC derivatives and other transactions are traded between counterparties based on contractual relationships, the Fund is subject to increased risk that its counterparty will not perform its obligations under the related contracts. Although the Fund intends to enter into transactions only with counterparties which the Fund believes to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults. The Fund bears the risk of loss of the amount expected to be received under an OTC derivative in the event of the default or bankruptcy of the counterparty to the OTC derivative. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Credit/counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Credit/counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

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Non-U.S. derivatives risk. Derivative transactions may be conducted OTC outside of the United States or traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing

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mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the price of, foreign securities or currencies. The value of such positions also could be adversely affected by (1) other foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non- business hours in the United States, (4) the imposition of different exercise and settlement terms, procedures, margin requirements, fees, taxes or other charges than in the United States and (5) lesser trading volume. Counterparty risk and many of the risks of OTC derivatives transactions are also applicable to derivative transactions conducted outside the United States.

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Currency derivatives risk. Currency related transactions may be negatively affected by factors such as government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other types of transactions.

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Turnover risk. Use of derivatives involves transaction costs, which may be significant. The Fund may be required to sell or purchase investments in connection with derivative transactions, potentially increasing the Fund’s portfolio turnover rate and transaction costs. Use of derivatives also may increase the amount of taxable income to shareholders, if applicable.

Risks Associated with Hedging with Derivatives. If the portfolio manager uses a hedging strategy at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund’s return. Successful use of derivatives to hedge positions depends on the correlation between the price of the derivative and the price of the hedged asset.

The Fund may attempt to protect against declines in the value of the Fund’s portfolio assets by entering into a variety of derivatives transactions, including selling futures contracts, entering into swaps or purchasing puts on indices or futures contracts (short hedging). Short hedging involves the risk that the prices of the futures contracts or the value of the swap or the applicable index will correlate imperfectly with price movements in the Fund’s assets. If the value of the assets held in the Fund’s portfolio declines while the Fund has used derivative instruments in a short hedge, and the prices referenced in the short hedge do not also decline, the value of the Fund’s assets would decline, and the short hedge would not hedge or mitigate the loss in the value of the assets. With respect to a derivative transaction based on an index, the risk of imperfect correlation increases as the composition of the Fund’s portfolio diverges from the assets included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund may use derivative instruments in a greater dollar amount than the dollar amount of portfolio assets being hedged. It might do so if the historical volatility of the prices of the portfolio assets being hedged is more than the historical volatility of the applicable index.

If the Fund has used derivatives to hedge or otherwise reduce the Fund’s risk exposure to a particular position and then disposes of that position at a time at which it cannot also settle, terminate or close out the corresponding hedge position, this may create short investment exposure. Certain “short” derivative positions involve investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited.

The Fund can use derivative instruments to establish a position in the market as a temporary substitute for the purchase of individual securities or other assets (long hedging) by buying futures contracts and/or calls on such futures contracts, indices or on securities or other assets, or entering into swaps. It is possible that when the Fund does so the market might decline. If the Fund then decides not to invest in the assets because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedge position that is not offset by a reduction in the price of the asset the Fund had intended to purchase.

Risk of Government Regulation of Derivatives. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government, self-regulatory organization and judicial action. Registered investment companies are subject to regulatory limitations on their use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements). Among other things, a fund that invests in derivative instruments beyond a specified limited amount must apply a value-at-risk based limit to its use of certain derivative instruments and financing transactions and must adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount, as specified by applicable rules, is not subject to the same restrictions. Regulatory restrictions may restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has caused broad changes to the OTC derivatives market and granted significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants. Pursuant to such authority, rules have been enacted that currently require clearing of many OTC derivatives transactions and may require clearing of additional OTC derivatives transactions in the future and that impose minimum margin and capital requirements for uncleared OTC derivatives transactions. Similar regulations have been or are being adopted in other jurisdictions around the world. The implementation of the clearing requirement has increased the costs of derivatives transactions since investors have to pay fees to clearing members and are typically required to post more margin for cleared derivatives than had historically been the case. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer

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liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and mandatory clearing of derivatives may expose the Fund to new kinds of costs and risks.

Additionally, new regulations may result in increased uncertainty about credit/counterparty risk and may limit the flexibility of the Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under the rules of the applicable exchange or clearing corporation or under relatively new special resolution regimes adopted in the United States, the United Kingdom, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the United Kingdom and the European Union, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

Foreign Currency Instruments and Hedging Strategies

The Fund may use options and futures contracts on foreign currencies and forward currency contracts and currency swap agreements (collectively, “Currency Instruments”), deliverable and non-deliverable, to attempt to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated or to attempt to enhance the Fund’s return or yield. The Fund may also use such investments to attempt to establish a short position or to gain exposure to a market that would be more costly or difficult to access with other types of investments, such as bonds or currency. The Fund may also engage in foreign currency transactions on a spot (cash) basis at the rate prevailing in the currency exchange market at the time of the transaction. The Fund may determine not to hedge, and the Fund may be completely unhedged at any point in time. In cases when a particular currency is difficult to hedge or difficult to hedge against the U.S. dollar, the Fund may seek to hedge against price movements in that currency by entering into transactions using Currency Instruments on another currency or a basket of currencies, the value of which the portfolio manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Currency Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

Currency Instruments Risks. In addition to the risks found under “Derivatives – Risks of Derivatives Generally,” Currency Instruments are subject to the following risks:

The value of Currency Instruments depends on the value of the underlying foreign currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the Fund’s use of such Currency Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the U.S. markets for the Currency Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts

The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another currency at a future date and at a price set by the parties to the forward currency contract. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers (such as the Fund).

The Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire (a long hedge). The Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency (a short hedge). A “position hedge” is when the Fund owns a security denominated in, for example, euros and to protect against a possible decline in the euro’s value, the Fund enters into a forward currency contract to sell euros in return for U.S. dollars. A “position hedge” tends to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. A “proxy hedge” is when the Fund owns a security denominated in, for example, euros and to protect against a possible decline in the euro’s value, the Fund enters into a forward currency contract to sell a currency expected to perform similarly to the euro in return for U.S. dollars. A “proxy hedge” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a position hedge to the extent the proxy currency does not perform similarly to the

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targeted currency. The Fund could, in fact, lose money on both legs of the hedge, i.e., between the euro and proxy currency, and between the proxy currency and the dollar. The Fund also may use forward currency contracts to attempt to enhance return or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that the portfolio manager believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one currency to another. For example, if the Fund’s portfolio manager believes that the U.S. dollar will increase in value relative to the euro, the Fund could write a forward contract to buy U.S. dollars in three months at the current price in order to sell those U.S. dollars for a profit if the U.S. dollar does in fact appreciate in value relative to the euro. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or to otherwise fulfill its obligations in connection with settlement. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

The precise matching of forward currency contract amounts, and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Successful use of forward currency contracts depends on the portfolio manager’s skill in analyzing and predicting currency values. Forward currency contracts may substantially change the Fund’s exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the portfolio manager anticipates. There is no assurance that the portfolio manager’s use of forward currency contracts will be advantageous to the Fund or that the portfolio manager will hedge at an appropriate time.

Non-deliverable Forwards. The consummation of a deliverable foreign exchange forward requires the actual exchange of the principal amounts of the two currencies in the contract (i.e., settlement on a physical basis). Forward currency contracts in which the Fund may engage also include non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate, with respect to an agreed notional amount. NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

Under the Dodd-Frank Act, NDFs are classified as “swaps” and are therefore subject to the full panoply of CFTC swap regulations under the Dodd-Frank Act. Although NDFs have historically been traded OTC, in the future, pursuant to the Dodd- Frank Act, they may be subject to mandatory clearing. Non-centrally-cleared NDFs are subject to mandatory minimum margin requirements for uncleared swaps. Deliverable foreign exchange forwards that solely involve the exchange of two different currencies on a specific future date at a fixed rate agreed upon by the parties are not considered “swaps” and accordingly are not subject to many of the regulations that apply to NDFs. However, as mandated by the Dodd-Frank Act and set forth in CFTC regulations adopted thereunder, foreign exchange forwards must be reported to a swap data repository, and swap dealers and major swap participants who are party to such transactions remain subject to the business conduct standards pertaining to swaps in connection with such deliverable foreign exchange forwards.

Futures Contracts and Options on Futures Contracts

Generally, a futures contract is an exchange-traded, standardized agreement that obligates the seller of the contract to sell a specified quantity of an underlying instrument or asset, such as a security, currency or commodity, to the purchaser of the contract, who has the obligation to buy the underlying instrument or asset, at a specified price and date. In the case of futures on indices, the two parties agree to take or make delivery of an amount of cash equal to the difference between the level of the index calculated for purposes of settlement and the price at which the contract originally was written. Options on futures give the purchaser the right to assume a position in a futures contract at the specified exercise price at any time during the period of the option or at the expiration of the option, depending on the terms of the option.

Futures contracts, by their terms, have stated expirations and, at a specified point in time prior to expiration, trading in a futures contract for the current delivery month will cease. As a result, an investor wishing to maintain exposure to a futures contract with the nearest expiration must close out the position in the expiring contract and establish a new position in the contract for the next delivery month, a process referred to as “rolling.” The process of rolling a futures contract can be profitable or unprofitable depending in large part on whether the futures price for the subsequent delivery month is less than or more than the price of the expiring contract.

Futures contracts and related options may be used for hedging and non-hedging purposes, such as to simulate full investment in the underlying instrument or asset while retaining a cash balance for portfolio management purposes, as a substitute for direct investment in the underlying instrument or asset, to facilitate trading, to reduce transaction costs, or to seek higher investment returns (e.g., when a futures contract or option is priced more attractively than the underlying instrument). In addition, futures strategies can be used to manage the average duration of the

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Fund’s fixed income portfolio, if applicable. The Fund may sell a debt futures contract or a call option thereon or purchase a put option on that futures contract to attempt to shorten the portfolio’s average duration. Alternatively, the Fund may buy a debt futures contract or a call option thereon or sell a put option thereon to attempt to lengthen the portfolio’s average duration.

At the inception of a futures contract the Fund is required to deposit “initial margin” with a futures commission merchant (“FCM”) in an amount at least equal to the amount designated by the futures exchange. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is required to be returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange or by its FCM to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

In addition to initial margin payments, during the life of the transaction “variation margin” payments are made to and from the FCM as the value of the margin and the underlying derivative transaction varies, a process known as “marking-to- market.” Variation margin is intended to represent a daily settlement of the Fund’s obligations to or from an FCM. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the value of the securities or currencies being hedged. In that case, the Fund would lose the premium it paid for the option plus transaction costs. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Although some futures and options on futures call for making or taking delivery of the underlying instrument or asset, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures or options (involving the same instrument or asset and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a gain, or if it is more, the Fund realizes a loss. If an offsetting sale price is more than the original purchase price, the Fund realizes a gain, or if it is less, the Fund realizes a loss. The Fund will also bear transaction costs for each contract, which will be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions. If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.

Risks of Futures Contracts and Options Thereon. In addition to the risks found under “Derivatives – Risks of Derivatives Generally,” futures contracts and options on futures contracts are subject to the following risks:

Successful use of futures contracts and related options depends upon the ability of the portfolio manager to assess movements in the direction of prices of securities, commodities, measures of value, or interest or exchange rates, which requires different skills and techniques than assessing the value of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument or asset, but to the anticipated price level at some point in the future; accordingly trading of stock index futures may not reflect the trading of the securities that are used to formulate the index or even actual fluctuations in the index itself. There is, in addition, the risk that movements in the price of the futures contract will not correlate with the movements in the prices of the securities or other assets being hedged. Price distortions in the marketplace, resulting from increased participation by speculators in the futures market (among other things), may also impair the correlation between movements in the prices of futures contracts and movements in the prices of the hedged assets. If the price of the futures contract moves less than the price of assets that are the subject of the hedge, the hedge will not be fully effective; but if the price of the assets being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the assets being hedged has moved in a favorable direction, this advantage may be partially offset by losses on the futures position.

Positions in futures contracts and related options may be closed out only on an exchange or board of trade that provides a market for such contracts. Although the Fund intends to purchase and sell futures and related options only on exchanges or boards of trade where there appears to be a liquid market, there is no assurance that such a market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make variation margin payments, where applicable. Options have a limited life and thus can be disposed of only within a specific time period.

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Purchasers of options on futures contracts pay a premium in cash at the time of purchase which, in the event of adverse price movements, could be lost. Sellers of options on futures contracts must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. Because of the low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, the Fund’s activities in the futures markets may result in a higher portfolio turnover rate (see “Portfolio Transactions and Brokerage”) and additional transaction costs in the form of added brokerage commissions.

As noted above, exchanges may impose limits on the amount by which the price of a futures contract or related option is permitted to change in a single day. If the price of a contract moves to the limit for several consecutive days, the Fund may be unable during that time to close its position in that contract and may have to continue making payments of variation margin. The CFTC and domestic exchanges have also established (and continue to evaluate and revise) speculative position limits on the maximum speculative position that any person, or group of persons acting in concert, may hold or control in particular contracts. Under current rules and regulations, other accounts managed by the Adviser or, if applicable, Subadviser are combined with the positions held by the Fund under the Adviser’s or, if applicable, Subadviser’s management for position limit purposes, unless an exemption applies. This aggregation could preclude additional trading by the Fund in such contracts and may require positions held by the Fund to be liquidated, which may adversely affect the performance of the Fund.

When the Fund engages in futures transactions, it will also be exposed to the credit risk of its FCM. If the Fund’s FCM becomes bankrupt or insolvent, or otherwise defaults on its obligations to the Fund, the Fund may not receive all amounts owed to it in respect of its trading, even if the clearinghouse fully discharges all of its obligations. If an FCM were not to appropriately segregate client assets to the full extent required by the CEA, the Fund might not be fully protected in the event of the bankruptcy of an FCM. In the event of an FCM’s bankruptcy, the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts for the relevant account class, even if certain property held by an FCM is specifically traceable to the Fund (for example, U.S. Treasury bills deposited by the Fund). Such situations could arise due to various factors, or a combination of factors, including inadequate FCM capitalization, inadequate controls on customer trading and inadequate customer capital. In addition, in the event of the bankruptcy or insolvency of a clearinghouse, the Fund might experience a loss of funds deposited through its FCM as margin with the clearinghouse, a loss of unrealized profits on its open positions and the loss of funds owed to it as realized profits on closed positions. Such a bankruptcy or insolvency might also cause a substantial delay before the Fund could obtain the return of funds owed to it by an FCM who is a member of such clearinghouse.

Options

A call option gives the purchaser the right to buy, and obligates the writer to sell, an underlying investment (such as a specified security, commodity, currency, interest rate, currency exchange rate or index) at an agreed-upon price (“strike price”). A put option gives the purchaser the right to sell, and obligates the writer to buy, an underlying investment at an agreed-upon price. An American-style option may be exercised at any time during the term of the option, while a European-style option may be exercised only at the expiration of the option. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right granted under the option contract.

The value of an option position will reflect, among other things, the current market value of the underlying instrument, the time remaining until expiration, the relationship of the strike price to the market price of the underlying instrument, the historical price volatility of the underlying instrument and general market conditions. If the purchaser does not exercise the option, it will expire and the purchaser will have only lost the premium paid. If a secondary market exists, a purchaser or the writer may terminate a put option position prior to its exercise by selling it in the secondary market at its current price. The Fund will pay a brokerage commission each time it buys or sells an option. Such commissions may be higher than those that would apply to direct purchases or sales of the underlying instrument.

Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed and are standardized with respect to the underlying instrument, expiration date, contract size and strike price. In contrast, OTC options (options not traded on exchanges) are contracts between the Fund and a counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. The terms of OTC options generally are established through negotiation with the other party to the option contract (the counterparty). For a discussion on options on futures see “Futures Contracts and Options on Futures Contracts”.

Put Options. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the buyer exercises the option. A put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received, if the underlying instrument’s price remains greater than or equal to the strike price. If the underlying instrument’s price falls below the strike price, the put writer would expect to suffer a loss. The buyer of a put option can expect to realize a gain if the underlying instrument’s price falls enough to offset the cost of purchasing the option. Any losses suffered by the buyer would be limited to the amount of the premium plus related transaction costs.

Optional delivery standby commitments are a type of put that gives the buyer of an underlying instrument the right to sell the underlying instrument back to the seller on specified terms to induce a purchase of the underlying instrument.

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Call Options. In return for the receipt of the premium, the writer of a call option assumes the obligation to sell the underlying instrument at the strike price to the buyer upon exercise of the option. A call writer would generally expect to profit, although its gain would be limited to the amount of the premium it received, if the option goes unexercised, which typically occurs when the underlying instrument’s price remains less than or equal to the strike price. If the underlying instrument’s price were to rise above the strike price, the writer of the call option would generally expect to suffer a loss, which is theoretically unlimited. A call buyer’s maximum loss is the premium paid for the call option, whereas the buyer’s maximum profit is theoretically unlimited.

Straddles. A long straddle is the purchase of a call and a put option with the same expiration date and relating to the same underlying instrument where the strike price of the put is less than or equal to the strike price of the call. The Fund may enter into a long straddle when its portfolio manager believes that the underlying instrument’s price will move significantly during the term of the options. A short straddle is a combination of a call and a put written on the same underlying instrument with the same expiration date where the strike price of the put is less than or equal to the strike price of the call. In a covered short straddle, the underlying instrument is considered cover for both the put and the call that the Fund has written. The Fund may enter into a short straddle when the portfolio manager believes that it is unlikely that the underlying instrument’s prices will experience volatility during the term of the options.

Options on Indices. Puts and calls on indices are similar to puts and calls on other underlying instruments except that all settlements are in cash and gains or losses depend on changes in the level of the index rather than on price movements of individual underlying instruments. The writer of a call on an index receives a premium and the obligation to pay the purchaser an amount of cash equal to the difference between the closing level of the index and the strike price times a specified multiple (“multiplier”), if the closing level of the index is greater than the strike price of the call. The writer of a put on an index receives a premium and the obligation to deliver to the buyer an amount of cash equal to the difference between the closing level of the index and strike price times the multiplier if the closing level is less than the strike price.

Risks of Options – In addition to the risks described under “Derivatives – Risks of Derivatives Generally,” options are also subject to the following risks:

Options on Indices Risk. The risks of investment in options on indices may be greater than options on securities and other instruments. Because index options are settled in cash, when the Fund writes a call on an index it generally cannot provide in advance for other underlying instruments because it may not be practical for the call writer to hedge its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

If the Fund exercises an index option before the closing index value for that day is available, there is the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer.

Timing Risk. The hours of trading for options may not conform to the hours during which the underlying instrument are traded. To the extent that the options markets close before the markets for the underlying instrument, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Options are marked to market daily and their value will be affected by changes in the value of the underlying instrument, changes in the dividend rates of the underlying securities, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying instrument and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate or other events affecting the underlying instrument, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on an underlying instrument.

Yield Curve Options. The Fund may enter into options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Yield curve options may be used for the same purposes as other options on securities. Specifically, the Fund may purchase or write such options for hedging purposes. For example, the Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities, anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The Fund may also purchase or write yield curve options for other than hedging purposes (e.g., in an effort to increase its current income) if, in the judgment of the portfolio manager the Fund may profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent that was not anticipated.

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Swaps

Generally, a swap agreement involves the exchange between two parties of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. Swaps may be negotiated bilaterally and traded OTC (OTC swaps) or, for certain types of swaps, must be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse (cleared swaps). Swaps include but are not limited to, interest rate swaps, total return swaps, index swaps, inflation indexed swaps, currency swaps, credit default swaps and options on swaps or “swaptions”.

OTC swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments (such as individual securities, baskets of securities and securities indices) or market factors. The swapped returns are generally calculated with respect to a notional amount, that is, the nominal or face amount used to calculate the payments to be made between the parties to the OTC swap.

The Fund may enter into a swap agreement for hedging or non-hedging purposes, including but not limited to, to enhance returns, increase liquidity, protect against currency and security price fluctuations, manage duration and gain exposure to certain markets or securities in a more cost-efficient manner.

Risks of Swaps Generally. In addition to the risks found under “Derivatives – Risks of Derivatives Generally,” swaps are subject to the following risks:

Depending on their structure, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price and yield and may affect the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other market factors such as security prices or inflation rates.

Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

The absence of a central exchange or market for OTC swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions.

Cleared Swaps. Relatively recent legislation and implementing regulation require certain swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally intended to reduce counterparty credit risk, it may disrupt or limit the swap market and may result in swaps being more difficult to trade or value. As swaps become more standardized, the Fund may not be able to enter into swaps that meet its investment needs. The Fund also may not be able to find a clearing member and clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The Fund will assume the risk that the clearinghouse and the clearing member through which the Fund holds its position may be unable to or may otherwise fail to perform their obligations.

When the Fund enters into a cleared swap transaction, the Fund is subject to the credit and counterparty risk of the clearinghouse and the clearing member through which it holds its cleared position. Credit/counterparty risk of market participants with respect to centrally cleared swaps is concentrated in a few clearinghouses, and it is not clear how an insolvency proceeding of a clearinghouse would be conducted and what impact an insolvency of a clearinghouse would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers generally are held by the clearing broker on a commingled basis in an omnibus account by account class, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing organization the amount of margin required by the clearing organization for cleared derivatives, which amounts generally are held in an omnibus account at the clearing organization for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearinghouse of the amount of initial margin provided by the clearing member to the clearing organization that is attributable to each cleared swaps customer. However, if the clearing member does not provide accurate reporting, the Fund is subject to the risk that a clearing organization will use the Fund’s assets held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. In addition, clearing members generally provide to the clearing organization the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer. The Fund is therefore subject to the risk that a clearing organization will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearinghouse before the clearinghouse will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of

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customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

In some ways, centrally cleared swaps arrangements are less favorable to the Fund than OTC swaps arrangements. For example, the Fund may be required to provide greater amounts of margin for cleared swaps than for OTC swaps. Also, in contrast to OTC swaps, following a period of notice to the Fund, a clearing member generally can require termination of existing cleared swaps at any time or increases in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearinghouses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time. Any increase in margin requirements or termination by the clearing member or the clearinghouse could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could also expose the Fund to greater credit risk of its clearing member, because margin for cleared swaps in excess of clearinghouse margin requirements typically is held by the clearing member. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits (specified in advance) for the Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection offered by the transaction. In addition, the documentation governing the relationship between the Fund and its clearing members is developed by the clearing members and generally is less favorable to the Fund than typical OTC swap documentation. For example, this documentation generally includes a one-way indemnity by the Fund in favor of the clearing member, indemnifying the clearing member against losses it incurs in connection with acting as the Fund’s clearing member, and the documentation typically does not give the Fund any rights to exercise remedies if the clearing member defaults or becomes insolvent.

Some types of cleared swaps are required to be executed on an exchange or on a swap execution facility (“SEF”). A SEF is a trading platform where multiple market participants can execute swaps by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared swap market, trading on a SEF can create additional costs and risks for the Fund. For example, SEFs typically charge fees, and if the Fund executes swaps on a SEF through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may indemnify a SEF, or a broker intermediary who executes cleared swaps on a SEF on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the SEF.

The Fund may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps entered into between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of more than one swap transaction, the amount payable shall be the net amount. In addition, the master netting agreement may provide that if one party (or its affiliates) defaults generally or on any swap, the counterparty can terminate all outstanding swaps with that party. As a result, to the extent the Fund enters into master netting agreements with a counterparty, the Fund may be required to terminate a greater number of swap agreements than if it had not entered into such an agreement, which may result in losses to the Fund.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are agreements between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on a fixed interest rate while the other party’s obligation is based on an interest rate that fluctuates with changes in a designated benchmark. An interest rate cap transaction entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. An interest rate floor transaction entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor. Caps and floors have an effect similar to buying or writing options. Caps and floors typically have lower liquidity than swaps.

Options on Swaps (“Swaptions”). A swaption is a contract that gives the counterparty the right, but not the obligation to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Swaptions are generally subject to the same risks involved in the use of options and swaps. Depending on the terms of the option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, only the amount of premium the Fund paid is at risk should the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement, which may result in losses to the Fund in excess of the premium it received.

Credit Default Swaps and Related Investments. The Fund may enter into credit default swap contracts for investment purposes and to add leverage to its investment portfolio. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a debt-reference obligation to the counterparty in the event of a default by a third party on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the swap. Credit default swap contracts involve special risks and may result in losses to the Fund. Credit default swaps may in some cases be illiquid, and they increase

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credit risk since the Fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. As there is no central exchange or market for certain credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. It is possible that developments in the swap market, including new or modified government regulation, could adversely affect the Fund’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

The Fund may also purchase credit default swap contracts to attempt to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve credit risk—that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

The Fund may invest in credit default swap index products that provide exposure to obligations of multiple issuers. The Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). Such investments are subject to the associated risks with investments in credit default swaps discussed above.

Distressed Debt Securities

Distressed debt securities are debt securities that are purchased in the secondary market and are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P) or, if unrated, are in the judgment of the portfolio manager of equivalent quality. Investment in distressed debt securities is speculative and involves significant risk. The risks associated with high yield securities are heightened when investing in distressed debt securities.

The Fund may make such investments when the portfolio manager believes it is reasonably likely that the issuer of the distressed debt securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities (e.g., equity securities) and/or other assets. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in distressed debt securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that the Fund will receive any interest payments on the distressed debt securities, the Fund will be subject to significant uncertainty as to whether the exchange offer or plan will be completed and the Fund may be required to bear extraordinary expenses to protect or recover its investment. Even if an exchange offer is made or a plan of reorganization is adopted with respect to the distressed debt securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed debt securities, the Fund may be restricted from disposing of such securities.

Equity Securities

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants and rights, and securities convertible into common stocks. Equity securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The value of a particular security may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. The value of an equity security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s equity securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Exchange Traded Funds (“ETFs”)

ETFs are ownership interests in investment companies, unit investment trusts, depositary receipts and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based sector or international index, or to provide exposure to a particular industry sector or asset class, including precious metals or other commodities. “Short ETFs” seek a return similar to the inverse, or a multiple of the inverse, of a reference index. Short ETFs carry additional risks because their Underlying Assets may include a variety of financial instruments, including futures and options on futures, options on securities and securities indexes, swap agreements and forward contracts, and a short ETF may engage in short sales. An ETF’s losses on short sales are potentially unlimited; however, the Fund’s risk would be limited to the

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amount it invested in the ETF. Certain ETFs are actively managed by a portfolio manager or management team that makes investment decisions on Underlying Assets without seeking to replicate the performance of a reference index or industry sector or asset class.

Unlike shares of typical open-end management investment companies or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day and bought and sold based on market price rather than net asset value. Shares can trade at either a premium or discount to net asset value. The portfolios held by ETFs are typically publicly disclosed on each trading day and an approximation of actual net asset value is disseminated throughout the trading day. An ETF will generally gain or lose value depending on the performance of the Underlying Assets. In the future, as new products become available, the Fund may invest in ETFs that do not have this same level of transparency and, therefore, may be more likely to trade at a larger discount or premium to actual net asset values.

Gains or losses on the Fund’s investment in ETFs will ultimately depend on the purchase and sale price of the ETF. An active trading market for an ETF’s shares may not develop or be maintained and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market- wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of income, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to the Fund’s ability to purchase securities issued by other investment companies apply absent certain exemptive rules or other available exemptive relief. However, under Rule 12d1-4, the Fund may invest in other investment companies, including ETFs, in excess of these limits, subject to certain conditions. These restrictions may limit the Fund’s ability to invest in ETFs to the extent desired. Some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act.

Foreign Securities

The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the Fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain foreign countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Unanticipated political or social developments may affect the values of the Fund’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Accounting standards in other countries are also not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the portfolio manager to completely and accurately determine a company’s financial condition. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the U.S. This reduces the amount the Fund can earn on its investments.

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Securities of some foreign companies have lower liquidity, and their prices are more volatile, than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold resulting in

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increased exposure of the Fund to market and foreign exchange fluctuations brought about by such delays, and to the corresponding negative impact on Fund liquidity.

Foreign Currency Risks

The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which the Fund’s investments are denominated relative to the U.S. dollar will affect the Fund’s net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country’s economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Fund’s securities are quoted would reduce the Fund’s net asset value per share.

Investment in Emerging Markets

Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

The risks of investing in securities in emerging countries include: (i) less social, political and economic stability; (ii) the smaller size of the markets for such securities and lower volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; and (vi) military unrest, war and terrorism.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated at some time in the future. If such confiscation were to occur, the Fund could lose a substantial portion or all of its investments in such countries. The Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which the Fund may invest may have vocal groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.

Settlement mechanisms in emerging market securities may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be delays and failures in share registration and delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Fund. Furthermore, compensation schemes may be non-existent, limited or inadequate to meet the Fund’s claims in any of these events.

Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have occurred in certain countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings.

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To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of the Fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to the Fund. The Fund’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If the Fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, the Fund’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid in U.S. dollars. Furthermore, repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries.

Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context. The Fund may encounter substantial difficulties in obtaining and enforcing judgments against individuals and companies located in certain emerging market countries. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities.

Disclosure and regulatory standards in emerging markets in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Additionally, accounting, auditing and financial reporting and recordkeeping standards in emerging markets may not provide the same degree of investor protection or information to investors as would generally apply in more developed markets. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may, from time to time, be unable to inspect audit work papers in certain foreign or emerging market countries.

Trading in the securities of emerging markets presents additional credit and financial risks. The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular emerging market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency hedging techniques may not be available or may be limited. The Fund may not be able to reduce or mitigate risks related to trading with emerging market counterparties.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund’s portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if the Fund believes that appropriate circumstances warrant, it may apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Fund’s identification of such conditions until the date of SEC action, the portfolio securities in the affected markets will be valued at fair value as determined by the Adviser in accordance with the Fund’s valuation policy.

Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the risks associated with emerging market investing (and the costs associated with hedging transactions) makes it very difficult to hedge effectively against such risks.

Europe — Recent Events

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

In addition, the United Kingdom left the European Union on January 31, 2020, commonly referred to as “Brexit.” Following a transition period, the United Kingdom’s post-Brexit trade agreement with the European Union passed into law in December 2020, was provisionally applied effective January 1, 2021, and formally entered into force on May 1, 2021. There is significant market uncertainty regarding Brexit’s ramifications. The range and potential implications of possible political, regulatory, economic, and market outcomes cannot be fully known but could be significant,

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potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. The United Kingdom has one of the largest economies in Europe and is a major trading partner with the European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, as well as a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and other European economies but also the broader global economy could be significant. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East and Africa.

The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Risks Related to Russia’s Invasion of Ukraine

Russia’s military invasion of Ukraine in February 2022 resulted in the United States, other countries and certain international organizations levying broad economic sanctions against Russia. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia or other countries that support Russia’s military invasion in the future may result in the devaluation of Russian or other affected currencies, a downgrade in the sanctioned country’s credit rating, and a decline in the value and liquidity of Russian securities and securities of issuers in other countries that support the invasion. The potential for wider conflict may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries affected by the invasion. In addition, the ability to price, buy, sell, receive, or deliver such securities is also affected due to these measures. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia or other sanctioned countries, which would prevent the Fund from selling these investments. Any exposure that the Fund may have to Russian counterparties or counterparties in other sanctioned countries also could negatively impact the Fund’s portfolio.

Additionally, Russia has taken retaliatory actions, including preventing repatriation of capital by U.S. and other investors. The ongoing conflict has resulted in significant market disruptions, including in certain markets, industries and sectors, such as the oil and natural gas markets, and has negatively affected global supply chains, food supplies, inflation and global growth. The extent and duration of Russia’s military actions and the repercussions of such actions (including any sanctions, retaliatory actions and countermeasures, including cyber attacks) are impossible to predict. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

Eurodollar or Yankee Obligations

Eurodollar bank obligations are U.S. dollar denominated debt obligations issued outside the U.S. capital markets by non-U.S. branches of U.S. banks and by non-U.S. banks. Yankee obligations are U.S. dollar denominated obligations issued in the

U.S. capital markets by non-U.S. issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a non-U.S. government might prevent U.S. dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a non-U.S. country; the extent and quality of government regulation of financial markets and institutions; the imposition of non-U.S. withholding taxes; and expropriation or nationalization of non-U.S. issuers.

Sovereign Government and Supranational Debt Obligations

The Fund may invest in all types of debt securities of governmental issuers in all countries, including emerging markets.

These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests issued for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; or debt securities issued by

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supranational entities such as the World Bank. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development. Included among these entities are the Asian Development Bank, the European Union, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. There is no guarantee that one or more members of a supranational organization will continue to make capital contributions. If such contributions are not made, the organization may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. currency reserves, the availability of sufficient foreign currency exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from non-U.S. governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, economic performance and/or the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Depositary Receipts

Depositary receipts demonstrate ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign security. Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and non-voting depositary receipts (“NVDRs”). ADRs in registered form are typically issued by a U.S. bank or trust company, traded in U.S. dollars, and are designed for use in the domestic market. GDRs, EDRs, NVDRs and other similar instruments may be issued by a U.S. or non-U.S. entity and may be traded in other currencies. GDRs are tradable both in the United States and Europe and are designed for use throughout the world. EDRs are issued in bearer form and are designed for use in European securities markets.

Depositary receipts in general are subject to many of the risks associated with foreign investing (e.g., increased market, illiquidity, currency, political, information and other risks), and even where traded in U.S. dollars are subject to currency risk if the underlying security is traded in a foreign currency. Unsponsored depositary receipts are issued without the participation of the issuer of the underlying foreign security and there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored depositary receipts. Even if there is information available, there may not be a correlation between such information and the market value of the depositary receipts.

High Yield (“Junk”) Bonds

High yield securities are medium or lower rated securities and unrated securities of comparable quality, sometimes referred to as “high yield” or “junk” bonds. Generally, such securities offer a higher current yield than is offered by higher rated securities, but also are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the securities. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss because of default by issuers of these securities is significantly greater because medium and lower rated securities generally are unsecured and frequently subordinated to senior indebtedness. In addition, the market value of securities in lower rated categories is generally more volatile than that of higher quality securities, and the markets in which medium and lower rated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Fund to purchase and may also limit the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower rated debt obligations often have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If an issuer exercises that right, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for

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investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in lower rated zero coupon bonds may be more speculative and subject to greater fluctuations in value because of changes in interest rates than lower rated bonds that pay interest currently.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund (if applicable). Neither event will require sale of these securities by the Fund, but the portfolio manager will consider the event in determining whether the Fund should continue to hold the security.

Illiquid Investments and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid security is any security which the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. To the extent required by applicable law and SEC guidance, the Fund will not acquire an illiquid security if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of the Fund’s net assets. If at any time the portfolio manager determines that the value of illiquid securities held by the Fund exceeds 15% of the Fund’s net assets, the portfolio manager will take such steps as it considers appropriate to reduce the percentage within a reasonable period of time consistent with applicable regulatory requirements. Because illiquid investments may not be readily marketable, the Fund may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid investments may cause the net asset value of the Fund to decline.

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. Under SEC regulations, certain restricted securities acquired through private placements can be traded freely among qualified purchasers. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. Investing in these restricted securities could have the effect of increasing the Fund’s illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.

Restricted securities may be sold only (1) pursuant to SEC Rule 144A or another exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the 1933 Act. Rule 144A securities, although not registered in the U.S., may be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. As noted above, the Fund may determine that some Rule 144A securities are liquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Illiquid securities may be difficult to value, and the Fund may have difficulty disposing of such securities promptly. The Fund does not consider non-U.S. securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the U.S.

Liquidity Risk Management. Rule 22e-4 under the 1940 Act requires, among other things, that the Fund and other Franklin Templeton ETFs and open-end funds establish a liquidity risk management program (“LRMP”) that is reasonably designed to assess and manage liquidity risk. Rule 22e-4 defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund has implemented a LRMP designed to meet the relevant requirements. Additionally, the Board, including a majority of the Independent Trustees, approved the designation of the Fund’s LRMP administrator to administer such program and review no less frequently than annually a written report prepared by the LRMP administrator that addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation. There is no guarantee the LRMP will be effective in its operations, and complying with Rule 22e-4 or any amendment thereto, including bearing related costs, could impact the Fund’s performance and its ability to achieve its investment objective.

Investments in Other Investment Companies

Subject to applicable statutory and regulatory limitations described below, the Fund may invest in shares of other investment companies, including shares of open-end and closed-end investment companies affiliated or unaffiliated with the Fund, business development companies, exchange-traded funds and unregistered investment companies.

An investment in an investment company is subject to the risks associated with that investment company’s portfolio securities. Investments in closed-end funds may entail the additional risk that the market value of such investments may be substantially less than their net asset value. To the extent the Fund invests in shares of another investment company, the Fund will indirectly bear a proportionate share of that investment

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company’s advisory fees and other operating expenses. These fees are in addition to the advisory fees and other operational expenses incurred directly by the Fund. In addition, the Fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security.

Section 12(d)(1)(A) of the 1940 Act provides that a fund may not purchase or otherwise acquire the securities of other investment companies if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets. These limitations are subject to certain statutory and regulatory exemptions including Rule 12d1- 4, which permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions.

Among other conditions, the Rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the Rule imposes certain voting requirements when a fund’s ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the acquired fund, subject to certain exceptions. These restrictions may limit the Fund’s ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Fund’s flexibility with respect to making investments in those unaffiliated investment companies.

Investment in Money Market Funds

The Fund may invest in money market instruments, including money market funds managed by the Adviser or its affiliates and money market funds managed by unaffiliated advisers. Money market funds invest in high-quality, U.S. dollar- denominated short-term debt securities and must follow strict rules as to the credit quality, liquidity, diversification and maturity of their investments. The Fund may lose money on its investment in money market funds. If the Fund invests in money market funds it will indirectly bear its proportionate share of the management fees and other expenses that are charged by the money market fund in addition to the management fees and other expenses paid by the Fund. If the Fund invests in money market funds that are managed by the Adviser or its affiliates, it is possible that a conflict of interest among the Fund and the affiliated funds could affect how the Fund’s Adviser and its affiliates fulfill their fiduciary duty to the Fund and the affiliated funds.

Letters of Credit

The Fund may engage in trades of commercial paper and other short-term obligations that are backed by irrevocable letters of credit issued by banks which assume the obligation for payment of principal and interest in the event of default by an issuer. Only banks the securities of which, in the opinion of the Subadviser, are of investment quality comparable to other permitted investments of the Fund may be used for letters of credit-backed investments.

Leverage

The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest and other costs of borrowing, the net asset value of the Fund’s shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost of borrowings, or if there are losses, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. To reduce its borrowing, the Fund might be required to sell securities at a disadvantageous time. The Fund will incur interest expense on any money borrowed, and the Fund may therefore have little or no investment income during periods of substantial borrowings. The Fund may leverage its assets when, in the portfolio manager’s judgment, the potential benefits of the borrowing outweigh the risk and expense of the borrowing.

Loans

Loans are negotiated and underwritten by a bank or syndicate of banks and other institutional investors. The Fund may acquire an interest in loans through the primary market by acting as one of a group of lenders of a loan. The primary risk in an investment in loans is that the borrower may be unable to meet its interest and/or principal payment obligations. The occurrence of such a default with regard to a loan in which the Fund had invested would have an adverse effect on the Fund’s net asset value. In addition, a sudden and significant increase in market interest rates may cause a decline in the value of these investments and in the Fund’s net asset value. Other factors, such as rating downgrades, credit deterioration, or large downward movement in stock prices, a disparity in supply and demand of certain securities or market

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conditions that reduce liquidity could reduce the value of loans, impairing the Fund’s net asset value. Loans may not be considered “securities” for certain purposes and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Loans in which the Fund may invest may be collateralized or uncollateralized and senior or subordinate. Investments in uncollateralized and/or subordinate loans entail a greater risk of nonpayment than do investments in loans which hold a more senior position in the borrower’s capital structure or that are secured with collateral. In the case of collateralized senior loans, however, there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can or will be liquidated. As a result, the Fund might not receive payments to which it is entitled and thereby may experience a decline in the value of its investment and its net asset value. In the event of bankruptcy, liquidation may not occur and the court may not give lenders the full benefit of their senior positions. If the terms of a senior loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower.

The Fund may also acquire an interest in loans by purchasing participations (“Participations”) in and/or assignments (“Assignments”) of portions of loans from third parties. By purchasing a Participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a borrower. Participations typically will result in the Fund’s having a contractual relationship only with the lender and not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation.

When the Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the lender from which the Fund is purchasing the Assignments. Certain of the Participations or Assignments acquired by the Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

The Fund may acquire loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including loans of borrowers that have filed for bankruptcy protection. Although loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.

In addition, the Fund may have difficulty disposing of its investments in loans. The liquidity of such securities is limited and the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular loans or Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans may also make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund’s investments and calculating its net asset value.

The issuer of a loan may offer to provide material, non-public information about the issuer to investors, such as the Fund. The Fund’s portfolio manager may avoid receiving this type of information about the issuer of a loan either held by or considered for investment by the Fund, because of prohibitions on trading in securities of issuers while in possession of such information. The decision not to receive material, non-public information may place the Fund at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer.

Master Limited Partnerships (“MLPs”)

MLPs are limited partnerships or limited liability companies usually taxable as partnerships. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), storage, or the marketing of, or the provision of infrastructure related services relating to, minerals or other natural resources. The value of an investment in some MLPs may be directly affected by the prices of natural resources. The volatility and interrelationships of commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. The Fund’s investment in such an MLP may be adversely affected by market perceptions that the performance and distributions or

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dividends of MLPs are directly tied to commodity prices. In addition, MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major company (often an energy company), an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of up to 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results increase costs to the limited partners.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

General partner interests of MLPs are typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner. General partner interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner interests can be privately held or owned by publicly traded entities.

Market Sector Risk

To the extent the Fund may be significantly overweight or underweight in certain companies, industries or market sectors, the Fund’s performance may be more sensitive to developments affecting those companies, industries or sectors.

Money Market Instruments Generally

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or non-U.S. governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset- backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

Mortgage-Backed and Other Asset-Backed Securities – Generally

An asset-backed security is a fixed income security that derives its value primarily from cash flows relating to a pool of assets. There are a number of different types of asset-backed and related securities, including mortgage-backed securities, securities backed by other pools of collateral (such as automobile loans, student loans, sub-prime mortgages, and credit card receivables), collateralized mortgage obligations, and collateralized debt obligations.

Asset-backed and mortgage-backed securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, payments of principal of and interest on mortgage-backed securities and asset- backed securities are made more frequently

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than are payments on conventional debt securities. The average life of asset-backed and mortgage-backed securities is likely to be substantially less than the original maturity of the underlying asset pools as a result of prepayments or foreclosures of mortgages, as applicable. In addition, holders of mortgage-backed securities and of certain asset-backed securities (such as asset-backed securities backed by home equity loans) may receive unscheduled payments of principal at any time representing prepayments on the underlying mortgage loans or financial assets. When the holder of the security attempts to reinvest prepayments or even the scheduled payments of principal and interest, it may receive a rate of interest that is higher or lower than the rate on the mortgage-backed security or asset-backed security originally held. To the extent that mortgage-backed securities or asset-backed securities are purchased by the Fund at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. To the extent the loans underlying a security representing an interest in a pool of mortgages or other assets are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the Fund was at a discount from par). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the Fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining interest rates because, among other reasons, it may be possible for borrowers to refinance their outstanding obligation at lower interest rates. When market interest rates increase, the market values of asset-backed and mortgage-backed securities decline. At the same time, however, refinancing slows, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of asset- backed and mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities.

Changes in the market’s perception of the mortgages or assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, will all affect the value of an asset-backed or mortgage-backed security, as will the exhaustion of any credit enhancement.

The risks of investing in asset-backed and mortgage-backed securities ultimately depend upon the payment of the underlying loans by the individual borrowers. In its capacity as purchaser of an asset-backed security or mortgage-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by the borrower. The risk of non-payment is greater for asset-backed and mortgage-backed securities that are backed by pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting loan repayments may include a general economic turndown and high unemployment. Mortgage-backed securities may be adversely affected by a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. Developments following the onset of COVID-19 have adversely impacted the commercial real estate markets, causing the deferral of mortgage payments, renegotiated commercial mortgage loans, commercial real estate vacancies or outright mortgage defaults, and potential acceleration of macro trends such as work from home and online shopping which may negatively impact certain industries, such as brick-and-mortar retail.

Additional information regarding different types of asset-backed and mortgage-backed securities is provided below.

Governmental, government-related or private entities may create pools of loan assets offering pass-through investments in addition to those described below. As new types of asset-backed or mortgage-backed securities are developed and offered to investors, the portfolio manager may, consistent with the Fund’s investment objective and policies, consider making investments in such new types of securities.

Mortgage-backed securities. Mortgage-backed securities (“MBS”) represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others, to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are assembled for sale to investors (such as the Fund) by various governmental or government-related agencies and private organizations, such as dealers.

Government-sponsored MBS. Some government sponsored mortgage-related securities are backed by the full faith and credit of the United States. The Government National Mortgage Association (“Ginnie Mae”), the principal guarantor of such securities, is a wholly-owned United States government corporation within the Department of Housing and Urban Development. Other government-sponsored mortgage-related securities are not backed by the full faith and credit of the United States government. Issuers of such securities include Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Fannie Mae is a government-sponsored corporation which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mac is a stockholder-owned corporation chartered by Congress and subject to general regulation by the Department of Housing and Urban Development. Participation certificates representing interests in mortgages from Freddie Mac’s national portfolio are guaranteed as to the timely payment of

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interest and ultimate collection of principal by Freddie Mac. The U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, but there can be no assurances that it will support these or other government-sponsored entities in the future.

Privately issued MBS. Unlike MBS issued or guaranteed by the U.S. government or certain government-sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself.

In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

Privately issued mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Adjustable rate mortgage-backed securities. Adjustable rate mortgage-backed securities (“ARMBS”) are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. Adjustable rate mortgages eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for a set number of scheduled monthly payments.

After that schedule of payments has been completed, the interest rates of the adjustable rate mortgages are subject to periodic adjustment based on changes to a designated benchmark index.

Mortgages underlying most ARMBS may contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the mortgage. In addition, certain adjustable rate mortgages provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the maximum rate for the adjustable rate mortgages underlying an ARMBS, the ARMBS’ coupon may represent a below market rate of interest. In these circumstances, the market value of the ARMBS will likely have fallen. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgages that remain in the mortgage pool underlying the ARMBS may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. In addition, the current yields on ARMBS may be different than market yields during interim periods between coupon reset dates.

Stripped mortgage-backed securities. Stripped mortgage-backed securities (“SMBS”) are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only class), while the other class will receive all of the principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a NRSRO.

SMBS have greater volatility than other types of securities. Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, the secondary market for SMBS may be more volatile and have lower liquidity than that for other MBS, potentially limiting the Fund’s ability to buy or sell SMBS at any particular time.

Collateralized mortgage obligations. Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation (“CMO”). CMOs represent interests in a short-term, intermediate-term or long- term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and to the long-term CMO

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last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker-dealers, and by government agencies, such as Fannie Mae and Freddie Mac. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities. In addition, in the event of a bankruptcy or other default of a broker that issued the CMO held by the Fund, the Fund could experience delays in liquidating both its position and losses. The Fund may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs. The Fund may also invest in “stripped” CMOs, which represent only the income portion or the principal portion of the CMO. The values of stripped CMOs are very sensitive to interest rate changes; accordingly, these instruments present a greater risk of loss than conventional mortgage-backed securities.

Tiered index bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the “strike” rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond would decline and may be considerably more volatile than that of a fixed-rate bond.

Other Asset-Backed Securities – Additional Information

Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. These securities include securities backed by pools of automobile loans, educational loans, home equity loans, and credit card receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities. These securities may be subject to the risks described above under “Mortgage-Backed and Other Asset-Backed Securities — Generally,” including risks associated with changes in interest rates and prepayment of underlying obligations.

Certain types of asset-backed securities present additional risks that are not presented by mortgage-backed securities.

In particular, certain types of asset-backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit card receivables are unsecured. Even when security interests are present, the ability of an issuer of certain types of asset-backed securities to enforce those interests may be more limited than that of an issuer of mortgage-backed securities. For instance, automobile receivables generally are secured by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. In addition, because of the large number of underlying vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the automobiles. Therefore, recoveries on repossessed automobiles may not be available to support payments on these securities.

In addition, certain types of asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. In the case of certain consumer debt, such as credit card debt, debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on their credit cards (or other debt), thereby reducing their balances due. For instance, a debtor may be able to offset certain damages for which a court has determined that the creditor is liable to the debtor against amounts owed to the creditor by the debtor on his or her credit card.

Additionally, an asset-backed security is subject to risks associated with the servicing agent’s or originator’s performance. For example, a servicing agent or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral.

Asset-backed commercial paper. The Fund may purchase commercial paper, including asset-backed commercial paper (“ABCP”) that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to the Fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

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Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and the Fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.

Collateralized debt obligations. The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund.

For both CBOs and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the collateral may decline in value or default or its credit rating may be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.

Forward Roll Transactions

In a forward roll transaction, also known as a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. The Fund may enter into a forward roll transaction commitment with the intention of entering into an offsetting transaction whereby, rather than accepting delivery of the security on the specified future date, the Fund sells the security and then agrees to repurchase a similar security at a later time. In this case, the Fund forgoes interest on the security during the roll period and is compensated by the interest earned on the cash proceeds of the initial sale of the security and by the difference between the sale price and the lower repurchase price at the future date.

Forward roll transactions involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a forward roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the forward roll transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Forward roll transactions may have a leveraging effect on the Fund, making the value of an investment in the Fund more volatile and increasing the Fund’s overall investment exposure. Successful use of forward roll transactions may depend on the portfolio manager’s ability to correctly predict interest rates and prepayments. There is no assurance that forward roll transactions can be successfully employed.

Preferred Securities

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There are two basic types of preferred securities: traditional and hybrid-preferred securities. Traditional preferred securities consist of preferred stock issued by an entity taxable as a corporation. Preferred stocks, which may offer fixed or floating rate dividends, are perpetual instruments and considered equity securities. Preferred stocks are subordinated to debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than debt instruments. Alternatively, hybrid-preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Traditional Preferred Securities. Traditional preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on preferred securities may be cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case, all accumulated dividends must be paid before any dividend on the common stock can be paid. However, many traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. There is no assurance that dividends or distributions on the traditional preferred securities in which the Fund invests will be declared or otherwise made payable. Preferred securities may also contain provisions under which payments must be stopped (i.e., stoppage is compulsory, not discretionary). The conditions under which this occurs may relate to, for instance, capitalization levels. Hence, if a company incurs significant losses that deplete retained earnings automatic payment stoppage could occur. In some cases the terms of the preferred securities provide that the issuer would be obligated to attempt to issue common shares to raise funds for the purpose of making the preferred payments. However, there is no guarantee that the issuer would be successful in placing common shares.

Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation preference that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by, among other factors, favorable and unfavorable changes impacting the issuer or industries in which they operate, movements in interest rates and inflation, and the broader economic and credit environments, and by actual and anticipated changes in tax laws, such as changes in corporate and individual income tax rates. Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced, and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.

Hybrid-Preferred Securities. Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid- preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the maximum deferral period is five years. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the hybrid preferred securities have not been made), these hybrid-preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid-preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Hybrid-preferred securities include, but are not limited to, trust preferred securities (TRUPS®); enhanced trust preferred securities (Enhanced TRUPS®); trust-originated preferred securities (TOPrS®); monthly-income preferred securities (MIPS®); quarterly- income bond securities (QUIBS®); quarterly-income debt securities (QUIDS®); quarterly-income preferred securities (QUIPSSM); corporate trust securities (CorTS®); public income notes (PINES®); and other hybrid-preferred securities. Hybrid-preferred securities are typically issued with a final maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many hybrid-preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), and the operating company deducts for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the hybrid-preferred securities are generally treated as interest rather than dividends for U.S. federal income tax purposes and, as such, are not eligible for the dividends-received deduction for

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corporate taxpayers or the reduced rates of tax that apply to qualified dividend income for non-corporate taxpayers. The trust or special purpose entity in turn is a holder of the operating company’s debt and has priority with respect to the operating company’s earnings and profits over the operating company’s common stockholders, but is typically subordinated to other classes of the operating company’s debt. Typically a preferred security has a credit rating that is lower than that of its corresponding operating company’s senior debt securities.

Within the category of hybrid-preferred securities are senior debt instruments that trade in the broader preferred securities market. These debt instruments, which are sources of long-term capital for the issuers, have structural features similar to other preferred securities such as maturities ranging from 30 years to perpetuity, call features, quarterly payments, exchange listings and the inclusion of accrued interest in the trading price. Preferred securities may be subject to changes in regulations and there can be no assurance that the current regulatory treatment of preferred securities will continue.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs. Like mutual funds, REITs have expenses, including advisory and administration fees paid by certain REITs and, as a result, the Fund is indirectly subject to those fees if the Fund invests in REITs.

Investing in REITs, or in real estate linked derivative instruments linked to the value of REITs, involves certain risks, including declines in the value of the underlying real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants. Equity REITs may also be subject to property and casualty risks as their insurance policies may not completely recover repair or replacement of assets damaged by fires, floods, earthquakes or other natural disasters. In addition, global climate change may have an adverse effect on property and security values. A rise in sea levels or an increase in flooding could cause certain properties to lose value or become unmarketable altogether. Losses related to climate change could adversely affect the value of REITs. REITs whose underlying assets are concentrated in properties used by a particular industry, such as healthcare, are also subject to industry-related risks. Certain “special purpose” REITs may invest their assets in specific real estate sectors, such as hotels, nursing homes or warehouses, and are therefore subject to the risks associated with adverse developments in any such sectors.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed income obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. If the REIT invests in adjustable rate debt instruments the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations. However, REIT shares can be more volatile than, and perform differently from, larger company securities since REITs tend to be small- to medium-sized companies in relation to the equity markets as a whole. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REITs are dependent upon the skills of their managers and are generally not diversified. REITs may be highly leveraged, and financial covenants may affect the ability of REITs to operate effectively. REITs are generally dependent upon maintaining cash flows to repay borrowings, to cover operating costs, and to make distributions to shareholders and are subject to the risk of default by lessees and borrowers. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. If REITs are net sellers of assets or do not reinvest principal, they are also subject to self-liquidation. In addition, REITs could possibly fail to qualify for favorable tax treatment of net income and gains under the Code or to maintain their exemptions from registration as an investment company under the 1940 Act. In the event of any such failure to qualify as a REIT under the Code, the company would be subject to corporate level taxation, significantly reducing the return to the Fund on its investment in such company.

Redemption Risk

The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors

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with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. The Fund’s redemption risk is increased if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the Fund’s Adviser. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Repurchase Agreements

Under the terms of a typical repurchase agreement, the Fund would acquire one or more underlying debt securities from a counterparty (typically a bank or a broker-dealer), subject to the counterparty’s obligation to repurchase, and the Fund to resell, the securities at an agreed-upon time and price. The Fund may enter into repurchase agreements where the underlying collateral consists entirely of cash items and/or securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises. The Fund may also enter into repurchase agreements where the underlying collateral consists of other types of securities, including securities the Fund could not purchase directly. For such repurchase agreements, the underlying securities which serve as collateral may include, but are not limited to, U.S. government securities, municipal securities, corporate debt obligations, asset-backed securities (including collateralized mortgage obligations (“CMOs”)), convertible securities and common and preferred stock and may be of below investment grade quality. The repurchase price is typically greater than the purchase price paid by the Fund, thereby determining the Fund’s yield. A repurchase agreement is similar to, and may be treated as, a secured loan, where the Fund loans cash to the counterparty and the loan is secured by the underlying securities as collateral. All repurchase agreements entered into by the Fund are required to be collateralized so that at all times during the term of a repurchase agreement, the value of the underlying securities is at least equal to the amount of the repurchase price. Also, the Fund or its custodian is required to have control of the collateral, which the portfolio manager believes will give the Fund a valid, perfected security interest in the collateral.

Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk that there may be a limited market or no market for disposition of such underlying securities, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. The Fund will seek to mitigate these risks but there is no guarantee that such efforts will be successful. If the Fund enters into a repurchase agreement involving securities the Fund could not purchase directly, and the counterparty defaults, the Fund may become the holder of such securities. Repurchase agreements collateralized by securities other than U.S. government securities may be subject to greater risks and are more likely to have a term to maturity of longer than seven days. Repurchase agreements with a maturity of more than seven days are considered to be illiquid.

Repurchase agreements may be entered into or novated with a financial clearinghouse, which would become the Fund’s counterparty. The Fund would then become subject to the rules of the clearinghouse, which may limit the Fund’s rights and remedies (including recourse to collateral) or delay or restrict the rights and remedies, and expose the Fund to the risks of the clearinghouses’ insolvency.

Pursuant to an exemptive order issued by the SEC, the Fund, along with other affiliated entities managed by the Adviser, may transfer uninvested cash balances into one or more joint accounts for the purpose of entering into repurchase agreements secured by cash and U.S. government securities, subject to certain conditions.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of a secured borrowing by the Fund and creates leverage in the Fund’s portfolio. In a reverse repurchase transaction, the Fund sells a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the Fund received when it sold the instrument, representing the equivalent of an interest payment by the Fund for the use of the cash. During the term of the transaction, the Fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

The Fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in the Fund’s Prospectus or this SAI, the Fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the Fund’s portfolio manager in other securities or instruments in an effort to increase the Fund’s investment returns.

During the term of the transaction, the Fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When the Fund reinvests the proceeds of a reverse repurchase agreement in other securities, the Fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like

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other forms of leverage, this makes the value of an investment in the Fund more volatile and increases the Fund’s overall investment exposure. In addition, if the Fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the Fund’s return.

When the Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

In addition, the Fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the Fund’s strategy and result in lower fund returns.

The Fund will treat reverse repurchase agreements and similar financing transactions either (i) consistently with Section 18 of the 1940 Act by maintaining asset coverage of at least 300% of the value of such transactions or (ii) as derivatives transactions for purposes of Rule 18f-4, including, as applicable, the value-at-risk based limit on leverage risk.

Securities Lending

The Fund may lend its portfolio securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of such securities, is continuously maintained by the other party with the Fund. During the pendency of the transaction, the other party will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the other party who has delivered equivalent collateral. These transactions are subject to termination at the option of the Fund or the other party. The Fund may pay administrative and custodial fees in connection with these transactions and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the other party or placing agent or broker.

Although voting rights or rights to consent with respect to the relevant securities generally pass to the other party, the Fund will make arrangements to vote or consent with respect to a material event affecting such securities. The risks in lending portfolio securities include possible delays in recovering or the failure to recover the securities and possible loss of rights in the collateral should the borrower fail financially. The Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may decline before the Fund can dispose of it. If the Fund receives cash as collateral and invests that cash, the Fund is subject to the risk that the collateral will decline in value before the Fund must return it to the counterparty. Subject to the foregoing, loans of fund securities are effectively borrowings by the Fund and have economic characteristics similar to reverse repurchase agreements. The Fund does not currently intend to engage in securities lending, although it may engage in transactions (such as reverse repurchase agreements) which have similar characteristics.

Short Sales

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of the security, also known as “naked” short sales. To make delivery to the buyer, the Fund must borrow the security. The Fund is then obligated to replace the borrowed security by purchasing the same security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The lender of the security is entitled to retain the proceeds from the short sale and/or other collateral until the Fund replaces the borrowed security. Until the security is replaced, the Fund is required to pay to the lender the amount of any dividends or interest paid on shares sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

The Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the Fund purchases a security to replace the borrowed security. On the other hand, the Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay the lender. There is also a risk that a borrowed security will need to be returned to the lender on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. It should be noted that possible losses from short sales differ from those losses that could arise from a cash investment in a security because

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losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

Short Sales Against the Box. The Fund may also make short sales “against the box,” meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or owns securities convertible into or exchangeable, without payment of further consideration, for securities of the same issues as, and in an amount equal to, the securities sold short. Short sales “against the box” result in a “constructive sale” and may require the Fund to recognize any gain unless an exception to the constructive sale rule applies.

Small and Mid Cap Companies

Investments in securities of companies with small and medium market capitalizations may offer greater opportunity for appreciation than larger companies, but involve special risks. The securities of those companies may be subject to more abrupt fluctuations in market price and may be more sensitive to economic conditions than larger, more established companies. Small and mid cap company stock prices may, to a degree, fluctuate independently of larger company stock prices, i.e., small and mid cap company stocks may decline in price as the prices of large company stocks rise or vice versa.

Small and mid cap companies may have newer or limited product lines, limited markets or financial resources, or they may be dependent upon a limited or inexperienced management group. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of small and mid cap companies may not be widely traded and it may be difficult for the Fund to dispose of such securities, or receive an advantageous price.

Small and mid cap companies may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small cap companies.

Some small and mid cap companies also may be relatively new issuers, which carries risks in addition to the risks of other small and mid cap companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Structured Notes and Related Instruments

“Structured” notes and other related instruments, including indexed securities, are derivative debt instruments, the interest rate or principal of which is determined by an unrelated underlying instrument (for example, a currency, security, commodity or index thereof). Structured instruments are generally privately negotiated debt obligations issued by corporations, including banks, as well as by governmental agencies and frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the underlying instrument while the instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the underlying instrument or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. Investment in indexed securities and structured notes involves certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain indexed securities or structured notes, a decline in the underlying instrument may cause the interest rate to be reduced to zero, and any further declines in the underlying instrument may then reduce the principal amount payable on maturity. Finally, these securities may have lower liquidity than other types of securities and may be more volatile than their underlying instruments. Subordinated “structured” notes, which are subordinated to the right of payment of another class of the structured note, typically have higher yields and present greater risks than unsubordinated “structured” notes.

Subordinated Securities

Subordinated securities include securities which are subordinated or “junior” to more senior securities of the issuer, or which represent interests in pools of such subordinated or junior securities. Such securities may include so-called “high yield” or “junk” bonds (i.e., bonds that are rated below investment grade by a rating agency or that are determined by the Fund’s portfolio manager to be of equivalent quality) and preferred stock. Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities). As a result, subordinated or junior securities will be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer.

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Temporary Defensive Investing

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of investment grade, government, corporate and money market instruments and short-term debt securities or holding cash without regard to any percentage limitations. If a significant amount of the Fund’s assets is used for defensive investing purposes, the Fund will be less likely to achieve its investment objective. Although the portfolio manager has the ability to take defensive positions, they may choose not to do so for a variety of reasons, even during volatile market conditions.

Trade Policy

The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries, including Mexico, have threatened retaliatory tariffs on certain U.S. products.

Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments. Trade policy may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which the Fund invests and other adverse impacts on the Fund’s overall performance.

U.S. Government Securities

U.S. Government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years); (2) obligations issued or guaranteed by

U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the

U.S. Government (such as certificates issued by the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as securities issued by the Federal National Mortgage Association); or (d) only the credit of the agency or instrumentality (such as securities issued by the Federal Home Loan Mortgage Corporation); and (3) obligations issued by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to a market crisis or otherwise. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington

D.C. Armory Board and any other instrumentality established or sponsored by the U.S. Government.

In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates and other factors. In addition, any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity will be adversely impacted.

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U.S. Treasury Obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. Treasury bills, with maturities normally from 4 weeks to 52 weeks, are typically issued at a discount as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and typically pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi- annually. U.S. Treasury obligations also include STRIPS, TIPS, and FRNs. STRIPS are Treasury obligations with separately traded principal and interest component parts of such obligations that are transferable through the federal book-entry system. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued through depository financial institutions, which then trade the component parts separately. Each interest payment and the principal payment becomes a separate zero-coupon security. STRIPS pay interest only at maturity. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. TIPS are Treasury Inflation-Protected Securities, the principal of which increases with inflation and decreases with deflation. The inflation adjustment is based on a three month-lagged value of the non-seasonally adjusted Consumer Price Index for Urban Consumers (CPI-U). TIPS entitle the holder, upon maturity, to the adjusted principal or original principal, whichever is greater, thus providing a deflation floor. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation. However, because the interest rate is fixed, TIPS may lose value when market interest rates increase, particularly during periods of low inflation. FRNs are floating rate notes, the interest on which is indexed to the most recent 13-week Treasury bill auction High Rate, which is the highest accepted discount rate in a Treasury bill auction.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate.

The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a corporate bond index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters may provide the Fund with a certain degree of protection against rising interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

A floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in some floaters is associated with greater volatility in their market values.

The Fund may also invest in variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Fund to dispose of a variable or floating rate note if the issuer were to default on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

Warrants and Rights

Warrants are instruments that give the holder the right to purchase equity securities at a specific price valid for a specified time period. Warrants are typically issued with preferred stock or bonds but can often be traded separately from the securities with which they were initially sold. Warrants may be purchased with values that vary depending on the change in value of one or more specified indexes (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index. Rights are similar to warrants but typically have a shorter duration than warrants and are issued directly by an issuer to existing stockholders and provide those holders the right to purchase additional shares of stock at a later date.

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Warrants and rights may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the issuer. The prices of warrants and rights do not necessarily move with the prices of the underlying securities. If the market price of the underlying security does not exceed the exercise price of the warrant or right plus the cost thereof before the expiration date, the Fund could sustain losses despite advantageous changes in the market price of the underlying security. Warrants and rights not exercised before their expiration date cease to have value.

Low Exercise Price Call Warrants. Low exercise price call warrants, sometimes also referred to as equity-linked participation certificates, are used to gain exposure to stocks in difficult to access local markets. These warrants typically have a strike price set where the value of the warrants will be identical to the price of the underlying stock. The value of these warrants fluctuates in line with the value of the underlying stock price and therefore, the risk and return profile of the warrants is very similar to owning the underlying securities, but the Fund may also be exposed to the risk of the counterparty that issued the warrant. These warrants have no voting rights. Dividends issued to the warrant issuer by the underlying issuer will be distributed to the warrant holders, net of any taxes or commissions imposed by the local jurisdiction in respect of the receipt of such amount. In addition, these warrants are not exchangeable into the ordinary shares of the underlying stock. These warrants are typically sold in private placement transactions and may be classified as derivative instruments.

When-Issued Securities and Forward Commitments

Securities may be purchased on a “when-issued” or “to be announced” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the “when-issued” securities are fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the securities, takes place at a later date. In a “to be announced” transaction, the Fund commits to purchase securities for which all specific information is not known at the time of the trade.

Securities purchased on a “when-issued” or “forward delivery” basis are subject to changes in value based upon the market’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these securities experiences appreciation when interest rates decline and depreciation when interest rates rise. Purchasing securities on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself.

An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when-issued” basis may increase the volatility of its net asset value.

Zero Coupon, Pay-In-Kind and Deferred Interest Securities

Zero Coupon Bond. A zero coupon bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero coupon bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero coupon bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. Zero coupon bonds with a fixed maturity date of more than one year from the date of issuance will be treated as debt obligations that are issued originally at a discount for U.S. federal income tax purposes. Generally, the original issue discount (“OID”) is treated as interest income and is included in the Fund’s income and required to be distributed by the Fund over the term of the bond, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the bond. The Fund may thus be required to pay out as an income distribution each year an amount which is greater than the total amount of cash the Fund actually received, and may have to dispose of other securities, including at times when it may be disadvantageous to do so, to generate the cash necessary for the distribution of income attributable to its zero coupon bonds.

Pay-In-Kind Securities. Pay-in-kind securities are bonds which pay interest through the issuance of additional debt or equity securities. Pay-in-kind securities have characteristics similar to those of zero coupon securities, but interest on such securities may be paid in the form of obligations of the same type rather than cash. Similar to zero coupon obligations, pay-in- kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Similar to zero coupon bonds, current U.S. federal income tax law requires the holder of pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for U.S. federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

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Deferred Interest Bonds. Deferred interest bonds are debt obligations that generally provide for a period of delay before the regular payment of interest begins and that are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond’s term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash.

Zero-coupon, pay-in-kind and deferred interest securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

SEC Names Rule Requirement

LVIP ClearBridge Large Cap Growth Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities, or other instruments with similar economic characteristics, of U.S. companies with large market capitalizations.

LVIP ClearBridge Large Cap Value Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations.

LVIP ClearBridge Dividend Strategy Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities, or other investments with similar economic characteristics, that pay dividends or are expected to initiate their dividends over time.

Portfolio Transactions and Brokerage

The Funds’ Adviser or sub-adviser (as applicable) (collectively referred to as the Adviser) are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser currently provides investment advice to a number of other clients. The Adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser, as the case may be).

On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.

In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review the commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser regards as a useful supplement of its own internal research capabilities.

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The Adviser may, from time-to-time, direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser; in addition, the Adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and not solely or necessarily for the benefit of the Funds. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.

During the last three fiscal years ended December 31, 2024, 2023 and 2022, the Acquiring Funds did not incur brokerage commissions as they had not commenced operations. During the fiscal years ended December 31, 2024, 2023 and 2022, the Target Funds incurred aggregate brokerage commissions as follows:

Brokerage and Research Services

	2024	2023		2022
ClearBridge Variable Appreciation Portfolio	$68,503	$65,825		$57,942
ClearBridge Variable Dividend Strategy Portfolio	$95,837	$78,457		$63,344
ClearBridge Variable Large Cap Growth Portfolio	$34,644	$20,717		$25,057
ClearBridge Variable Large Cap Value Portfolio	$21,183	$39,733	*	$17,800

*

The increase in aggregate brokerage commissions paid between the fiscal periods December 31, 2022 and December 31, 2023 was due to increased portfolio turnover in the fiscal period ended December 31, 2023.

The table below shows, for the Target Funds, the amount of transactions for the fiscal year ended December 31, 2024 that were directed to firms that provided research services and the commissions paid on such transactions.

	Total Amount of Brokerage Transactions Related to Research Services	Total Commissions Paid on Transactions Related to Research Services
ClearBridge Variable Appreciation Portfolio	$369,648,591	$46,298
ClearBridge Variable Dividend Strategy Portfolio	$163,827,143	$60,132
ClearBridge Variable Large Cap Growth Portfolio	$165,021,260	$24,854
ClearBridge Variable Large Cap Value Portfolio	$94,158,068	$13,297

Purchases of Securities of “Regular” Brokers or Dealers

As of the fiscal year ended December 31, 2024, the Acquiring Funds held no securities of regular broker-dealers, since the Acquiring Funds had not commenced operations. As of the fiscal year ended December 31, 2024, each Target Fund held investments in equity securities of its regular broker dealers as follows:

Fund Name	Name of Broker/Dealer	Value of Securities Owned (000’s)
ClearBridge Variable Appreciation Portfolio	JP Morgan Securities LLC	$34,096
	BOFA Securities Inc.	$26,444
ClearBridge Variable Dividend Strategy Portfolio	JP Morgan Securities LLC	$16,734
ClearBridge Variable Large Cap Value Portfolio	BOFA Securities Inc.	$6,164

As of December 31, 2024, ClearBridge Variable Large Cap Growth Portfolio did not hold securities issued by its regular broker-dealers.

No Commissions to Finance Distribution

The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Funds’ portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund’s brokerage commissions are not used to finance the distribution of Fund shares.

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Portfolio Turnover

A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Funds’ portfolio securities. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

Portfolio turnover rates are not available for the Acquiring Funds because the Acquiring Funds had not yet commenced operations as of December 31, 2024. The table below sets forth each Target Fund’s turnover rate (excluding short sales) for the two most recently completed fiscal years:

	2024	2023
ClearBridge Variable Appreciation Portfolio	17%	10%
ClearBridge Variable Dividend Strategy Portfolio	20%	16%
ClearBridge Variable Large Cap Growth Portfolio	14%	13%
ClearBridge Variable Large Cap Value Portfolio	17%	23%

Trustees and Officers

The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board no later than the end of the calendar year (December 31) that occurs after the earliest of (1) the Independent Trustee’s 75th birthday or (2) the 20th anniversary of the Trustee becoming a Board member.

The Trust’s officers are responsible for the Funds’ day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.

The term Fund Complex includes the 114 series of the Trust.

Interested Trustee

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
John Morriss* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Chairman and Trustee	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial since October 2025. Formerly: Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.	114	Lincoln Bain Capital Total Credit Fund since 2025 (1 portfolio); Lincoln Partners Group Royalty Fund since 2025 (1 portfolio); Lincoln Variable Insurance Products Trust since 2025 (114 portfolios)

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*

Mr. Morriss is an interested person of the Trust because he is a Director and an Officer of Lincoln Financial Investments Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Managing Director, CID Capital (private equity firm)	114	None

Peter F. Finnerty 66 Mason Terrace, Brookline, MA 02446 YOB: 1963	Trustee	Since July 2024	Retired; Formerly: US Mutual Fund Leader, Global Asset, Wealth Management Leader, and Partner of PricewaterhouseCoopers LLP (accounting firm)	114	Board of Directors of CBRE Global Real Estate Income Fund

Ken C. Joseph 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1962	Trustee	Since January 2022	Chief Compliance Officer, Braidwell L.P; Formerly: Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas, Kroll LLC	114

Board of Directors of

University Settlement

(Executive Committee); Board of Directors of

Harvard Kennedy School NY/NJ/CT Alumni Network (former President); Board of Directors of the University of North Carolina, School of Law Alumni Association

Barbara L. Lamb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since February 2019	Retired; Formerly: Managing Director for Finance and Administration, WH Trading, LLC (derivatives trading firm) (2016-2022)	114	South Suburban Humane Society

Pamela L. Salaway 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired	114	None

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Manisha A. Thakor 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1970	Trustee	Since January 2022	Independent Consultant of MoneyZen LLC; Formerly: Vice President, Brighton Jones	114	Board Member at The National Endowment for Financial Education since 2017

Brian W. Wixted 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1959	Trustee	Since February 2019	Managing Member, Brian Wixted, LLC; Formerly: Senior Consultant, CKC Consulting and an Advisory Partner, AI Capital; Formerly: Senior Vice President, Finance, and Fund Treasurer, Oppenheimer Funds, Inc. (mutual fund complex)	114	Thornburg Income Builder Opportunities Trust since 2020 (1 portfolio)

Nancy B. Wolcott 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired	114	FundVantage Trust since 2011 (32 portfolios); Third Avenue Trust since 2019 (4 portfolios); Third Avenue Variable Series Trust since 2019 (1 portfolio); Polen Credit Opportunities Fund since 2023 (1 portfolio)

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Officers of the Trust

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Matthew L. Arnold 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Vice President	Since December 2023	Vice President, Lincoln National Corporation

Matthew T. Berger 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2019	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.

Paul T. Chryssikos 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Senior Vice President, Chief Legal Officer and Assistant Secretary	Since October 2025	Senior Vice President, Chief Legal Officer, Assistant Secretary, Chief Counsel, Investment Management, Distribution and Risk, Lincoln Financial Investments Corporation.

Samuel K. Goldstein 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Vice President, Deputy Chief Legal Officer, and Assistant Secretary	Since October 2025; Formerly: Assistant Vice President and Assistant Secretary since June 2019	Vice President, Deputy Chief Legal Officer, and Assistant Secretary, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company; Vice President, Lincoln Life & Annuity Company of New York; Vice President, Lincoln National Corporation.

Gordon Huellmantel 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Senior Vice President	Since October 2025	Director, Senior Vice President, Head of Funds Management for Lincoln Financial and Chief Operating Officer, Lincoln Financial Investments Corporation; Formerly: Senior Vice President, General Account Investment Management Tea.

James J. Hoffmayer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Vice President, Treasurer, and Chief Accounting Officer	Since February 2024; Formerly: Assistant Vice President since November 2021	Vice President and Treasurer, Lincoln Financial Investments; Vice President and Director of Separate Account Operations and Mutual Fund Administration, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, Lincoln Financial Investments; Managing Director, SEI; Treasurer and Chief Financial Officer, SEI Family of Mutual Funds.

Michael C. Hoppe 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1988	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2018	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.

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Yun (Maria) Ma 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1978	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2015	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.

Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Since April 2018	Vice President, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.

John Morriss 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	President	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial. Formerly: Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.

Colleen E. O’ Leary 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1984	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2018	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Jay T. Shearon 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1972	Vice President	Since March 2024; Formerly: Assistant Vice President since December 2015	Assistant Vice President, Lincoln Financial Investments Corporation, Lincoln Life & Annuity Company of New York, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, Lincoln Variable Insurance Products Trust.

John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.

Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Since March 2022; Formerly, Vice President since May 2019	Senior Vice President and Head of Client Investment Strategies, Lincoln Financial Investments Corporation; Senior Vice President, Lincoln Life & Annuity Company of New York; Senior Vice President, Lincoln National Corporation; Senior Vice President, The Lincoln National Life Insurance Company; Formerly, Head of Product Management, Nationwide Investment Management Group.

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Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since April 2018	Vice President and Managing Director, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.

Trustee Qualifications

The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.

Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. He is currently a Managing Partner of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb often serves as a director of portfolio companies in which CID invests. He has previously served as a director of multiple other companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.

Peter F. Finnerty. Mr. Finnerty has served as a Trustee of Lincoln Variable Insurance Products Trust since 2024. Prior to July 2024, he was a partner of PricewaterhouseCoopers LLP where he served as US Mutual Fund Leader and Global Asset & Wealth Management Leader. Mr. Finnerty joined PricewaterhouseCoopers LLC (“PwC”) in 1985 and served as a partner since 1996 to the firm’s domestic and international investment management clients. Mr. Finnerty holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants. Through his experience, Mr. Finnerty provides the Board with accounting, auditing and financial services industry experience.

Ken C. Joseph. Mr. Joseph has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. He is currently the Chief Compliance Officer of Braidwell LP. Mr. Joseph was previously a Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas for Kroll LLC (formerly Duff & Phelps, LLC). Mr. Joseph served for over 20 years at the U.S. Securities & Exchange Commission, including as Associate Director/Senior Officer in the Division of Examinations (formerly known as the Office of Compliance Inspections and Examinations), and as an Assistant Director in the Division of Enforcement. He also served as an Associate Dean of St. John’s University, NY. Currently, he serves on the Board of Directors of the Harvard Kennedy School NY/NJ/CT Alumni Network (former President), University Settlement (Executive Committee), and the University of North Carolina, School of Law Alumni Association. Mr. Joseph provides the board with compliance, securities law and business experience.

Barbara L. Lamb. Ms. Lamb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. She retired from WH Trading LLC in 2022. Ms. Lamb served as a Managing Director of Finance and Administration for WH Trading LLC from 2015-2022. She previously served as a Managing Director of Cheiron Trading LLC from 2012-2015 and a Financial Officer for Valorem Law Group, LLC from 2008-2009. Previously, she served as Chief Development Officer for Market Liquidity, LLC from 1999-2001. Ms. Lamb served as Chief Credit Officer, Senior Vice President, and Director for The Chicago Corporation from 1986-1998 and in several finance and development positions from 1980-1986. Ms. Lamb holds the Chartered Financial Analyst Designation and is a member of the CFA Institute of Chicago. Through her experience, Ms. Lamb provides the board with risk management and investing insight.

John Morriss. Mr. Morriss has served as the Chairman and as a Trustee of Lincoln Variable Insurance Products Trust since October 2025. Mr. Morriss is the Executive Vice President and Chief Investment Officer for Lincoln Financial. In this role, Morriss provides executive leadership, strategic direction, and oversight of the company’s general account, funds management and private markets investment strategies, with more than $300 billion in assets under management. He leads a team of investment professionals focused on portfolio construction, asset allocation, sub-advisor due diligence, and the development of equity, fixed income, and alternative investment strategies. He reports to Ellen Cooper, Chairman, President and CEO, and is a member of the company’s Senior Management Committee.

Morriss has more than 30 years of investment experience. Prior to his current role at Lincoln, he served as Head of Public and Private Fixed Income at Fortitude Re, overseeing the organization’s insurance-focused investment portfolios. Prior to joining Fortitude Re in 2020, he held the role of Senior Vice President of Fixed Income Investments at Lincoln for four years. Earlier he spent 18 years at TIAA, where he held leadership roles spanning structured finance research, international and high-yield credit, portfolio management, and fixed income research. He began his career as a currency trader at Chase Manhattan Bank.

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Morriss holds a Bachelor of Arts in History from the College of the Holy Cross and an MBA in Finance from New York University’s Stern School of Business.

Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time, she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.

Manisha A. Thakor. Ms. Thakor has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. Ms. Thakor currently serves at MoneyZen LLC, which she founded in 2009. From 2018-2020, Ms. Thakor served as Vice President at Brighton Jones. From 2015-2017, Ms. Thakor served as Director of Wealth Strategies for Women at Buckingham Financial. She is a Board member of The National Endowment for Financial Education. Ms. Thakor is also a Chartered Financial Analyst (CFA) charterholder and Certified Financial Planner (CFP®). Ms. Thakor provides the Board with investment management experience and financial services industry insight.

Brian W. Wixted. Mr. Wixted has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. Mr. Wixted formerly served as a consultant for CKC Consulting and since 2019, as an Advisory Partner with AI Capital. Mr. Wixted served as the Senior Vice President of Finance and Fund Treasurer of the Oppenheimer Funds from 1999-2016. He served as the Principal and Chief Operating Officer of Bankers Trust Company’s Mutual Funds Group from 1995-1999 and the Vice President and Chief Financial Officer for CS First Boston Investment Management Corp from 1991-1995. Mr. Wixted served as Vice President and Accounting Manager with Merrill Lynch Asset Management from 1987-1991. From 1981-1987, he held several accounting positions with brokerage and accounting firms. Mr. Wixted holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants and the New York State Society of Certified Public Accountants. Through his experience, Mr. Wixted provides mutual fund, investment management and financial services industry insight.

Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery at BNY Mellon Asset Servicing from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Prior to that, Ms. Wolcott served as Executive Vice President of the predecessor firm, PFPC Worldwide Inc., from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial services industry insight.

Board Oversight

The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management of the Funds. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently composed of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Trustee). The Interested Trustee serves as the Chairperson of the Board.

The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Ms. Wolcott currently serves as the Lead Independent Trustee.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board and its committees meet frequently throughout the year to oversee the Funds’ activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Board regularly requests and/or receives reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Funds’ expenses, oversee compliance with regulatory requirements, and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.

As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds’ investment performance with the Adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address risks. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act and a quarterly report regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee a minimum of three times each calendar year.

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The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.

Board Committees

Audit Committee. The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Ken C. Joseph, Barbara L. Lamb, Nancy B. Wolcott and Brian W. Wixted (Chair). The Audit Committee met four times during the last fiscal year.

Investment Committee. The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Steve A. Cobb (Chair), Peter F. Finnerty, Pamela L. Salaway and Manisha A. Thakor. The Investment Committee met four times during the last fiscal year.

Nominating and Governance Committee. The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The Board has adopted a charter for the Nominating and Governance Committee setting forth such Committee’s responsibilities. The members of the Nominating and Governance Committee are Independent Trustees: Steve A. Cobb, Peter F. Finnerty, Ken C. Joseph, Barbara L. Lamb, Pamela L. Salaway, Manisha A. Thakor (Chair), Brian W. Wixted, and Nancy B. Wolcott. The Nominating and Governance Committee met four times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.

Ownership of Securities

As of December 31, 2025, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2025, the dollar range of equity securities owned beneficially by each Trustee in the Acquiring Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Acquiring Funds is as follows:

Interested Trustee

Name of Trustee	Dollar Range of Equity Securities in the Acquiring Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John Morrissi	None	None

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in the Acquiring Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb	LVIP Baron Growth Opportunities Fund — $50,001 – $100,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Dimensional U.S. Equity Managed Volatility Fund — $10,001 – $50,000
	LVIP SSGA S&P 500 Index Fund — $50,001 – $100,000	Over $100,000
Peter Finnerty	None	None
Ken C. Joseph	LVIP Vanguard Domestic Equity ETF Fund — over $100,000	Over $100,000
Barbara L. Lamb	LVIP Dimensional U.S. Core Equity 1 Fund — $10,001 – $50,000
LVIP Dimensional U.S. Core Equity 2 Fund — $10,001 — $50,000
LVIP Vanguard Bond Allocation Fund — $10,001 – $50,000
	LVIP Dimensional International Core Equity Fund — $10,001 – $50,000	Over $100,000
Pamela L. Salaway	LVIP SSGA S&P 500 Index Fund — Over $100,000 LVIP Baron Growth Opportunities Fund — $50,001 – $100,000 LVIP Mondrian International Value Fund — $10,001 – $50,000	Over $100,000
Manisha A. Thakor	LVIP SSGA Small Cap Index Fund — $50,001 – $100,000 LVIP SSGA Nasdaq-100 Index Fund — $50,001 – $100,000	Over $100,000

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Brian Wixted	LVIP SSGA S&P 500 Fund — $10,001 – $50,000
LVIP SSGA Short Term Bond Index Fund — $10,001 – $50,000
LVIP SSGA Mid Cap Index Fund — $10,001 — $50,000
LVIP SSGA Small-Cap Index. Fund — $10,001 — $50,000
LVIP JPMorgan Retirement Income Fund — $10,001 — $50,000
LVIP American Growth-Income Fund — $10,001 — $50,000
LVIP JPMorgan High Yield Fund – Under $10,000
LVIP SSGA International Index Fund – Under $10,000
LVIP Mondrian Global Income Fund – Under $10,000
LVIP Macquarie US REIT Fund – Under $10,000
LVIP SSGA Emerging Markets Equity Index Fund – Under $10,000
LVIP AllianceBernstein Growth Fund – Under $10,000
	LVIP American Growth Fund – Under $10,000	$50,001 - $100,000
Nancy B. Wolcott	LVIP American Balanced Allocation Fund — $50,001 – $100,000	$50,001 - $100,000

As of December 31, 2025, no Trustee owned beneficially any shares of a Target Fund. As of December 31, 2025, the officers and trustees of the Target Funds owned beneficially in the aggregate less than 1% of the outstanding shares of any of the Target Funds.

Brian Wixted served as officer for OppenheimerFunds, Inc. (“Oppenheimer”) from 1999 until his retirement in 2016. He has a deferred compensation plan previously sponsored by Oppenheimer where he receives an annual payout for a fixed number of years based on the performance of phantom share investments in Oppenheimer funds. In 2019, Invesco acquired Oppenheimer and assumed financial responsibility for payments under the former Oppenheimer deferred compensation plan. Invesco began serving as a sub-adviser to certain LVIP Funds on February 8, 2019. Payments under the plan to Mr. Wixted have exceeded $120,000 during the past two calendar years. The payment amounts are determined by previously established factors (i.e., performance of the relevant funds), and the payment amounts are not impacted by the profits of Oppenheimer or Invesco.

Compensation

The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2025:

Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$387,000	$387,000
Peter F. Finnerty, Trustee	$359,000	$359,000
Ken C. Joseph, Trustee	$359,000	$359,000
Barbara L. Lamb, Trustee	$355,000	$355,000
Pamela L. Salaway, Trustee	$359,000	$359,000
Manisha A. Thakor, Trustee	$369,000	$369,000
Brian W. Wixted, Trustee	$387,000	$387,000
Nancy B. Wolcott, Trustee	$434,000	$434,000

Investment Adviser and Sub-Adviser

Investment Adviser. Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) is the investment adviser to the Acquiring Funds. LFI is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LFI’s address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.

Pursuant to the Investment Management Agreement, LFI manages each Acquiring Fund’s portfolio investments and reports to the Board of Trustees. Each Acquiring Fund pays LFI a monthly fee equal to a percentage of the average daily net assets of that Acquiring Fund. The aggregate annual rates of the fees payable by each Acquiring Fund to LFI may vary according to the level of assets of that Fund.

Because the Acquiring Funds are new, they have not yet paid fees to LFI.

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Prior to the closing of the Reorganizations, Franklin Templeton Fund Adviser, LLC (“FTFA”) served as investment manager to the Target Funds.

Advisory Fees Paid by Each Fund

For the three fiscal years ended December 31, the Target Funds paid the net amounts, as reflected in the table below, to FTFA, the Target Funds’ investment manager, for investment advisory services:

	2024	2023	2022
ClearBridge Variable Appreciation Portfolio	$7,568,882	$6,591,160	$6,510,748
ClearBridge Variable Dividend Strategy Portfolio	$3,118,208	$2,914,868	$3,421,298
ClearBridge Variable Large Cap Growth Portfolio	$3,659,042	$2,847,265	$2,588,576
ClearBridge Variable Large Cap Value Portfolio	$1,836,491	$1,770,464	$1,856,899

Expense Reimbursements

For the three fiscal years ended December 31, FTFA, the Target Funds’ investment manager, waived fees and/or reimbursed the Target Funds, as reflected in the table below, under the applicable expense reimbursement agreement:

	2024	2023	2022
ClearBridge Variable Appreciation Portfolio	$7,211	$5,357	$3,645
ClearBridge Variable Dividend Strategy Portfolio	$1,471	$1,374	$659
ClearBridge Variable Large Cap Growth Portfolio	$3,433	$3,712	$1,975
ClearBridge Variable Large Cap Value Portfolio	$1,622	$1,518	$1,215

The Adviser has contractually agreed to waive fees and/or reimburse each Acquiring Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE) exceed the following amounts percentage of the Acquiring Fund’s average daily net assets:

Fund	Standard Class	Service Class
LVIP ClearBridge Appreciation Fund	0.70%	0.95%
LVIP ClearBridge Dividend Strategy Fund	0.75%	1.00%
LVIP ClearBridge Large Cap Growth Fund	0.74%	0.99%
LVIP ClearBridge Large Cap Value Fund	0.72%	N/A *

*

LVIP ClearBridge Large Cap Value Fund offers Service Class shares; however, because there were no outstanding Class II Shares of ClearBridge Large Cap Value Portfolio outstanding on the Record Date, only Standard Class shares of the Acquiring Fund will be issued in the Reorganization relating to that Target Fund.

Any waivers or reimbursements made by the Adviser are subject to recoupment from the Acquiring Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue for a period of at least two years from the closing date of the Reorganizations., and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.

There can be no assurance that the above expense limitation will continue beyond the dates indicated.

Sub-Adviser. As adviser, LFI is primarily responsible for investment decisions affecting each of the Acquiring Funds under its management. LFI has delegated day-to-day portfolio management responsibility to investment management firms that serve as sub-adviser. The sub-adviser makes investment decisions for the Fund in accordance with the Funds’ investment objectives and places orders on behalf of the Fund to effect those decisions. LFI provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.

Fund	Sub-Adviser
LVIP ClearBridge Appreciation Fund	ClearBridge Investments, LLC (“ClearBridge”)
LVIP ClearBridge Dividend Strategy Fund	620 Eighth Avenue, 48th Floor,
LVIP ClearBridge Large Cap Growth Fund	New York, NY 10018
LVIP ClearBridge Large Cap Value Fund

LFI, not the Acquiring Funds, pays the sub-adviser a monthly fee equal to a percentage of the average daily net assets of the portion of the Acquiring Fund for which the sub-adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LFI pays to a sub-adviser may vary according to the level of assets the sub-adviser manages.

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Sub-Advisory Fees Paid by Each Fund

Since the Acquiring Funds are new, there were no fees paid for investment sub-advisory services with respect to the management of each Acquiring Fund during the fiscal year ended, December 31, 2024. LFI, not the Acquiring Fund, pays all sub-advisory fees owed.

Prior to the closing of the Reorganizations, ClearBridge served as sub-adviser to the Target Funds. FTFA, and not the Target Funds, paid all sub-advisory fees owed. As compensation for its services, the FTFA paid to ClearBridge a fee equal to 70% of the management fee paid to FTFA by each Target Fund, net of any waivers and expense reimbursements.

ClearBridge Investments, LLC (“ClearBridge”), is located at One Madison Avenue, New York, New York, 10010. ClearBridge is a wholly owned subsidiary of Franklin Resources, Inc., a publicly traded company listed on the New York Stock Exchange (NYSE:BEN). As of September 30, 2025, ClearBridge’s total assets under management were approximately $184.8 billion, including $43.3 billion for which ClearBridge provides non-discretionary investment models to managed account sponsors.

Service marks. The Acquiring Funds’ service marks and the name “Lincoln” are used by the Acquiring Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LFI ceases to be the Acquiring Funds’ investment adviser.

Fund Expenses. Expenses specifically assumed by each Acquiring Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LFI or each Acquiring Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser’s or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how each Acquiring Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 866-436-8717 or on the Acquiring Funds’ website at https://lincolnfinancial.com/lvip; and (2) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in the Acquiring Funds. Each portfolio manager is referred to in this section as a “portfolio manager.” Portfolio managers are the individuals employed by or associated with the Funds or an investment adviser of the Funds who are primarily responsible for the day-to-day management of the Acquiring Funds’ portfolio.

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of November 30, 2025.

	$		$		$		$
Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts		Total Assets (in millions) of Other Accounts		Number of Other Accounts Paying Performance Fees		Total Assets (in millions) of Other Accounts Paying Performance Fees
ClearBridge Investments, LLC
John Baldi
Registered Investment Companies		3		9,285.3		0		$0
Other Pooled Investment Vehicles		4		305.6		0		$0
Other Accounts		58,019		23,509.1		0		$0
Michael Clarfeld, CFA
Registered Investment Companies		3		9,285.3		0		$0
Other Pooled Investment Vehicles		2		195.8		0		$0
Other Accounts		57,624		23,306.2		0		$0
Erica Furfaro
Registered Investment Companies		10		16,218.3		0		$0
Other Pooled Investment Vehicles		5		3,400.9		0		$0
Other Accounts		95,241		36,840.3		0		$0
Michael Kagan
Registered Investment Companies		5		12,849.2		0		$0
Other Pooled Investment Vehicles		1		39.1		0		$0
Other Accounts		8,317		3,552.3		0		$0

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	$		$		$		$
Dmitry Khaykin
Registered Investment Companies		4		4,244.1		1		2,403
Other Pooled Investment Vehicles		1		279.0		0		$0
Other Accounts		4,653		2,467.8		0		$0
Deepon Nag
Registered Investment Companies		4		4,244.1		1		2,403.2
Other Pooled Investment Vehicles		1		279.0		0		$0
Other Accounts		4,653		2,467.8		0		$0
Stephen Rigo, CFA
Registered Investment Companies		5		12,849.2		0		$0
Other Pooled Investment Vehicles		1		39.1		0		$0
Other Accounts		8,317		3,552.3		0		$0
Margaret Vitrano
Registered Investment Companies		10		16,218.3		0		$0
Other Pooled Investment Vehicles		5		3,400.9		0		$0
Other Accounts		95,241		36,840.3		0		$0

Material Portfolio Manager Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager of a mutual fund has day-to-day management responsibilities with respect to the portfolio assets of more than one investment account, such as other pooled investment vehicles (including mutual funds, private funds, etc.) or separately managed accounts (collectively, “Accounts”).

Potential conflicts of interest may occur in connection with a portfolio manager’s management of a fund named in this SAI (a “Fund”), on one hand, and the investments of another Account, on the other. LFI has policies and procedures that it believes reasonably address the conflicts associated with managing multiple Accounts. The management of multiple Accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and the Fund. Material conflicts may exist between the investment strategy of the Fund and the investment strategy of other Accounts managed by the portfolio manager such as when an Account sells (or buys) a security, while the Fund buys or holds (or sells) the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by the Fund.

Material conflicts may exist in the allocation of investment opportunities between the Fund and other Accounts managed by the portfolio manager. LFI and the Funds’ sub-adviser(s), if any, have adopted policies and procedures designed to allocate investments fairly across a Fund and other Accounts.

No Fund or other LFI managed Account with a strategy similar to any of the Funds charges a performance-based fee.

The information below relates solely to the Fund managed by the particular adviser or sub-adviser.

Lincoln Financial Investments Corporation (“LFI”)

Subadvised Funds. LFI manages certain Fund portfolio investments via a “manager of managers” structure, whereby LFI selects and oversees sub-advisers that, in turn, manage a Fund’s portfolio investments, such as equity (stocks), fixed-income (bonds), and exchange-traded funds (“ETFs”). LFI conducts ongoing reviews of each sub-adviser’s business practices and investment operations. The Funds’ manager of managers structure, as well as Accounts not being charged performance-based fees, greatly reduces the potential for LFI Fund portfolio managers to face conflicts of interest regarding the management of other Accounts.

Funds of Funds. LFI provides direct asset management services for certain Funds known as “funds of funds.” A Lincoln fund of funds invests assets in other mutual funds, including ETFs, funds managed by LFI (typically branded “LVIP” or “Lincoln” funds), and funds managed by unaffiliated investment managers (collectively, underlying funds). LFI Fund portfolio managers maintain an asset allocation strategy for each LVIP fund of funds and make decisions regarding allocations to underlying funds based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers deem applicable.

LFI and the Funds generally rely on SEC Rule 12d1-4 to implement the fund of funds structure. LFI, as a fiduciary to each Fund, selects underlying funds that it believes are in a Fund’s best interest based on a variety of factors.

LFI and its affiliates receive advisory and other fees from underlying LVIP Funds for the management and other services that LFI and its affiliates provide to the LVIP Funds. Similarly, unaffiliated investment managers and their affiliates receive advisory and/or other fees from the underlying funds they or their affiliates manage. The affiliated and unaffiliated underlying funds may have advisory fee rates and/or fee structures that are different than those of the Funds. A portfolio manager’s management of Accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher fee Accounts.

As decision-makers for the LVIP funds of funds, LFI portfolio managers have the authority and discretion to manage fund of funds’ allocations to underlying funds. LFI’s policy is for LFI portfolio managers to make decisions concerning the selection of underlying funds based on the best interests of each Fund and its shareholders, without regard to any revenue that LFI receives or might receive, directly or indirectly, from Funds for

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services provided by LFI or an LFI affiliate or from any Fund sub-adviser. The Funds have additional policies and procedures in place to comply with SEC rules concerning funds of funds.

Cross Trades. LFI portfolio managers do not manage Fund assets that may be included in cross-trades. Fund sub-advisers effect any such trades, and each sub-adviser has represented to LFI that it has procedures in place to comply with relevant SEC regulations.

Multiple Accounts. A Fund portfolio manager’s management of multiple Accounts may result in the portfolio manager devoting unequal time and attention to the management of each Account. Although LFI does not track the time a portfolio manager spends on a single Fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the Accounts for which he or she is responsible. LFI seeks to manage competing interests for the time and attention of portfolio managers and other LFI personnel.

Personal Accounts. Personal accounts of LFI investment personnel may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LFI’s code of ethics.

ClearBridge Investments, LLC (“ClearBridge”)

Potential conflicts of interest may arise when the Funds’ portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the Funds’ portfolio managers.

The subadviser and the Funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the subadviser and the individuals that each employs. For example, the subadviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The subadviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the subadviser and the funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Investment Opportunities. If a portfolio manager identifies an investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity. The subadviser has adopted policies and procedures to ensure that all accounts, including the fund, are treated equitably.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. In addition to executing trades, some broker/dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. For this reason, the subadviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others.

The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Compensation Structures and Methods

Information regarding each portfolio manager’s compensation is attached hereto as Appendix C.

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Beneficial Interest of Portfolio Managers

Information regarding securities of each Acquiring Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.

Since the Acquiring Funds are new, no portfolio manager of any Acquiring Fund beneficially owns shares of any Fund.

Principal Underwriter

Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LFI, the Funds’ investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous.

For fiscal years ended December 31, 2024, 2023 and 2022, LFD received $194,623,872, $177,938,119 and $186,903,740, respectively, in compensation from the Trust.

For the fiscal years ended December 31, 2024, 2023 and 2022, the Target Funds paid $2,471,504, $2,051,266 and $2,096,179, respectively, to Franklin Distributors, LLC, the Target Funds’ distributor.

Administration Agreement

The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LFI and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Acquiring Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.

For the fiscal years ended December 31, 2024, 2023 and 2022, the Trust paid Lincoln Life $11,515,673, $10,571,7268 and $9,460,878, respectively, in administrative services reimbursement.

FTFA served as the administrator of the Target Funds. FTFA was compensated for administration services under the investment management agreement with the Target Funds and did not receive separate compensation for providing administration services to the Target Funds.

The Trust compensates Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Acquiring Funds. These contractholder services include, among others: responding to operational inquiries from contractholders about accounts and the Acquiring Funds; processing purchase and redemption orders with the Acquiring Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Acquiring Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Acquiring Fund shares; and forwarding communications from the Acquiring Funds to contractholders. In addition, Lincoln Life provides certain corporate-level services to each of the Acquiring Funds, such as: anti-money laundering and fraud prevention; privacy and data security; disaster recovery; and services related to regulatory duties, such as duties of confidentiality and disclosure.

For the fiscal years ended December 31, 2024 and 2023, the Trust paid Lincoln Life $30,947,378 and $28,852,253, respectively, in contractholder servicing and corporate-level services reimbursement.

Securities Lending

Since the Acquiring Funds are new, none of the Acquiring Funds engaged in any securities lending. None of the Target Funds engaged in securities lending for the fiscal year ended December 31, 2024.

Accounting Agreement

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The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), effective October 15, 2018 (November 19, 2018 for the funds of funds and master feeder funds), pursuant to which State Street provides certain accounting services for the Fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Funds’ shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses.

For fiscal years ended December 31, 2024, 2023 and 2022, the Trust paid $7,300,929, $8,785,055 and $11,079,131, respectively, pursuant to its Accounting Agreement.

For the fiscal years ended December 31, 2024, 2023, and 2022, the Target Funds paid $290,028, $214,465 and $217,674, respectively, to The Bank of New York Mellon, for fund accounting and financial administrative oversight services

Code of Ethics

The Trust, LFI and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LFI who regularly have access to information about securities purchased for the Acquiring Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Acquiring Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Acquiring Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.

Description of Shares

The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 113 funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each Acquiring Fund currently offers two classes of shares: Standard Class and Service Class.1 The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.

The Acquiring Funds’ shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Acquiring Fund are entitled to receive the assets available for distribution belonging to that Acquiring Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Acquiring Fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Acquiring Fund will be required in connection with a matter, a Acquiring Fund will be deemed to be affected by a matter unless it is clear that the interests of each Acquiring Fund in the matter are identical, or that the matter does not affect any interest of the Acquiring Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Acquiring Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Acquiring Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Acquiring Funds. In such matters, all shares of the Trust have equal voting rights.

[1]

Please note that, because there were no outstanding Class II Shares of ClearBridge Variable Large Cap Value Portfolio outstanding on the Record Date, only Standard Class shares of the Acquiring Fund will be issued in the Reorganization relating to that Target Fund.

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Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities

Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions received by owners of the Variable Contracts. A small number of Contract Holders could therefore determine whether Fund proposals are approved.

For these Acquiring Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 S. Harrison Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third-party insurance companies.

As of the date of this SAI, there were no shareholders of the Acquiring Funds that beneficially owned 5% or more (or 25% or more) of an Acquiring Fund’s outstanding shares.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Acquiring Fund2 for activities primarily intended to sell such shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each Acquiring Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.25% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.

No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Acquiring Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued.

Since the Acquiring Funds are new, none of the Funds paid Plan Fees for the fiscal year ended December 31, 2024.

Class II shares of each Target Fund were subject to a distribution (Rule 12b-1) fee which was adopted pursuant to a distribution and service plan (the “Target Fund 12b-1 Plan”). Under the Target Fund 12b-1 Plan, Class II shares paid annual amounts not exceeding 0.25% of the average daily net assets of the Class II shares of each Target Fund. The following service and distribution fees were incurred by each Target Fund pursuant to Target Fund 12b-1 Plan during the fiscal year ended December 31, 2024:

[2]

Please note that, because there were no outstanding Class II Shares of ClearBridge Variable Large Cap Value Portfolio outstanding on the Record Date, only Standard Class shares of the Acquiring Fund will be issued in the Reorganization relating to that Target Fund.

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Fund/Class	Service and Distribution Fees Incurred ($)		Service and Distribution Fees Waived/Reimbursed ($)
ClearBridge Variable Appreciation Portfolio Class II	754,992		0
ClearBridge Variable Dividend Strategy Portfolio Class II	827,296		330,919
ClearBridge Variable Large Cap Growth Portfolio Class II	889,216		0
ClearBridge Variable Large Cap Value Portfolio Class II	N/A	*	N/A	*

*	No information is presented for Class II shares of ClearBridge Variable Large Cap Value Portfolio, as no class II shares were outstanding as of December 31, 2024.

Revenue Sharing

LFI and its affiliates, including LFD, and/or each Acquiring Fund’s sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LFI receives from the Funds or the sub-advisory fees the sub-advisers receive from LFI, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Acquiring Fund shares or the sales of insurance products that are funded by the Acquiring Funds and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Acquiring Fund shares and the products that are funded by the Acquiring Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Acquiring Funds. The additional payments may be based on factors, including level of sales, the Acquiring Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the Acquiring Funds’ shares and the products that contain the Acquiring Funds. LFI and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities

Offering Price/NAV. The offering price of a Fund’s shares is based on the Funds’ net asset value (“NAV”) per share. The Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. The Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day. In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:

Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. The Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.

Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.

Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.

Portfolio Holdings Disclosure

The Trust’s Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding an Acquiring Fund’s portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Acquiring Funds’ portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Acquiring Funds’ shares, and affiliated persons of the Acquiring Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

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Each Acquiring Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

Each Acquiring Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.

Each Acquiring Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Funds’ portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.

Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations. In addition, certain Funds provide monthly portfolio holdings on a post-trade basis to Lincoln Life approximately 20 days after the end of each month. The pricing group uses Fund information to support the group’s oversight of risk management functions for the Managed Volatility Funds and Lincoln Life, but does not engage in any trading activities. The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities. Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associated insurance products. Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.

Fund sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund’s portfolio holdings: (1) ratings organizations, such as Moodys, Refinitiv and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as The Bank of New York Mellon (BNY Mellon), Commicise, BBH Infomediary, IDS GmBH, Commcise, Confluence Technologies Inc., IEX Data Analytics LLC, Institutional Shareholder Services Inc., TS Imagine, Qontigo, OMGEO, LLC, RIMES, Morningstar, Lipper, Factset Research Systems, Inc., Factset Workstation, Factset Raptor, Eagle PACE, Eagle Star, Solutions Atlantic, ION (Minerva and Sentinel), Financial Recovery Technologies, Intex, Performance Attribution System, Linedata Services, Inc., CRIMS, Everest Alpha Beta, Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Bloomberg PORT, BarraOne/MSCI Barra, Inc., Barclays Capital, BlackRock Aladdin, Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, Hedgemark, ICE Data Pricing and Reference Data, LLC, MoneyMate, Omgeo, Barclays Capital Point, Acuity Knowledge Partners, Virtu Americas LLC, Virtu Financial, Virtu ITG LLC, Markit/Wall Street Office and Axioma provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; Securities Class Action Services; (4) computer systems, products, services and software vendors, such as BestX, Electra Securities, TriOptima, FIS XSPrisa (XSP) SaaS, FX Connect, OMEGO LLC, Infinit Outsourcing, Inc., Limited, Cogent Consulting, Abel Noser, Charles River Communications, StarCompliance, Amazon Web Services (hosted applications), Microsoft, SS&C, SmartStream TLM, DTCC, Confluence, Tradeweb, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; MetroProof Inc., and (5) operational services such as Accenture LLP, Bank of New York Mellon, Brown Brothers Harriman & Co., Fidelity Corporate Action Solutions, StarCompliance, State Street Bank and Trust Company, State Street Global Services, State Street Investment Manager Solutions, ION and Northern Trust, provided generally on a daily basis for the purpose of providing operational functions including, but not limited to, Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund’s holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.

Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser, or sub-advisers, trading services providers, class action service provider (Kessler Topaz Meltzer & Check, LLP), custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.

The Funds will disclose their portfolio holdings in public SEC filings. The Trust’s Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds’ portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the Funds, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds’ portfolio holdings information.

The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds’ prospectuses and/or SAI.

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The Trust’s Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds’ investment adviser and other Fund affiliates, on the other. Moreover, the Funds’ Chief Compliance Officer will address the operation of the Funds’ procedures in the annual compliance review and will recommend any remedial changes to the procedures.

Purchase and Redemption Information

Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the Funds may also be purchased by the Trust’s funds of funds, which invest their assets in other mutual funds. The offering price of a Fund’s shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent

All securities, cash and other similar assets of the Acquiring Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.

Lincoln Life performs the Acquiring Funds’ dividend and transfer agent functions.

Independent Registered Public Accounting Firm

The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Acquiring Funds’ Independent Registered Public Accounting Firm. In addition to the audits of the Funds’ financial statements, Ernst & Young LLP also reviews certain regulatory reports and performs other tax services when engaged to do so by the Trust.

Financial Statements

Since the Acquiring Funds are new, the recent Form N-CSR to shareholders, which contains the Acquiring Funds’ audited financial statements, will not be available until December 31, 2026. We will provide a copy of the Acquiring Funds’ annual report and financial statements, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 866-436-8717. The audited financial statements of the Target Funds for the fiscal year ended December 31, 2024, and the semi-annual financial statements of the Target Funds for the fiscal period ended June 30, 2025, are incorporated by reference herein.

Taxes

Regulated Investment Company. The Fund intends to qualify, and has elected to be taxed as, a regulated investment company under the Internal Revenue Code (the “Code”). A regulated investment company’s ordinary income and net realized capital gains, if distributed to shareholders, will not be subject to corporate income tax. The Fund, as a regulated investment company, must, among other things, annually derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale of stock or securities or foreign currencies, or other income, such as income derived from interests in “qualified publicly traded partnerships,” gains from options, futures, or forward contracts, derived with respect to the Funds’ other investments (the Income Requirement).

The Fund also intends to comply with diversification requirements that apply to mutual funds investing in variable contracts. Generally, a Fund will be required to diversify its investments so that on the end of each calendar quarter: no more than 55% of total assets is represented by any one investment; no more than 70% is represented by any two; no more than 80% is represented by any three; and no more than 90% is represented by any four.

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For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by such. The Funds may satisfy an alternative asset diversification test under certain circumstances.

The Funds may sell its shares directly to certain qualified pension and retirement plans, and to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. If a Fund were to sell its shares to other categories of shareholders, the Funds may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract owners would be treated as the Funds’ shareholders, and the contracts invested in the Fund would not be treated as annuity, endowment, or life insurance contracts under the Code. All income and gain earned from those contracts both in past years and currently would be taxed currently to the Contract owners, and income and gain would remain subject to taxation as ordinary income thereafter.

If a Fund fails to qualify as a regulated investment company, the Fund would be subject to tax as an ordinary corporation on all of its taxable income and gain, whether or not distributed to shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company, the Funds’ distributions would be characterized as ordinary dividend income to its shareholders, and Contract owners would be required to include in ordinary income any income earned under the contracts for the current and all prior taxable years. A Fund’s failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts. Under certain circumstances inadvertent failures to satisfy the diversification requirements may be corrected.

The Funds may invest in exchange traded vehicles that track commodity returns. Under the Code, these investments are not considered “securities” for purposes of the Income Requirement. As a result, any income generated by such investments is not included in determining compliance with the Income Requirement’s 90% test. The Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Funds’ tax year. To the extent that a Fund’s income from commodities exceeds 10% of the Funds’ gross income, the Funds may be subject to taxation on that portion of commodities income that exceeds 10% of the Funds’ gross income.

Fund Distributions. Dividends that a Fund pays from its ordinary income and distributions of a Fund’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of a Fund’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable to life insurance companies under the Code. See the Contracts Prospectus for a description of the respective Insurance Company’s tax status and the charges that may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, each Fund will send to the Insurance Companies a written notice reporting the amount and character of any distributions made during such year. Any benefits reported will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.

Foreign Investments. Dividends or other income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign jurisdictions. Tax conventions, such as treaties, between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities in foreign corporations or in other regulated investment companies, the Funds may elect to treat its foreign income tax payments as paid by the Insurance Companies for U.S. income tax purposes. The Funds may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make this election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount that will be available for the deduction or credit. Certain limitations apply to the credit (but not the deduction) for foreign taxes that an Insurance Company may claim. Foreign taxes each Fund pays will reduce the return on the Funds’ investments. Any benefits of a foreign tax credit or deduction as a result of this election will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.

The Fund or Underlying Fund that invests in non-U.S. securities may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. The Fund and underlying fund that is eligible to do so may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund or underlying fund, depending on the circumstances.

Contract Owner Taxes. Since individual Contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the Contract owner level. The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

The Fund also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is

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treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. An alternative asset diversification test may be satisfied under certain circumstances.

The Funds may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Fund were to sell its shares to other categories of shareholders, the Funds may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract holders would be treated as the owners of the shares and the contracts invested in the Fund would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the Contract holders, and income and gain would remain subject to taxation as ordinary income thereafter.

Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments and net gain from investments) of certain individuals, trusts and estates.

Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account.

Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations or in other regulated investment companies, the Funds may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by the Insurance Companies. The Funds may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. Federal income tax deduction or as a foreign tax credit against their U.S. Federal income taxes. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount which will be available for the deduction or credit. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed. Foreign taxes paid by each Fund will reduce the return from the Funds’ s investments. Any benefits of such reporting will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.

Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

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Appendix A — Long and Short-Term Credit Ratings

Certain of the Fund’s investment policies and restrictions include reference to bond (long-term) and commercial paper (short-term) ratings. The following is a discussion of the rating categories of Moody’s Investor Service, Inc. and Standard & Poor’s Financial Services LLC.

Background

Moody’s

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

S&P Global Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due.

Long-Term Credit Ratings

Long-term ratings are generally the credit risk of fixed-income obligation with an original maturity of one year or more.

Moody’s

Aaa - Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

S&P Global Ratings

AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D - An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer. *Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.

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Moody’s

P1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

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Appendix B — Proxy Voting Policies and Procedures

Lincoln Financial Investments Corporation (“LFI”)

I. Introduction

The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, LFI.

LFI has adopted these Policies and Procedures to govern LFI’s implementation of proxy voting for LFI’s clients, which include the Lincoln Funds.

II. Policies

LFI shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).

Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LFI believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LFI votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.

In exercise voting authority LFI will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:

•

Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;

•	Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and

•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

III. Procedures

A. Direct Investments

LFI may invest directly in equity and fixed income securities, and other types of investments. LFI will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LFI will vote proxies in the Client’s best interests, as determined by LFI. In making such determination, LFI may rely on analysis from proxy voting consultants or third-party proxy voting services. LFI will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LFI may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.

B. Sub-Advised Funds

LFI advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LFI shall review each sub-adviser’s proxy voting policies and procedures as follows:

•

Before a sub-adviser is retained, LFI’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.

•

Each quarter, LFI’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LFI’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.

•

During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LFI reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.

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C. Funds of Funds

LFI advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.

When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LFI shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”

When a fund of funds invests directly in securities other than mutual funds, LFI shall follow the procedures outlined in “Direct Investments” above.

D. Master-Feeder Funds

LFI advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.

If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.

Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.

E. Material Conflicts

In the event that LFI identifies a potential material conflict of interest between a Client and LFI, or any LFI-affiliated entity, LFI will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LFI. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.

IV. Disclosure

A. Form ADV

LFI shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LFI will disclose how Clients may obtain information about how LFI voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.

B. Statement of Additional Information (SAI)

Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).

C. Annual Reports

Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.

D. Proxy Voting Record on Form N-PX

The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

V. Recordkeeping

LFI shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:

(a)	Proxy Voting Policies and Procedures;

(b)	Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);

(c)

A copy of any document that LFI, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and

(d)	A copy of each written request from a Client, and any response to the Client, for information on how LFI voted the Client’s proxies.

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ClearBridge Investments, LLC (“ClearBridge”)

ClearBridge is subject to the Proxy Voting Policies and Procedures that it has adopted to seek to ensure that it votes proxies relating to equity securities in the best interest of client accounts. The following is a brief overview of the policies.

ClearBridge votes proxies for each client account with respect to which it has been authorized or is required by law to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of the beneficial owners of the accounts it manages. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve ClearBridge of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issue, ClearBridge considers those factors and votes on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the policies or for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructuring, and social and environmental issues. The stated position on an issue set forth in the policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. There may be occasions when different investment teams vote differently on the same issue. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or ClearBridge’s business relationships, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s Chief Compliance Officer. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies.

ClearBridge generally takes the position that non-ClearBridge relationships between a Franklin affiliate and an issuer do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridge is operated as an independent business unit from other Franklin business units as well as on the existence of information barriers between ClearBridge and certain other Franklin business units.

ClearBridge’s Proxy Committee reviews and addresses conflicts of interest. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies. If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

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Appendix C — Compensation Structures and Methodologies of Portfolio Managers

The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund’s portfolio manager as of each Fund’s fiscal year ended December 31, 2024:

ClearBridge Investments, LLC (“ClearBridge”)

ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. ClearBridge’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base salary compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation. In addition to base compensation managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Incentive Award

•

ClearBridge’s Deferred Incentive Plan (“CDIP”) – a mandatory program that typically defers 15% of discretionary year-end compensation into ClearBridge managed products. For portfolio managers, one-half of this deferral is invested in their primary managed strategy and one-half can be elected to be invested in one or more of ClearBridge’s managed funds. Consequently, portfolio managers can have their entire CDIP award invested in their primary managed product. For research analysts their deferral is invested in one or more of ClearBridge managed funds. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

•

Franklin Templeton Restricted Stock Deferral – a mandatory program that typically defers 5% of discretionary year-end compensation into Franklin Templeton restricted stock. The award is paid out to employees in shares subject to vesting requirements.

Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for portfolio managers. These include but are not limited to:

•

Investment performance. A portfolio manager’s compensation is linked to the investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s Prospectus) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5-year performance;

•	Appropriate risk positioning that is consistent with the strategy’s investment philosophy and approach to generation of alpha.

•	Overall firm profitability and performance;

•	Amount and nature of assets managed by the portfolio manager;

•	Contributions for asset retention, gathering and client satisfaction;

•	Contribution to mentoring, coaching and/or supervising;

•	Contribution and communication of investment ideas in ClearBridge’s Investment Committee meetings and on a day to day basis; and

•	Market compensation survey research by independent third parties.

Lincoln Financial Investments Corporation (“LFI”)

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The equity programs are designed to position LFI to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:

BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.

ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.

LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.

DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LFI employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LFI-advised funds.

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Part C - Other Information
Item 15. Indemnification
As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust's Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust's By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.
Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Financial Investments Corporation (“LFI”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LFI of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.
The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.
Item 16. Exhibits
Defined Terms for Exhibits:
•
Lincoln Financial Investments Corporation (“LFI”)
•
Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•
Lincoln Financial Distributors, Inc. (“LFD”)
•
The Lincoln National Life Insurance Company (“Lincoln Life”)
•
Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•
Post-Effective Amendment (“PEA”)
Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:
(1)	Declaration of Trust.
	(a)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.
	(b)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.
(2)	By-laws.
	(a)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.
(3)		N/A
(4)		Form of Agreement and Plan of Reorganization, filed herewith.
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(5)
Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws,
incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(6)	Investment Advisory Contracts.
	(a)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LFI, previously filed with PEA 41 on April 15, 2008.
		(1)	Amendment to Schedule A to the Investment Management Agreement, dated June 17, 2022, between LVIP Trust and LFI, previously filed with PEA 233 on April 28, 2023.
(2)
Amendment to Schedule A to the Investment Management Agreement, dated October 1, 2025, between
LVIP Trust and LFI, previously filed with the Trust’s Registration Statement on Form N-14 on December 3,
2025.

	(b)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cayman, Ltd. and LFI, previously filed with PEA 197 on April 25, 2019.
	(c)	Reserved.
	(d)	Sub-Advisory Contracts.
		(1)	Sub-Advisory Agreement dated April 1, 2021, between LFI and AllianceBernstein, L.P., previously filed with PEA 219 on April 30, 2021.
			(i)	Amendment to Sub-Advisory Agreement dated April 5, 2024, between LFI and AllianceBernstein L.P., previously filed with PEA 259 on April 19, 2024.
		(2)	Sub-Advisory Agreement dated April 30, 2019, between LFI and American Century Investment Management Inc., previously filed with PEA 199 on April 30, 2019.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated November 2, 2023, between LFI and American Century Investment Management, Inc., previously filed with PEA 248 on November 17, 2023.
			(ii)	Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2024, between LFI and American Century Investment Management, Inc., previously filed with PEA 262 on May 17, 2024.
		(3)	Sub-Advisory Agreement dated June 5, 2007, between LFI and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2023, between LFI and BAMCO, Inc., previously filed with PEA 233 on April 28, 2023.
		(4)	Sub-Advisory Agreement dated March 21, 2016, between LFI and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2023, between LFI and BlackRock Advisors, LLC, previously filed with PEA 245 on October 16, 2023.
		(5)	Sub-Advisory Agreement dated April 30, 2010, between LFI and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.
		(6)	Sub-Advisory Agreement dated August 27, 2012, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.
			(i)	Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
			(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated December 17, 2021, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 226 on April 29, 2022.
			(iii)	Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2025, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 266 on February 21, 2025.
		(7)	Sub-Advisory Agreement dated January 1, 2017, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LFI and BlackRock Investment Management, previously filed with PEA 211 on December 15, 2020.
		(8)	Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
			(i)	Side Letter to Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
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(9)	Sub-Advisory Agreement dated July 30, 2020, between LFI and ClearBridge Investments, LLC, previously filed with PEA 211 on December 11, 2020.
(i) Amendment No. 1 to Schedule A to Sub-Advisory Agreement dated May 3, 2024, between LFI and ClearBridge Investments, LLC, previously filed with PEA 262 on May 17, 2024.
(ii)
Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2026, between LFI and ClearBridge Investments, LLC, previously filed with the Trust’s Registration Statement on
Form N-14 on December 3, 2025.

(10)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LFI and Delaware Management Company, previously filed with PEA 204 on April 16, 2020.
(11)	Reserved.
(12)	Sub-Advisory Agreement dated May 1, 2015, between LFI and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 10, 2021, between LFI and Dimensional Fund Advisers LP, previously filed with PEA 219 on April 30, 2021.
(13)	Sub-Advisory Agreement dated May 1, 2025, between LFI and FIAM LLC, previously filed with PEA 266 on February 21, 2025.
(14)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.
(i) Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LFI and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.
(ii) Amendment No. 3 to sub-Advisory Agreement dated April 28, 2023, between LFI and Franklin Advisors, Inc., previously filed with PEA 233 on April 28, 2023.
(15)	Amended & Restated Sub-Advisory Agreement dated August 7, 2021, between LFI and Franklin Advisers, Inc., previously filed with PEA 225 on September 7, 2021.
(i) Amendment No. 1 to Sub-Advisory Agreement dated May 3, 2024, between LFI and Franklin Advisors, Inc., previously filed with PEA 262 on May 17, 2024.
(16)	Sub-Advisory Agreement dated January 27, 2016, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 168 on April 29, 2016.
(17)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.
(18)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.
(19)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.
(20)	Sub-Advisory Agreement dated September 21, 2012, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 145 on April 30, 2013.
(i) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(iii)
Amendment to Schedule A to Sub-Advisory Agreement dated March 24, 2022, between LFI and
J.P. Morgan Investment Management, Inc., previously filed with the Trust’s Registration
Statement on Form N-14 on April 18, 2022.

(iv) Side Letter to Sub-Advisory Agreement dated April 18, 2023, between LFI and J.P. Morgan Investment Management, Inc., previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(v) Amendment No. 7 to Sub-Advisory Agreement dated May 1, 2023, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 233 on April 28, 2023.
(vi) Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2025, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 269 on May 1, 2025.
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	(vii)	Side Letter to Sub-Advisory Agreement dated March 21, 2025, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 269 on May 1, 2025.
(21)	Sub-Advisory Agreement dated April 30, 2010, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.
(22)	Sub-Advisory Agreement dated April 30, 2018, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 211 on December 15, 2020.
(23)	Sub-Advisory Agreement dated October 30, 2018, between LFI and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(24)	Sub-Advisory Agreement dated October 1, 2010, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LFI Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment No. 5 to Sub-Advisory Agreement dated January 1, 2023, between LFI and Massachusetts Financial Services Company, previously filed with PEA 233 on April 28, 2023.
(25)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2022, between LFI and Massachusetts Financial Services Company, previously filed with PEA 226 on April 29, 2022.
(26)	Sub-Advisory Agreement dated May 1, 2016, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.
(27)	Sub-Advisory Agreement dated March 1, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated June 18, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 225 on September 7, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated March 28, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 233 on April 28, 2023.
	(iii)	Amendment to Schedule A to the Sub-Advisory Agreement dated October 1, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 248 on November 17, 2023.
(28)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(29)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(30)	Sub-Advisory Agreement dated December 1, 2025, between LFI and Nomura Investments Fund Advisers, previously filed with PEA 271 on December 15, 2025.
(31)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Sub-Advisory Agreement dated September 20, 2021, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 226 on April 29, 2022.
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(32)	Reserved.
(33)	Sub-Advisory Agreement effective April 28, 2020, between LFI and Schroder Investment Management North America Inc., previously filed with PEA 205 on April 29, 2020.
(34)	Sub-Advisory Agreement dated April 30, 2008, between LFI and SSGA Funds Management, Inc., previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated February 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated April 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
(35)	Sub-Advisory Agreement dated February 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 190 on September 28, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
(36)	Sub-Advisory Agreement dated February 1, 2018, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 182 on January 31, 2018.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.
(37)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
(38)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
	(iii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
(39)	Sub-Advisory Agreement dated September 21, 2012, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.
(40)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LFI and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
(41)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LFI and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2022, between LFI and Wellington Management Company, LLP, previously filed with PEA 233 on April 28, 2023.
(42)	Sub-Advisory Agreement dated July 31, 2020, between LFI and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
(43)	Sub-Sub-Advisory Agreement dated March 13, 2017, between BlackRock Financial Management Inc. and BlackRock International Limited, previously filed with PEA 219 on April 30, 2021.
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		(44)	Sub-Sub-Advisory Agreement dated February 11, 2022, between BlackRock Investment Management and BlackRock Singapore Limited, previously filed with PEA 226 on April 29, 2022.
		(45)	Sub-Sub-Advisory Agreement dated April 25, 2024, between BlackRock Investment Management, LLC and BlackRock International Limited, previously filed with PEA 271 on December 15, 2025.
		(46)	Sub-Sub-Advisory Agreement dated May 1, 2025, between FIAM, LLC and FMR INVESTMENT MANAGEMENT (UK) LIMITED, previously filed with the Trust’s Registration Statement on Form N-14 on May 15, 2025.
		(47)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C, previously filed with PEA 152 on April 30, 2014.
		(48)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.
		(49)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.
		(50)	Sub-Sub-Advisory Agreement dated December 1, 2025, between Nomura Investments Fund Advisers and Macquarie Investment Management Global Limited, previously filed with PEA 271 on December 15, 2025.
(51)
Sub-Sub-Advisory Agreement dated April 28, 2020, between Schroder Investment Management North
America Inc. and Schroder Investment Management North America Limited, previously filed with PEA 219 on April 30, 2021.

		(52)	Sub-Advisory Agreement between LFI, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.
(53)
Amended & Restated Sub-Advisory Agreement dated April 26, 2019, between LFI, LVIP BlackRock Global
Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 226 on April 29, 2022.

(7)	Underwriting Contracts.
	(a)	Principal Underwriting Agreement dated January 1, 2012, between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.
		(1)	Amendment to Schedule A to Principal Underwriting Agreement dated June 30, 2021, between LVIP Trust and LFD, previously filed with PEA 226 on April 29, 2022.
		(2)	Amendment to Schedule A to Principal Underwriting Agreement dated April 11, 2023, between LVIP Trust and LFD, filed with PEA 233 on April 28, 2023.
(8)	N/A
(9)	Custodian Agreements.
	(a)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.
		(1)	Amendment to Appendix A to Mutual Fund Custody Agreement dated November 18, 2021, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 226 on April 29, 2022.
		(2)	Amendment to Appendix A to Mutual Fund Custody Agreement dated March 28, 2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April 28, 2023.
		(3)	Amendment to Appendix A to Mutual Fund Custody Agreement dated January 30, 2024, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
(10)	Rule 12b-1 Plan and Rule 18f-3 Plan.
	(a)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.
		(1)	Amendment to Schedule I of the Service Class Distribution and Service Plan dated May 30, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025
	(b)	Distribution Services Agreement dated May 1, 2008, between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.
		(1)	Amendment to Schedule A to the Distribution Services Agreement dated October 1, 2023, between LVIP Trust and LFD, previously filed with PEA 247 on October 31, 2023.
		(2)	Amendment to Schedule A to the Distribution Services Agreement dated May 30, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(c)	Rule 18f-3 Multiple Class Plan approved October 23, 2023, previously filed with PEA 247 on October 31, 2023.
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(11)	Legal Opinion.
	(a)	Legal Opinion of Counsel dated April 1, 2003, regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.
	(b)	Legal Opinion of Counsel dated April 27, 2007, regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.
	(c)	Legal Opinion of Counsel dated January 15, 2026, filed herewith.
(12)	(a)	N/A
(13)	Other Material Contracts.
(a)
Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street
Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(1)
Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated March 28,
2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April
28, 2023.

	(b)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.
(i) Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.
(ii) Amendment to Administration Agreement dated December 1, 2023, between LVIP Trust and Lincoln Life, previously filed with PEA 249 on December 11, 2023.
	(c)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LFI and LVIP Trust, previously filed with PEA 197 on April 25, 2017.
		(1)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
		(2)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated October 1, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(d)	Advisory Fee Waiver Agreement dated March 7, 2013, between LFI and LVIP Trust, previously filed with PEA 145 on April 30, 2013.
		(1)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
		(2)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated June 18, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(e)	Consulting Agreements
		(1)	Consulting Agreement dated April 29, 2011, between LFI and The Vanguard Group Inc., previously filed with PEA 129 on April 11, 2012.
		(2)	Consulting Agreement dated January 1, 2018, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.
	(f)	Participation Agreements
		(1)	Fund Participation Agreement dated May 1, 2003, between Lincoln Life and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
		(2)	Amendment to Fund Participation Agreement effective February 1, 2021, between Lincoln Life and LVIP Trust, previously filed with PEA 219 on April 30, 2021.
		(3)	Fund Participation Agreement dated May 1, 2003, including certain amendments, between Lincoln New York and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
		(4)	Amendment effective May 1, 2014, to the Fund Participation Agreement, between Lincoln New York and LVIP Trust, previously filed with PEA 152 on April 30, 2014.
(5)
Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, Great-West Life &
Annuity Insurance Company, and First-Great West Life & Annuity Insurance Company, previously filed with
PEA 41 on April 15, 2008.

(6)
Amendment to Fund Participation Agreement dated March 15, 2021, between LVIP Trust, LFI, LFD and
Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New
York, previously filed with PEA 225 on September 7, 2021.

7

(7)
Amendment to Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFI, LFD, Empower
Annuity Insurance Company of America (formerly Great-West Life & Annuity Insurance Company) and
Empower Life & Annuity Insurance Company of New York (formerly Great-West Life & Annuity Insurance
Company of New York formerly, First-Great West Life & Annuity Insurance Company, previously filed with
PEA 233 on April 28, 2023.

(8)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, and Nationwide Financial Services, Inc., previously filed with PEA 41 on April 15, 2008.
(9)	Amendment to Fund Participation Agreement dated March 10, 2009, between LVIP Trust, LFI, LFD and Nationwide Financial Services, Inc., previously filed with PEA 225 on September 7, 2021.
(10)	Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD and Nationwide Financial Services, previously filed with PEA 233 on April 28, 2023.
(11)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, and New York Life Insurance and Annuity Corporation, previously filed with PEA 41 on April 15, 2008.
(12)	Amendment to Fund Participation Agreement dated April 30, 2012, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(13)	Amendment to Fund Participation Agreement dated April 1, 2013, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(14)	Amendment to Fund Participation Agreement dated May 1, 2018, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(15)	Amendment to Fund Participation Agreement dated November 1, 2019, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(16)	Amendment to Fund Participation Agreement dated April 10, 2021, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(17)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company, previously filed with PEA 41 on April 15, 2008.
(18)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company, filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(19)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company of New York, filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(20)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, and Standard Insurance Company, previously filed with PEA 41 on April 15, 2008.
(21)
Fund Participation Agreement dated July 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, LFI,
American Funds Insurance Series, Capital Research and Management Company, Capital Income Builder,
Intermediate Bond Fund of America, Short-Term Bond Fund of America and American Funds Service
Company, previously filed with PEA 104 on April 12, 2011.

(22)	Fund Participation Agreement dated June 12, 2009, between LVIP Trust, LFD, LFI, and AIG Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(23)	Fund Participation Agreement dated June 12, 2009, between LVIP Trust, LFD, LFI, and American International Life Assurance Company of New York, previously filed with PEA 99 on April 6, 2011.
(24)
Assignment dated November 30, 2010, of Fund Participation Agreement dated June 12, 2009, between
LVIP Trust, LFD, LFI, and American International Life Assurance Company of New York to United States
Life Insurance Company in the City of New York, previously filed with PEA 99 on April 6, 2011.

(25)	Amendment to Fund Participation Agreement dated March 15, 2021, between LVIP Trust, LFI, LFD and American General Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
(26)	Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD and American General Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(27)
Amendment to Fund Participation Agreement dated March 15, 2021, between LVIP Trust, LFI, LFD and The
United States Life Insurance Company in the City of New York, previously filed with PEA 225 on
September 7, 2021.

(28)
Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD and The
United States Life Insurance Company in the City of New York, previously filed with PEA 233 on April 28,
2023.

8

(29)	Fund Participation Agreement dated May 28, 2009, between LVIP Trust, LFD, LFI, and Commonwealth Annuity and Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(30)	Fund Participation Agreement dated May 28, 2009, between LVIP Trust, LFD, LFI, and First Allmerica Financial Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(31)	Fund Participation Agreement dated April 26, 2021, between LVIP Trust, LFD, LFI and Principal National Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
(32)
Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Principal
National Life Insurance Company and Principal Life Insurance Company, previously filed with PEA 233 on
April 28, 2023.

(33)	Fund Participation Agreement dated April 30, 2021, between LVIP Trust, LFD, LFI and The Guardian Insurance & Annuity Company, Inc., previously filed with PEA 225 on September 7, 2021.
(34)	Fund Participation Agreement dated April 26, 2021, between LVIP Trust, LFD, LFI and Allstate Life Insurance Company of New York, previously filed with PEA 228 on July 18, 2022.
(35)
Master Fund Participation Agreement dated June 30, 2010, between LVIP Trust, Lincoln Life, Lincoln New
York, American Funds Insurance Series, Capital Research and Management Company, and American
Funds Service Company, previously filed with PEA 103 on April 12, 2011.

(36)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940, previously filed with PEA 226 on April 29, 2022.
(37)	Form of Fund of Funds Operational Participation Agreement, previously filed with PEA 152 on April 30, 2014.
(38)	Fund Participation Agreement dated May 1, 2023, between LVIP Trust, LFD, LFI, and Allianz Life Insurance Company of North America, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(39)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Allianz Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.
(40)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Talcott Resolution Life
Insurance Company and Talcott Resolution Life and Annuity Insurance Company, previously filed with PEA
233 on April 28, 2023.

(41)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Horace Mann Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(42)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Pacific Life Insurance Company and Pacific Life and Annuity Company, previously filed with PEA 233 on April 28, 2023.
(43)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Genworth Life and Annuity Company, previously filed with PEA 233 on April 28, 2023.
(44)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Genworth Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.
(45)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and The Ohio National
Life Insurance Company and Ohio National Life Insurance Corporation, previously filed with PEA 233 on
April 28, 2023.

(46)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Massachusetts Mutual
Life Insurance Company and C.M. Life Insurance Company, previously filed with PEA 233 on April 28,
2023.

(47)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Protective Life and Annuity Insurance Company, previously filed with PEA 233 on April 28, 2023.
(48)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Protective Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(49)
Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Delaware
Life Insurance Company and Delaware Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.

(50)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Midland National Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(51)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Modern Woodmen of America, previously filed with PEA 233 on April 28, 2023.
9

(52)	Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Symetra Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(53)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Transamerica Life
Insurance Company and Transamerica Financial Life Insurance Company, previously filed with PEA 233 on
April 28, 2023.

(54)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Lincoln Benefit Life Company, previously filed with PEA 233 on April 28, 2023.
(55)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Kansas City Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(56)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Country Investors Life Assurance Company, previously filed with PEA 233 on April 28, 2023.
(57)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and EquiTrust Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(58)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Farm Bureau Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(59)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Metropolitan Tower Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(60)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Integrity Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(61)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and National Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(62)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and The Prudential Life
Insurance Company of America, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.

(63)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and First Security
Benefit Life Insurance and Annuity Company of New York, previously filed with Pre-Effective Amendment
No. 2 on May 19, 2023.

(64)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Zurich American Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(65)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Zurich American
Life Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19,
2023.

(66)	Fund Participation Agreement dated May 1, 2023, between LVIP Trust, LFI, LFD, and Allianz Life Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(67)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and American General Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(68)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Ameritas Life Insurance Corp., previously filed with PEA 261 on April 29, 2024.
(69)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and First Symetra National Life Insurance Company of New York, previously filed with PEA 261 on April 29, 2024.
(70)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Athene Annuity & Life Assurance Company, previously filed with PEA 261 on April 29, 2024.
(71)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Brighthouse Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(72)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Genworth Life And Annuity Insurance Company, previously filed with PEA 261 on April 29, 2024.
(73)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Genworth Life Insurance Company of New York, previously filed with PEA 261 on April 29, 2024.
(74)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and The Guardian Insurance & Annuity Company Inc., previously filed with PEA 261 on April 29, 2024.
(75)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Everlake Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
10

		(76)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Jackson National Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(77)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Kansas City Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(78)
Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Massachusetts Mutual
Life Insurance Company and C.M. Life Insurance Company, previously filed with PEA 261 on April 29,
2024.

		(79)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Metropolitan Tower Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(80)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Modern Woodmen of America, previously filed with PEA 261 on April 29, 2024.
(81)
Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD,
Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, previously filed with PEA 261 on April 29, 2024.

(82)
Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and American United Life
Insurance Company, and Indiana Insurance Corporation and One America Securities, Inc., previously filed with PEA 261 on April 29, 2024.

		(83)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Annuity Investors Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(84)
Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Principal
Life Insurance Company and Transamerica Life Insurance Company and Principal National Life Insurance
Company, previously filed with PEA 261 on April 29, 2024.

		(85)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and The Prudential Insurance Company Of America, previously filed with PEA 261 on April 29, 2024.
		(86)	Amendment No. 3 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Nationwide Financial Services, Inc., previously filed with PEA 261 on April 29, 2024.
		(87)	Amendment No. 7 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 261 on April 29, 2024.
(88)
Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Pacific
Life Insurance Company and Pacific Life & Annuity Company, previously filed with PEA 261 on April 29,
2024.

		(89)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Mutual of America Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(90)
Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Pruco Life Insurance
Company and Pruco Life Insurance Company of New Jersey, previously filed with PEA 261 on April 29,
2024.

		(91)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Midland National Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(92)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Everlake Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(93)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Protective Life and Annuity Insurance Company, previously filed with PEA 261 on April 29, 2024.
	(g)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.
(14)	(a)	Consent of Independent Registered Public Accounting Firm dated January 15, 2026, filed herewith.
	(b)	Consent of Independent Registered Public Accounting Firm dated January 15, 2026, filed herewith.
(15)	N/A
(16)	(a)	Power of Attorney dated December 9, 2025, filed herewith.
(17)	Codes of Ethics.
	(a)	Code of Ethics for LVIP Trust and LFI, previously filed with PEA 235 on June 16, 2023.
	(b)	Code of Ethics for LFD, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(c)	Code of Ethics for ClearBridge Investments, LLC, previously filed with PEA 269 on April 30, 2025.
11

(18)	N/A
Item 17. Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.
12

SIGNATURE PAGE
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Fort Wayne and the State of Indiana, on this 15th day of January 2026.
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
By: /s/Gordon Huellmantel Gordon Huellmantel Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.
Signature		Title
By:	/s/John Morriss* John Morriss	Chairman of the Board, Trustee and President (Principal Executive Officer)
By:	/s/James Hoffmayer James Hoffmayer	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)
/s/Steve A. Cobb* Steve A. Cobb		Trustee
/s/Peter F. Finnerty* Peter F. Finnerty		Trustee
/s/Ken C. Joseph* Ken C. Joseph		Trustee
/s/Barbara L. Lamb* Barbara L. Lamb		Trustee
/s/Pamela L. Salaway* Pamela L. Salaway		Trustee
/s/Manisha A. Thakor* Manisha A. Thakor		Trustee
/s/Brian W. Wixted* Brian W. Wixted		Trustee
/s/Nancy B. Wolcott* Nancy B. Wolcott		Trustee
By:	/s/Gordon Huellmantel Gordon Huellmantel	Attorney-in-Fact
*Power of Attorney dated December 9, 2025, filed herewith.